UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-10385
Pacific Life Funds
(Exact name of registrant as specified in charter)
700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660
(Address of principal executive offices) (Zip code)
Robin S. Yonis
Vice President and General Counsel of Pacific Life Funds
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103
Registrant’s telephone number, including area code: 949-219-6767
Date of fiscal year end: March 31
Date of reporting period: December 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	3,299,235	$32,266,514
PL Inflation Managed Fund ‘P’	5,702,224	60,614,643
PL Managed Bond Fund ‘P’	12,514,032	132,899,016
PL Short Duration Bond Fund ‘P’	4,715,080	46,962,199
PL Comstock Fund ‘P’	1,151,597	12,736,665
PL Large-Cap Growth Fund ‘P’	703,087	6,067,639
PL Large-Cap Value Fund ‘P’	1,491,404	16,509,841
PL Main Street Core Fund ‘P’	691,523	6,763,096
PL Mid-Cap Equity Fund ‘P’	1,021,317	9,447,182
PL International Large-Cap Fund ‘P’	810,746	10,718,058
PL International Value Fund ‘P’	990,048	7,653,073

Total Affiliated Mutual Funds (Cost $331,019,051)		342,637,926

TOTAL INVESTMENTS - 100.0% (Cost $331,019,051)		342,637,926

OTHER ASSETS & LIABILITIES, NET - 0.0%		8,048

NET ASSETS - 100.0%		$342,645,974

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.8%

PL Floating Rate Loan Fund ‘P’	2,424,994	$23,716,440
PL Inflation Managed Fund ‘P’	4,464,155	47,453,975
PL Managed Bond Fund ‘P’	9,015,999	95,749,914
PL Short Duration Bond Fund ‘P’	3,385,933	33,723,899
PL Comstock Fund ‘P’	1,841,208	20,363,758
PL Growth LT Fund ‘P’	574,147	6,493,600
PL Large-Cap Growth Fund ‘P’	1,514,413	13,069,384
PL Large-Cap Value Fund ‘P’	2,485,543	27,514,959
PL Main Street Core Fund ‘P’	1,751,703	17,131,654
PL Mid-Cap Equity Fund ‘P’	1,449,883	13,411,417
PL Mid-Cap Growth Fund ‘P’	811,816	6,177,918
PL Small-Cap Value Fund ‘P’	350,442	3,462,367
PL Emerging Markets Fund ‘P’	269,261	3,177,278
PL International Large-Cap Fund ‘P’	1,228,349	16,238,777
PL International Value Fund ‘P’	1,265,903	9,785,429

Total Affiliated Mutual Funds (Cost $324,657,411)		337,470,769

TOTAL INVESTMENTS - 99.8% (Cost $324,657,411)		337,470,769

OTHER ASSETS & LIABILITIES, NET - 0.2%		543,882

NET ASSETS - 100.0%		$338,014,651

Note to Schedule of Investments
(a) Fair Value Measurements
The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

PL Portfolio Optimization Conservative Fund
Assets Affiliated Mutual Funds	$342,637,926	$342,637,926	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets Affiliated Mutual Funds	$337,470,769	$337,470,769	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	4,515,448	$44,161,081
PL Inflation Managed Fund ‘P’	9,155,806	97,326,222
PL Managed Bond Fund ‘P’	14,247,886	151,312,553
PL Short Duration Bond Fund ‘P’	4,405,106	43,874,854
PL Comstock Fund ‘P’	6,506,496	71,961,844
PL Growth LT Fund ‘P’	3,110,046	35,174,617
PL Large-Cap Growth Fund ‘P’	5,037,049	43,469,730
PL Large-Cap Value Fund ‘P’	8,256,335	91,397,625
PL Main Street Core Fund ‘P’	6,466,260	63,240,025
PL Mid-Cap Equity Fund ‘P’	5,785,078	53,511,969
PL Mid-Cap Growth Fund ‘P’	2,142,647	16,305,544
PL Small-Cap Growth Fund ‘P’ *	858,471	9,091,208
PL Small-Cap Value Fund ‘P’	2,738,940	27,060,724
PL Real Estate Fund ‘P’	1,625,582	18,369,077
PL Emerging Markets Fund ‘P’	2,132,988	25,169,261
PL International Large-Cap Fund ‘P’	5,220,258	69,011,816
PL International Value Fund ‘P’	3,354,566	25,930,798

Total Affiliated Mutual Funds (Cost $855,498,567)		886,368,948

TOTAL INVESTMENTS - 100.0% (Cost $855,498,567)		886,368,948

OTHER ASSETS & LIABILITIES, NET — (0.0%)		(11,092)

NET ASSETS - 100.0%		$886,357,856

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Inflation Managed Fund ‘P’	4,781,364	$50,825,892
PL Managed Bond Fund ‘P’	4,787,799	50,846,426
PL Short Duration Bond Fund ‘P’	1,257,307	12,522,781
PL Comstock Fund ‘P’	5,367,150	59,360,683
PL Growth LT Fund ‘P’	3,387,659	38,314,427
PL Large-Cap Growth Fund ‘P’	3,670,168	31,673,553
PL Large-Cap Value Fund ‘P’	6,631,024	73,405,430
PL Main Street Core Fund ‘P’	6,075,831	59,421,627
PL Mid-Cap Equity Fund ‘P’	5,627,240	52,051,974
PL Mid-Cap Growth Fund ‘P’	3,224,457	24,538,119
PL Small-Cap Growth Fund ‘P’ *	1,217,764	12,896,122
PL Small-Cap Value Fund ‘P’	3,310,597	32,708,696
PL Real Estate Fund ‘P’	1,781,747	20,133,743
PL Emerging Markets Fund ‘P’	2,620,704	30,924,308
PL International Large-Cap Fund ‘P’	4,302,828	56,883,377
PL International Value Fund ‘P’	4,889,976	37,799,515

Total Affiliated Mutual Funds (Cost $623,967,662)		644,306,673

TOTAL INVESTMENTS - 100.0% (Cost $623,967,662)		644,306,673

OTHER ASSETS & LIABILITIES, NET - 0.0%		85,375

NET ASSETS - 100.0%		$644,392,048

Note to Schedule of Investments
(a) Fair Value Measurements
The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

PL Portfolio Optimization Moderate Fund
Assets Affiliated Mutual Funds	$886,368,948	$886,368,948	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets Affiliated Mutual Funds	$644,306,673	$644,306,673	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Managed Bond Fund ‘P’	608,815	$6,465,616
PL Comstock Fund ‘P’	1,706,505	18,873,944
PL Growth LT Fund ‘P’	1,115,777	12,619,440
PL Large-Cap Growth Fund ‘P’	1,206,383	10,411,087
PL Large-Cap Value Fund ‘P’	2,300,319	25,464,527
PL Main Street Core Fund ‘P’	2,415,861	23,627,125
PL Mid-Cap Equity Fund ‘P’	1,799,835	16,648,473
PL Mid-Cap Growth Fund ‘P’	1,609,881	12,251,191
PL Small-Cap Growth Fund ‘P’ *	996,401	10,551,888
PL Small-Cap Value Fund ‘P’	1,464,763	14,471,857
PL Real Estate Fund ‘P’	779,241	8,805,427
PL Emerging Markets Fund ‘P’	1,040,955	12,283,270
PL International Large-Cap Fund ‘P’	1,566,914	20,714,604
PL International Value Fund ‘P’	2,152,973	16,642,480

Total Affiliated Mutual Funds (Cost $193,390,218)		209,830,929

TOTAL INVESTMENTS - 100.1% (Cost $193,390,218)		209,830,929

OTHER ASSETS & LIABILITIES, NET — (0.1%)		(136,299)

NET ASSETS - 100.0%		$209,694,630

Note to Schedule of Investments
(a) Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets Affiliated Mutual Funds	$209,830,929	$209,830,929	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL FLOATING RATE INCOME FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 9.7%

Consumer Discretionary - 0.7%

Dana Holding Corp
6.750% due 02/15/21	$250,000	$257,500

Consumer Staples - 0.7%

Reynolds Group Issuer Inc
7.875% due 08/15/19 ~	250,000	262,500

Energy - 1.3%
Arch Coal Inc
7.000% due 06/15/19 ~	250,000	256,250
Peabody Energy Corp
6.000% due 11/15/18 ~	250,000	256,250

		512,500

Financials - 1.9%

CIT Group Inc
7.000% due 05/01/16	250,000	250,313
Ford Motor Credit Co LLC
3.148% due 01/13/12 §	250,000	250,458
Nuveen Investments Inc
10.500% due 11/15/15	250,000	249,375

		750,146

Industrials - 0.6%

U.S. Airways 2011-1 Pass-Through Trust ‘A’
7.125% due 10/22/23	250,000	238,594

Information Technology - 0.7%

EH Holding Corp
7.625% due 06/15/21 ~	250,000	263,750

Materials - 2.6%

American Rock Salt Co LLC
8.250% due 05/01/18 ~	250,000	241,250
Berry Plastics Corp
5.153% due 02/15/15 §	500,000	496,250
FMG Resources August 2006 Property Ltd (Australia)
7.000% due 11/01/15 ~	250,000	253,750

		991,250

Telecommunication Services - 1.2%

Intelsat Luxembourg SA (Luxembourg)
11.500% due 02/04/17	250,000	241,875
UPCB Finance V Ltd (Cayman)
7.250% due 11/15/21 ~	200,000	203,500

		445,375

Total Corporate Bonds & Notes (Cost $3,718,546)		3,721,615

SENIOR LOAN NOTES - 88.4%

Consumer Discretionary - 26.1%

99 Cents Only Stores Term B
due 10/04/18 ∞	500,000	495,625
Bresnan Broadband Holdings LLC Term B
4.500% due 12/14/17 §	497,487	493,290
Burger King Corp Term B
4.500% due 10/19/16 §	481,156	473,838
Caesars Entertainment Operating Co Inc
Term B-3
3.420% due 01/28/15 §	744,375	647,490
Capital Safety Group Limited Term B
due 12/31/18 ∞	500,000	498,750
Chrysler Group LLC Term B
6.000% due 05/25/17 §	496,253	470,820
Clear Channel Communications Inc Tranche B
3.946% due 01/29/16 §	500,000	370,972
Clubcorp Club Operations Inc Term B
due 11/30/16 ∞	750,000	750,313
Interactive Data Corp Term B
4.500% due 02/11/18 §	496,250	492,115
Jo-Ann Stores Inc
4.750% due 03/16/18 §	497,500	478,844
LIN Television Corp
5.000% due 01/09/19 §	500,000	498,125
Lord & Taylor Term B
due 12/02/18 ∞	500,000	498,750
MCC Iowa LLC Tranche F
4.500% due 10/23/17 §	496,222	485,677
NPC International Inc
6.750% due 12/28/18 §	500,000	500,000
Petco Animal Supplies Inc Term B (1st Lien)
4.500% due 11/30/17 §	500,000	488,616
Six Flags Theme Parks Inc Term B
due 11/23/18 ∞	500,000	498,438
The Servicemaster Co
(Closing Date Loan)
2.834% due 07/24/14 §	451,067	431,333
The Servicemaster Co
(Delayed Draw Term Loan)
2.800% due 07/24/14 §	45,036	43,066
Toys ‘R’ Us-Delaware Inc Term B-2
5.250% due 05/25/18 §	995,000	976,344
Wendy’s/Arby’s Restaurants LLC
5.000% due 05/24/17 §	497,475	497,630

		10,090,036

Consumer Staples - 13.1%

B&G Foods Inc Tranche B
4.500% due 11/30/18 §	500,000	502,032
BJ’s Wholesale Club LLC (1st Lien)
7.000% due 09/28/18 §	500,000	502,433
Del Monte Foods Co (Initial Term Loan)
4.500% due 03/08/18 §	746,250	710,803
NBTY Inc Term B-1
4.250% due 10/01/17 §	432,879	429,307
Reynolds Group Holdings Inc Tranche C
6.500% due 08/09/18 §	1,000,000	995,938
Rite Aid Corp Tranche 5
4.500% due 03/03/18 §	500,000	478,500
Sprouts Farmers Markets Holdings LLC
(Initial Term Loan)
6.000% due 04/18/18 §	498,744	485,963
U.S. Foodservice Inc
5.750% due 03/31/17 §	992,500	950,319

		5,055,295

Energy - 1.2%

CCS Inc
3.296% due 11/14/14 §	497,409	458,860

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL FLOATING RATE INCOME FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Financials - 5.5%

First Data Corp Tranche B-1 (Initial Term Loan)
3.044% due 09/24/14 §	$500,000	$452,847
Nuveen Investments Inc (Extended 1st Lien)
6.013% due 05/13/17 §	500,000	482,031
Realogy Corp
(Non-Extended)
3.441% due 10/10/13 §	661,093	621,014
Realogy Corp
(Synthetic Letter of Credit)
3.245% due 10/10/13 §	70,531	66,255
UPC Financial Partnership Facility AB
4.750% due 12/31/17 §	500,000	492,187

		2,114,334

Health Care - 10.3%

CAPSUGEL Term B
5.250% due 07/30/18 §	997,500	1,000,492
DaVita Inc Tranche B
4.500% due 10/20/16 §	498,740	498,990
Emdeon Business Services LLC Term B
6.750% due 11/02/18 §	500,000	504,922
Emergency Medical Services Corp
(Initial Term Loan)
5.250% due 05/25/18 §	496,250	485,291
Health Management Associates Inc Term B
4.500% due 11/16/18 §	500,000	498,248
IASIS Healthcare LLC Term B
5.000% due 05/03/18 §	497,494	481,325
Pharmaceutical Product Development Inc Term B
6.250% due 11/23/18 §	500,000	499,375

		3,968,643

Industrials - 8.7%

AWAS Finance Luxembourg SARL Term B
5.250% due 06/10/16 §	957,447	955,053
Ceridian Corp
3.362% due 11/09/14 §	496,154	448,606
Colfax Corp Term B
due 09/12/18 ∞ ∆	500,000	500,860
Delta Air Lines Inc
5.500% due 04/20/17 §	497,500	472,625
Ship Luxco 3 SARL Facility B2A
due 11/30/17 ∞ ∆	500,000	495,000
Terex Corp
5.500% due 04/28/17 §	498,750	501,452

		3,373,596

Information Technology - 9.0%

CDW LLC (Extended)
4.000% due 07/15/17 §	500,000	475,625
Datatel Inc Term B
due 06/05/18 ∞	500,000	500,783
Microsemi Corp
5.750% due 02/02/18 §	498,750	499,997
Neustar Inc Term B
5.000% due 11/08/18 §	498,750	499,997
SSI Investments II Ltd Tranche C
6.500% due 05/26/17 §	498,750	499,997
Verifone Inc Term B
due 11/14/18 ∞	1,000,000	1,000,625

		3,477,024

Materials - 7.0%

Exopack LLC/Cello-Foil Products Inc Term B
6.500% due 05/31/17 §	497,500	485,062
Polyone Corp
5.000% due 12/20/17 §	500,000	501,662
Sealed Air Corp Term B (Advance Loan)
4.750% due 10/03/18 §	987,500	999,227
Unifrax Holding Co
7.000% due 11/28/18 §	250,000	250,625
Univar Inc Term B
5.000% due 06/30/17 §	496,241	480,113

		2,716,689

Telecommunication Services - 4.4%

Intelsat Jackson Holdings Ltd
3.391% due 02/01/14 §	750,000	715,875
Level 3 Financing Inc
Tranche B-2
5.750% due 09/01/18 §	500,000	493,437
Tranche B-3
5.750% due 09/01/18 §	500,000	494,250

		1,703,562

Utilities - 3.1%

Calpine Corp
4.500% due 04/01/18 §	497,494	488,373
Texas Competitive Electric Holdings Co
(Non-Extending)
3.776% due 10/10/14 §	1,000,000	701,563

		1,189,936

Total Senior Loan Notes (Cost $34,504,572)		34,147,975

	Shares

SHORT-TERM INVESTMENT - 14.4%

Money Market Fund - 14.4%

BlackRock Liquidity Funds Treasury
Trust Fund Portfolio	5,574,506	5,574,506

Total Short-Term Investment (Cost $5,574,506)		5,574,506

TOTAL INVESTMENTS - 112.5% (Cost $43,797,624)		43,444,096

OTHER ASSETS & LIABILITIES, NET - (12.5%)		(4,816,256)

NET ASSETS - 100.0%		$38,627,840

Notes to Schedule of Investments
(a) As of December 31, 2011, 2.6% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL FLOATING RATE INCOME FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
(b) Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Corporate Bonds & Notes	$3,721,615	$—	$3,721,615	$—
	Senior Loan Notes	34,147,975	—	34,147,975	—
	Short-Term Investment	5,574,506	5,574,506	—	—

	Total Assets	$43,444,096	$5,574,506	$37,869,590	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.6%

Consumer Discretionary - 0.6%

Metro-Goldwyn-Mayer Studios Inc ‘A’ * ◊	27,061	$566,027

Total Common Stocks (Cost $671,651)		566,027

	Principal
	Amount
SENIOR LOAN NOTES - 92.8%

Consumer Discretionary - 32.3%

Advantage Sales & Marketing Inc
(1st Lien)
5.250% due 12/18/17 §	$670,737	660,676
Affinion Group Inc Tranche B
5.000% due 10/09/16 §	1,083,973	963,381
Allison Transmission Inc
2.780% due 08/07/14 §	959,121	938,567
AMC Networks Inc Term B
0.000% due 12/31/18 §	500,000	496,250
ARAMARK Corp
(Letter of Credit Facility Deposit Non-Extending)
0.000% due 01/26/14 §	67,524	66,258
(Non-Extending)
2.454% due 01/26/14 §	838,203	822,488
Asurion LLC (1st Lien)
due 05/24/18 ∞	300,000	296,250
5.500% due 05/24/18 §	644,318	636,264
Burger King Corp Term B
4.500% due 10/19/16 §	478,750	471,469
Caesar’s Entertainment Operating Co Inc
Term B-1
3.418% due 01/28/15 §	1,000,000	871,111
Catalina Marketing Corp (Initial Term Loan)
3.046% due 10/01/14 §	936,640	897,224
Cequel Communications LLC
2.274% due 11/05/13 §	989,610	980,410
Charter Communications Operating LLC
Term C
3.830% due 09/06/16 §	494,950	485,205
Chrysler Group LLC Term B
6.000% due 05/25/17 §	1,044,750	991,207
Cumulus Media Holdings Inc Term B (1st Lien)
5.750% due 09/16/18 §	500,000	490,521
DineEquity Inc Term B-1
4.273% due 10/19/17 §	915,132	903,921
Dollar General Corp Tranche B-2
3.116% due 07/07/14 §	500,000	500,063
Dunkin Brands Inc Term B-2
4.000% due 11/23/17 §	992,513	979,072
Federal-Mogul Corp
Tranche B
2.209% due 12/27/14 §	646,998	600,360
Tranche C
2.216% due 12/27/15 §	330,101	306,306
General Nutrition Centers Inc Tranche B
4.250% due 03/02/18 §	375,000	371,250
Getty Images Inc
5.250% due 11/09/16 §	490,344	491,979
Go Daddy Operating Co LLC
(Initial Term Loan)
7.000% due 12/17/18 §	174,563	174,868
Interactive Data Corp Term B
4.500% due 02/11/18 §	496,250	492,115
Jo-Ann Stores Inc
4.750% due 03/16/18 §	497,500	478,844
Language Line LLC Tranche B
6.250% due 06/20/16 §	624,333	621,211
Las Vegas Sands LLC
(Delayed Draw I Term Loan)
2.930% due 11/23/16 §	107,525	103,492
Tranche B
2.930% due 11/23/16 §	532,137	511,516
Laureate Education Inc (Extended)
5.250% due 06/15/18 §	993,744	928,323
MCC Iowa LLC Tranche E
4.500% due 10/23/17 §	985,000	957,092
Michaels Stores Inc
Term B-2
5.015% due 07/31/16 §	688,114	677,148
Term B-3
5.015% due 07/31/16 §	463,828	456,436
Mission (Nexstar) Broadcasting Inc
(Delayed Draw Term Loan)
5.000% due 09/30/16 §	992,460	989,979
National Bedding Co LLC (Extended)
4.130% due 11/28/13 §	492,962	487,005
Orbitz Worldwide Inc
3.390% due 07/25/14 §	479,871	412,175
OSI Restaurant Partners LLC
2.739% due 06/14/14 §	870,921	827,496
(Pre-Funded Revolving Credit Loan)
0.163% due 06/14/13 §	85,856	81,575
Petco Animal Supplies Inc Term B
4.500% due 11/24/17 §	495,000	483,730
Pilot Travel Centers LLC Tranche B
(Initial Term Loan)
4.250% due 03/30/18 §	412,832	413,025
Protection One Alarm Monitoring Inc
6.000% due 06/04/16 §	432,212	430,050
Regal Cinemas Corp
3.579% due 08/23/17 §	841,500	836,066
Sabre Inc (Initial Term Loan)
2.333% due 09/30/14 §	971,124	804,819
SeaWorld Parks & Entertainment Inc
Term B
4.000% due 08/17/17 §	227,453	226,789
Six Flags Theme Parks Inc Term B
4.250% due 01/17/19 §	250,000	249,219
SymphonyIRI Group Inc
5.000% due 12/01/17 §	497,500	492,836
The Goodyear Tire & Rubber Co
(2nd Lien)
1.930% due 04/30/14 §	1,000,000	967,500
The Neiman Marcus Group Inc
4.750% due 05/16/18 §	825,000	798,016
Travelport LLC
(Extended Delayed Draw Term Loan)
4.869% due 08/21/15 §	697,634	583,299
TWCC Holding Corp
4.250% due 02/11/17 §	746,869	746,713
Univision Communications Inc
(Extended 1st Lien Term Loan)
2.296% due 03/31/17 §	766,960	686,669
(Initial Term Loan)
4.546% due 09/29/14 §	766,960	734,258
Visant Corp Tranche B
5.260% due 12/22/16 §	511,391	480,707
Zuffa LLC (Initial Term Loan)
2.313% due 06/19/15 §	987,080	947,289

		32,300,492

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Consumer Staples - 11.5%

Dean Foods Co Tranche B
(Non-Extending)
2.080% due 04/02/14 §	$493,523	$472,240
Del Monte Foods Co
(Initial Term Loan)
4.500% due 03/08/18 §	995,000	947,738
Dole Food Co Inc
Tranche B-2
due 07/08/18 ∞	245,000	244,579
5.043% due 07/08/18 §	113,181	112,987
Tranche C-2
due 07/08/18 ∞	455,000	454,218
5.029% due 07/08/18 §	210,194	209,832
DSW Holdings Inc
4.296% due 03/02/12 §	500,000	465,000
JBS USA LLC (Initial Term Loan)
4.250% due 05/25/18 §	995,000	972,613
KIK Custom Products Inc (2nd Lien)
5.270% due 12/01/14 §	500,000	321,666
Michael Foods Group Inc Term B (Facility)
4.250% due 02/25/18 §	960,476	949,671
NBTY Inc Term B-1
4.250% due 10/01/17 §	861,429	854,322
Pierre Foods Inc (1st Lien)
7.001% due 09/30/16 §	496,241	495,310
Pinnacle Foods Finance LLC
2.797% due 04/02/14 §	497,635	486,591
Reynolds Group Holdings Inc Tranche B
6.500% due 02/09/18 §	981,822	974,458
Rite Aid Corp
Tranche 2
2.039% due 06/04/14 §	1,446,717	1,374,080
Tranche 5
4.500% due 03/03/18 §	194,383	186,025
Roundy’s Supermarkets Inc Tranche B (Extended)
3.838% due 11/03/13 §	487,013	487,013
Supervalu Inc Tranche B-3 (Advance)
4.500% due 04/30/18 §	1,017,313	999,001
U.S. Foodservice Inc
2.795% due 07/03/14 §	494,819	459,033

		11,466,377

Energy - 3.1%

Citgo Petroleum Corp Term B
8.000% due 06/24/15 §	176,786	177,493
Frac Tech Services Term B
due 04/29/16	400,000	395,531
6.250% due 04/29/16 §	522,973	517,130
Gibson Energy ULC
5.750% due 06/15/18 §	248,750	249,165
MEG Energy Corp (Initial Term Loan)
4.000% due 03/18/18 §	997,500	996,877
Obsidian Natural Gas Trust
7.000% due 11/02/15 §	813,936	812,919

		3,149,115

Financials - 3.8%

Citco III Ltd
6.250% due 06/29/18 §	497,500	475,113
Fifth Third Processing Solutions LLC Term B-1 (1st Lien)
4.500% due 11/03/16 §	496,250	495,837
First Data Corp
Tranche B-1 (Initial Term Loan)
3.044% due 09/24/14 §	271,162	245,590
(Dollar Term Loan)
4.294% due 03/23/18 §	223,620	188,121
HUB International Ltd
(Delayed Draw Term Loan)
3.079% due 06/13/14 §	176,375	169,320
(Initial Term Loan)
3.079% due 06/13/14 §	784,614	753,230
Nuveen Investments Inc (1st Lien)
(Extended)
6.013% due 05/13/17 §	808,260	779,214
(Non-Extended)
3.514% due 11/13/14 §	691,740	661,303

		3,767,728

Health Care - 14.9%

Alere Inc Term B
4.500% due 07/08/18 §	800,000	783,250
Alliance Imaging Inc (Initial Term Loan)
7.250% due 06/01/16 §	466,648	411,234
Aveta Inc
(MMM Term Loan)
8.500% due 04/14/15 §	180,064	178,713
(NAMM Term Loan)
8.500% due 04/14/15 §	180,064	178,713
Axcan Intermediate Holdings Inc
5.500% due 02/10/17 §	496,128	488,686
Bausch & Lomb Inc
(Delayed Draw Term Loan)
3.546% due 04/24/15 §	96,715	94,720
(Parent Term Loan)
3.767% due 04/24/15 §	396,319	388,145
Biomet Inc (Dollar Term Loan)
3.473% due 03/25/15 §	984,576	960,841
CAPSUGEL Term B
5.250% due 07/30/18 §	124,688	125,062
CHS/Community Health Systems Inc
(Extended Term Loan)
3.965% due 01/25/17 §	318,139	308,463
(Non-Extended Funded Term Loan)
2.757% due 07/25/14 §	634,335	617,004
(Non-Extended Term Loan)
2.546% due 07/25/14 §	32,572	31,682
DJO Finance LLC
3.296% due 05/20/14 §	450,623	433,443
Emergency Medical Services Corp
(Initial Term Loan)
5.250% due 05/25/18 §	994,987	973,015
Grifols Inc Tranche B
6.000% due 06/01/17 §	671,625	670,996
HCA Inc Tranche B-3
3.546% due 05/01/18 §	1,581,925	1,499,203
Health Management Associates Inc Term B
4.500% due 11/16/18 §	1,175,000	1,170,882
IMS Health Inc Tranche B
(Dollar Term Loan)
4.500% due 08/26/17 §	491,257	490,643
InVentiv Health Inc (Consolidated)
6.500% due 08/04/16 §	491,294	471,642
Kindred Healthcare Inc
5.250% due 06/01/18 §	174,125	162,662
Kinetic Concepts Inc (Dollar Term B-1 Loan)
7.000% due 05/04/18 §	525,000	530,394
MultiPlan Inc Term B
4.750% due 08/26/17 §	648,069	619,716
Pharmaceutical Product Development Inc Term B
due 11/23/18 ∞	800,000	799,000
6.250% due 11/23/18 §	200,000	199,750
Quintiles Transnational Corp Term B
5.000% due 06/08/18 §	422,875	416,348
RPI Finance Trust
4.000% due 05/09/18 §	422,875	420,629

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Select Medical Corp
Term A
3.046% due 02/17/16 §	$245,588	$241,904
Tranche B
5.500% due 06/01/18 §	324,188	310,139
Warner Chilcott Co LLC
Term B-1
4.250% due 03/15/18 §	453,714	448,894
Term B-2
4.250% due 03/15/18 §	226,857	224,447
WC Luxco SARL
Term B-3
4.250% due 03/15/18 §	311,929	308,614

		14,958,834

Industrials - 6.7%

Bombardier Recreational Products Inc
2.899% due 06/28/13 §	497,803	490,336
Colfax Corp Term B
due 12/07/18 ∞	150,000	150,258
Delos Aircraft Inc Term 2
7.000% due 03/17/16 §	1,000,000	1,006,500
Goodman Global Inc (1st Lien Initial Term Loan)
5.750% due 10/28/16 §	139,625	139,777
Husky Injection Molding Systems Ltd
(Initial Term Loan)
due 06/29/18 ∞	500,000	499,792
KAR Auction Services Inc
5.000% due 05/19/17 §	323,375	319,737
Metaldyne LLC Term B
5.250% due 05/18/17 §	472,934	468,204
Nielsen Finance LLC Term A (Dollar Term Loan)
2.276% due 08/09/13 §	843,107	834,325
Sensata Technologies Finance Co LLC
4.000% due 05/12/18 §	349,125	346,507
Swift Transportation Co LLC
6.000% due 12/21/16 §	873,261	876,171
TASC Inc
4.500% due 12/18/15 §	148,986	148,799
Tomkins LLC Term B-1
4.250% due 09/29/16 §	518,232	517,422
Transdigm Inc Term B
4.000% due 02/15/17 §	247,500	245,798
VWR Funding Inc (Dollar Term Loan)
2.796% due 06/30/14 §	722,059	694,981

		6,738,607

Information Technology - 5.4%

Datatel Inc Term B
due 06/16/18 ∞	150,000	150,281
Dealer Computer Services Inc Term B
3.750% due 04/15/18 §	241,607	240,762
Eagle Parent Inc Term B
5.000% due 05/16/18 §	273,625	258,348
Freescale Semiconductor Inc
(Extended Maturity Term Loan)
4.520% due 12/01/16 §	983,911	949,474
Infor Enterprise Solutions Holdings Ltd
(Extended Delayed)
6.050% due 07/28/15 §	342,102	324,997
(Extended Initial Term Loan)
6.050% due 07/28/15 §	644,149	606,306
Kronos Inc (2nd Lien)
10.579% due 04/12/12 §	500,000	480,625
Microsemi Corp
5.750% due 02/02/18 §	174,563	174,999
NXP B.V. (Tranche A-2)
5.500% due 03/03/17 §	74,813	72,708
Spansion LLC
4.750% due 02/09/15 §	277,605	275,523
SSI Investments II Ltd
6.500% due 02/13/17 §	489,194	490,417
SunGard Data Systems Inc
Tranche A
2.029% due 02/28/14 §	244,500	238,897
Tranche B
3.997% due 02/28/16 §	717,155	700,570
Web.com Group Inc (1st Lien)
7.000% due 10/27/17 §	500,000	463,750

		5,427,657

Materials - 7.5%

AZ Chem US Inc Term B
due 12/19/17 ∞	150,000	150,469
Fairmount Minerals Ltd Tranche B
5.250% due 03/15/17 §	979,000	979,000
Graphic Packaging International Inc Term B
2.388% due 05/16/14 §	863,362	860,279
Hexion Specialty Chemicals Inc
Tranche C-1B
4.063% due 05/05/15 §	689,561	666,074
Tranche C-2B
4.375% due 05/05/15 §	292,273	282,318
Huntsman International LLC Term B
(Dollar Term Loan)
1.925% due 04/19/14 §	268,345	261,133
(Extended Term Loan)
2.883% due 04/19/17 §	731,655	702,389
Ineos US Finance LLC
Term B-2
7.500% due 12/16/13 §	544,686	557,623
Term C-2
8.000% due 12/16/14 §	578,355	592,091
Novelis Inc (Canada)
3.750% due 03/10/17 §	990,000	975,645
Styron SARL Term B
6.000% due 08/02/17 §	495,000	428,587
Univar Inc Term B
5.000% due 06/30/17 §	841,500	814,151
Walter Energy Inc Term B
4.000% due 04/02/18 §	214,258	212,942

		7,482,701

Telecommunication Services - 5.3%

Digicel International Finance Ltd
Tranche A — T&T
3.125% due 09/30/12 §	100,048	99,798
Tranche A
3.125% due 03/30/12 §	183,423	182,964
Intelsat Jackson Holdings SA Tranche B
5.250% due 04/02/18 §	1,940,250	1,936,208
MetroPCS Wireless Inc Tranche B-3
4.063% due 03/17/18 §	621,437	605,901
SBA Communications Corp
3.750% due 06/30/18 §	74,625	74,299
Syniverse Holdings Inc Term B
5.250% due 12/22/17 §	991,241	992,480
Telesat Canada
Term I
3.300% due 10/31/14 §	453,366	449,777
Term II
3.300% due 10/31/14 §	38,944	38,636
UPC Financing Partnership (Facility X)
3.770% due 12/31/17 §	1,000,000	966,250

		5,346,313

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Utilities - 2.3%

Calpine Corp
4.500% due 04/01/18 §	$1,141,625	$1,120,820
NRG Energy Inc Term B
4.000% due 07/01/18 §	522,375	522,049
Texas Competitive Electric Holding Co LLC
4.776% due 10/10/17 §	500,000	318,334
The AES Corp (Initial Term Loan)
4.250% due 06/01/18 §	297,750	297,890

		2,259,093

Total Senior Loan Notes (Cost $93,774,446)		92,896,917

	Shares
SHORT-TERM INVESTMENT - 9.0%

Money Market Fund - 9.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,032,410	9,032,410

Total Short-Term Investment (Cost $9,032,410)		9,032,410

TOTAL INVESTMENTS - 102.4% (Cost $103,478,507)		102,495,354

OTHER ASSETS & LIABILITIES, NET - (2.4%)		(2,358,696)

NET ASSETS - 100.0%		$100,136,658

Notes to Schedule of Investments
(a) Restricted securities as of December 31, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Metro-Goldwyn-Mayer Studios Inc. ‘A’ Acq. 12/30/10	$671,651	$566,027	0.6%

(b) Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$566,027	$—	$566,027	$—
	Senior Loan Notes	92,896,917	—	92,896,917	—
	Short-Term Investment	9,032,410	9,032,410	—	—

	Total	$102,495,354	$9,032,410	$93,462,944	$—

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL HIGH INCOME FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 93.0%

Consumer Discretionary - 20.2%

ARAMARK Holdings Corp PIK
8.625% due 05/01/16 ~	$100,000	$103,500
Cablevision Systems Corp
8.625% due 09/15/17	100,000	111,250
Caesars Entertainment Operating Co Inc
11.250% due 06/01/17	100,000	106,625
CCO Holdings LLC
7.250% due 10/30/17	100,000	105,875
Chrysler Group LLC
8.000% due 06/15/19 ~	100,000	92,000
CityCenter Holdings LLC PIK
10.750% due 01/15/17 ~	100,000	103,625
Clear Channel Communications Inc
5.500% due 12/15/16	100,000	46,750
DISH DBS Corp
6.750% due 06/01/21	100,000	108,250
MGM Resorts International
7.500% due 06/01/16	100,000	96,250
Michaels Stores Inc
11.375% due 11/01/16	100,000	106,490
Needle Merger Sub Corp
8.125% due 03/15/19 ~	58,000	55,535
The Goodyear Tire & Rubber Co
8.250% due 08/15/20	100,000	109,500
The ServiceMaster Co
10.750% due 07/15/15 ~	100,000	104,000
Toys R Us Property Co II LLC
8.500% due 12/01/17	75,000	78,000
Wynn Las Vegas LLC
7.875% due 11/01/17	100,000	110,250

		1,437,900

Consumer Staples - 5.8%

Del Monte Corp
7.625% due 02/15/19	100,000	96,500
NBTY Inc
9.000% due 10/01/18	100,000	110,500
Reynolds Group Issuer Inc
9.000% due 04/15/19 ~	100,000	95,500
Smithfield Foods Inc
7.750% due 07/01/17	100,000	110,000

		412,500

Energy - 19.0%

Arch Coal Inc
7.250% due 06/15/21 ~	100,000	103,250
Basic Energy Services Inc
7.750% due 02/15/19	100,000	101,250
Chaparral Energy Inc
8.250% due 09/01/21	100,000	101,750
Chesapeake Energy Corp
9.500% due 02/15/15	100,000	115,000
Crosstex Energy LP
8.875% due 02/15/18	100,000	109,750
Forest Oil Corp
7.250% due 06/15/19	100,000	102,500
Linn Energy LLC
7.750% due 02/01/21	100,000	104,500
MarkWest Energy Partners LP
6.250% due 06/15/22	100,000	105,000
Oasis Petroleum Inc
6.500% due 11/01/21	100,000	99,750
Plains Exploration & Production Co
6.750% due 02/01/22	100,000	105,250
Sabine Pass LNG LP
7.500% due 11/30/16	100,000	101,000
SandRidge Energy Inc
8.000% due 06/01/18 ~	100,000	101,500
SESI LLC
6.375% due 05/01/19	100,000	102,250

		1,352,750

Financials - 8.1%

Ally Financial Inc
8.300% due 02/12/15	100,000	105,750
CIT Group Inc
7.000% due 05/01/16	100,000	100,125
CNH Capital LLC
6.250% due 11/01/16 ~	100,000	103,500
Fibria Overseas Finance Ltd (Cayman)
7.500% due 05/04/20 ~	75,000	73,688
First Data Corp
12.625% due 01/15/21	100,000	87,500
Ford Motor Credit Co LLC
5.875% due 08/02/21	100,000	104,374

		574,937

Health Care - 8.8%

Biomet Inc PIK
10.375% due 10/15/17	100,000	108,750
CHS/Community Health Systems Inc
8.000% due 11/15/19 ~	100,000	101,250
DaVita Inc
6.375% due 11/01/18	100,000	102,625
Endo Pharmaceuticals Holdings Inc
7.000% due 07/15/19	100,000	107,000
HCA Inc
7.250% due 09/15/20	100,000	106,000
Tenet Healthcare Corp
8.000% due 08/01/20	100,000	100,625

		626,250

Industrials - 4.2%

International Lease Finance Corp
6.250% due 05/15/19	100,000	92,485
RailAmerica Inc
9.250% due 07/01/17	100,000	109,750
United Rentals North America Inc
8.375% due 09/15/20	100,000	98,000

		300,235

Information Technology - 5.0%

CDW LLC
8.500% due 04/01/19	50,000	50,625
EH Holding Corp
7.625% due 06/15/21 ~	100,000	105,500
Freescale Semiconductor Inc
8.050% due 02/01/20	100,000	94,500
SunGard Data Systems Inc
10.250% due 08/15/15	100,000	104,125

		354,750

Materials - 8.6%

Ball Corp
5.750% due 05/15/21	100,000	105,250
Boise Paper Holdings LLC
9.000% due 11/01/17	100,000	108,000
FMG Resources August 2006 Property Ltd (Australia)
6.875% due 02/01/18 ~	100,000	96,250
Hexion U.S. Finance Corp
9.000% due 11/15/20	100,000	83,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL HIGH INCOME FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Novelis Inc (Canada)
8.375% due 12/15/17	$100,000	$106,750
Sealed Air Corp
8.375% due 09/15/21 ~	100,000	111,000

		610,250

Telecommunication Services - 8.8%

Avaya Inc
7.000% due 04/01/19 ~	75,000	73,125
Clearwire Communications LLC
12.000% due 12/01/15 ~	50,000	48,125
Cricket Communications Inc
7.750% due 10/15/20	50,000	43,875
Digicel Ltd (Bermuda)
8.250% due 09/01/17 ~	75,000	76,125
Frontier Communications Corp
8.250% due 04/15/17	100,000	102,750
Intelsat Luxembourg SA (Luxembourg)
11.500% due 02/04/17	100,000	96,750
Level 3 Financing Inc
9.250% due 11/01/14	75,000	77,062
Sprint Nextel Corp
9.000% due 11/15/18 ~	100,000	105,250

		623,062

Utilities - 4.5%

Calpine Corp
7.250% due 10/15/17 ~	100,000	105,500
GenOn Energy Inc
9.875% due 10/15/20	100,000	102,000
The AES Corp
7.375% due 07/01/21 ~	100,000	108,250

		315,750

Total Corporate Bonds & Notes (Cost $6,522,430)		6,608,384

	Shares
SHORT-TERM INVESTMENT - 5.1%

Money Market Fund - 5.1%

BlackRock Liquidity Funds Treasury
Trust Fund Portfolio	364,973	364,973

Total Short-Term Investment (Cost $364,973)		364,973

TOTAL INVESTMENTS - 98.1% (Cost $6,887,403)		6,973,357

OTHER ASSETS & LIABILITIES, NET - 1.9%		131,692

NET ASSETS - 100.0%		$7,105,049

Note to Schedule of Investments
(a) Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Corporate Bonds & Notes	$6,608,384	$—	$6,608,384	$—
	Short-Term Investment	364,973	364,973	—	—

	Total	$6,973,357	$364,973	$6,608,384	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INCOME FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 0.6%

SPDR Barclays Capital High Yield Bond	32,000	$1,230,400

Total Exchange-Traded Fund (Cost $1,234,314)		1,230,400

	Principal
	Amount
CORPORATE BONDS & NOTES - 69.0%

Consumer Discretionary - 12.1%

Dana Holding Corp
6.750% due 02/15/21	$1,250,000	1,287,500
DIRECTV Holdings LLC
3.500% due 03/01/16	2,000,000	2,064,238
DISH DBS Corp
7.125% due 02/01/16	2,000,000	2,165,000
Hyatt Hotels Corp
3.875% due 08/15/16	1,000,000	1,023,664
6.875% due 08/15/19 ~	750,000	837,939
Kia Motors Corp (South Korea)
3.625% due 06/14/16 ~	750,000	744,424
McDonald’s Corp
2.625% due 01/15/22	2,000,000	2,014,438
NBCUniversal Media LLC
2.875% due 04/01/16	2,500,000	2,551,828
5.950% due 04/01/41	750,000	883,145
Royal Caribbean Cruises Ltd (Liberia)
6.875% due 12/01/13	1,000,000	1,060,000
The Interpublic Group of Cos Inc
6.250% due 11/15/14	1,500,000	1,601,250
The ServiceMaster Co
10.750% due 07/15/15 ~	500,000	520,000
Time Warner Cable Inc
4.000% due 09/01/21	2,500,000	2,533,352
Toll Brothers Finance Corp
6.750% due 11/01/19	750,000	789,750
Toys R Us Property Co II LLC
8.500% due 12/01/17	750,000	780,000
Viacom Inc
2.500% due 12/15/16	1,000,000	1,001,009
3.500% due 04/01/17	1,000,000	1,043,409
Virgin Media Secured Finance PLC (United Kingdom)
6.500% due 01/15/18	1,500,000	1,601,250
Wynn Las Vegas LLC
7.875% due 11/01/17	1,500,000	1,653,750

		26,155,946

Consumer Staples - 3.9%

Coca-Cola Enterprises Inc
2.000% due 08/19/16	1,250,000	1,244,069
Kellogg Co
1.875% due 11/17/16	1,500,000	1,508,143
Lorillard Tobacco Co
3.500% due 08/04/16	1,500,000	1,519,141
Pernod-Ricard SA (France)
4.450% due 01/15/22 ~	1,000,000	1,049,282
The Coca-Cola Co
1.800% due 09/01/16	1,500,000	1,527,771
The Procter & Gamble Co
1.450% due 08/15/16	1,500,000	1,519,617

		8,368,023

Energy - 10.7%

Alpha Natural Resources Inc
6.000% due 06/01/19	1,000,000	975,000
Arch Coal Inc
7.000% due 06/15/19 ~	1,250,000	1,281,250
Complete Production Services Inc
8.000% due 12/15/16	750,000	783,750
Ensco PLC (United Kingdom)
4.700% due 03/15/21	1,250,000	1,303,700
EQT Corp
4.875% due 11/15/21	1,000,000	1,011,014
IPIC GMTN Ltd (Cayman)
5.500% due 03/01/22 ~	500,000	502,500
Key Energy Services Inc
6.750% due 03/01/21	1,000,000	1,005,000
Kinder Morgan Kansas Inc
5.150% due 03/01/15	2,000,000	2,050,000
Marathon Petroleum Corp
3.500% due 03/01/16	750,000	764,301
Nabors Industries Inc
4.625% due 09/15/21 ~	1,500,000	1,525,927
Newfield Exploration Co
5.750% due 01/30/22	1,000,000	1,085,000
Noble Energy Inc
4.150% due 12/15/21	2,000,000	2,072,286
Peabody Energy Corp
6.000% due 11/15/18 ~	1,750,000	1,793,750
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	1,250,000	1,319,030
Plains Exploration & Production Co
6.750% due 02/01/22	1,000,000	1,052,500
8.625% due 10/15/19	500,000	551,875
TNK-BP Finance SA (Luxembourg)
6.250% due 02/02/15 ~	500,000	520,625
Transocean Inc (Cayman)
5.050% due 12/15/16	1,500,000	1,533,611
Weatherford International Ltd (Bermuda)
5.125% due 09/15/20	1,000,000	1,040,999
WPX Energy Inc
5.250% due 01/15/17 ~	1,000,000	1,010,000

		23,182,118

Financials - 15.1%

Ally Financial Inc
8.300% due 02/12/15	500,000	528,750
American Honda Finance Corp
2.600% due 09/20/16 ~	1,250,000	1,257,271
American International Group Inc
5.850% due 01/16/18	1,500,000	1,470,328
Aon Corp
3.125% due 05/27/16	1,500,000	1,518,892
Bank of America Corp
5.000% due 05/13/21	500,000	456,079
Berkshire Hathaway Inc
2.200% due 08/15/16	1,500,000	1,546,086
3.750% due 08/15/21	2,000,000	2,081,446
Boston Properties LP REIT
3.700% due 11/15/18	1,000,000	1,022,315
4.125% due 05/15/21	500,000	504,899
BRE Properties Inc REIT
5.500% due 03/15/17	2,500,000	2,716,020
Caterpillar Financial Services Corp
2.050% due 08/01/16	1,500,000	1,541,844
Citigroup Inc
4.750% due 05/19/15	750,000	760,274
Dexus Diversified Trust (Australia)
5.600% due 03/15/21 ~	500,000	508,834
ERP Operating LP REIT
4.625% due 12/15/21	1,000,000	1,021,341

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INCOME FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Ford Motor Credit Co LLC
7.000% due 10/01/13	$1,500,000	$1,594,457
FUEL Trust
3.984% due 06/15/16 ~	1,500,000	1,501,552
General Electric Capital Corp
3.350% due 10/17/16	1,000,000	1,042,780
Host Hotels & Resorts LP REIT
5.875% due 06/15/19 ~	1,500,000	1,533,750
Hyundai Capital America
4.000% due 06/08/17 ~	1,000,000	990,931
JPMorgan Chase & Co
3.150% due 07/05/16	1,000,000	1,005,938
JPMorgan Chase Bank NA
6.000% due 10/01/17	500,000	538,638
Marsh & McLennan Cos Inc
5.750% due 09/15/15	500,000	554,284
Morgan Stanley
3.800% due 04/29/16	500,000	461,196
5.500% due 07/28/21	750,000	694,480
New York Life Global Funding
2.450% due 07/14/16 ~	500,000	513,015
Raymond James Financial Inc
4.250% due 04/15/16	500,000	511,408
Simon Property Group LP REIT
2.800% due 01/30/17	1,500,000	1,534,317
The Goldman Sachs Group Inc
3.625% due 02/07/16	500,000	483,656
Ventas Realty LP REIT
4.750% due 06/01/21	500,000	483,295
Vornado Realty LP REIT
5.000% due 01/15/22	1,500,000	1,514,803
Wells Operating Partnership II LP REIT
5.875% due 04/01/18	750,000	770,470

		32,663,349

Health Care - 2.6%

Aristotle Holding Inc
3.500% due 11/15/16 ~	1,000,000	1,019,816
Baxter International Inc
1.850% due 01/15/17	2,000,000	2,018,442
Gilead Sciences Inc
4.400% due 12/01/21	1,500,000	1,590,543
HCA Inc
6.375% due 01/15/15	1,000,000	1,023,750

		5,652,551

Industrials - 7.5%

Burlington Northern Santa Fe LLC
3.450% due 09/15/21	1,500,000	1,548,523
Continental Airlines 2010-1 Class A Pass Through Trust
4.750% due 01/12/21	500,000	507,500
Delta Air Lines 2010-1 Class A Pass Through Trust
6.200% due 07/02/18	1,414,899	1,506,867
Delta Air Lines Inc
9.500% due 09/15/14 ~	416,000	430,560
International Lease Finance Corp
5.650% due 06/01/14	1,250,000	1,200,000
7.125% due 09/01/18 ~	1,000,000	1,040,000
John Deere Capital Corp
3.150% due 10/15/21	1,000,000	1,020,870
Lockheed Martin Corp
2.125% due 09/15/16	1,250,000	1,253,714
Norfolk Southern Corp
3.250% due 12/01/21	1,500,000	1,524,540
Owens Corning
6.500% due 12/01/16	500,000	546,382
Raytheon Co
1.400% due 12/15/14	1,500,000	1,508,570
Ryder System Inc
3.500% due 06/01/17	500,000	506,689
U.S. Airways 2011-1 Pass-Through Trust ‘A’
7.125% due 10/22/23	500,000	477,187
Union Pacific Corp
4.750% due 09/15/41	500,000	545,794
Waste Management Inc
2.600% due 09/01/16	2,500,000	2,540,895

		16,158,091

Information Technology - 1.5%

FLIR Systems Inc
3.750% due 09/01/16	500,000	498,750
Hewlett-Packard Co
4.650% due 12/09/21	1,500,000	1,585,144
International Business Machines Corp
1.950% due 07/22/16	1,250,000	1,288,132

		3,372,026

Materials - 6.7%

ArcelorMittal (Luxembourg)
5.500% due 03/01/21	1,500,000	1,378,790
ArcelorMittal USA Inc
6.500% due 04/15/14	500,000	528,987
Ball Corp
7.125% due 09/01/16	1,500,000	1,638,750
Berry Plastics Corp
5.153% due 02/15/15 §	1,000,000	992,500
Ecolab Inc
4.350% due 12/08/21	1,500,000	1,604,428
FMG Resources August 2006 Property Ltd (Australia)
7.000% due 11/01/15 ~	1,500,000	1,522,500
International Paper Co
4.750% due 02/15/22	1,500,000	1,596,948
5.250% due 04/01/16	500,000	543,888
Rio Tinto Finance USA Ltd (Australia)
2.250% due 09/20/16	1,500,000	1,529,793
Sealed Air Corp
8.375% due 09/15/21 ~	1,000,000	1,110,000
Teck Resources Ltd (Canada)
3.150% due 01/15/17	1,000,000	1,022,781
Xstrata Canada Financial Corp (Canada)
4.950% due 11/15/21 ~	1,000,000	1,023,213

		14,492,578

Telecommunication Services - 5.2%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	1,500,000	1,503,651
American REIT Inc
4.500% due 01/15/18	500,000	509,165
AT&T Inc
2.400% due 08/15/16	2,250,000	2,298,649
Frontier Communications Corp
7.875% due 04/15/15	750,000	764,063
Qwest Communications International Inc
8.000% due 10/01/15	500,000	535,228
Qwest Corp
7.500% due 06/15/23	750,000	753,924
UPCB Finance V Ltd (Cayman)
7.250% due 11/15/21 ~	1,250,000	1,271,875
Verizon Communications Inc
2.000% due 11/01/16	2,500,000	2,510,527
4.600% due 04/01/21	1,000,000	1,130,590

		11,277,672

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INCOME FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Utilities - 3.7%

Calpine Corp
7.250% due 10/15/17 ~	$1,499,000	$1,581,445
CMS Energy Corp
6.250% due 02/01/20	1,000,000	1,054,784
Commonwealth Edison Co
1.950% due 09/01/16	1,000,000	999,636
Duke Energy Corp
2.150% due 11/15/16	1,500,000	1,506,340
Pacific Gas & Electric Co
4.500% due 12/15/41	750,000	768,438
Southern Co
1.950% due 09/01/16	1,000,000	1,010,782
The AES Corp
7.750% due 03/01/14	1,000,000	1,085,000

		8,006,425

Total Corporate Bonds & Notes (Cost $146,991,710)		149,328,779

SENIOR LOAN NOTES - 13.0%

Consumer Discretionary - 4.8%

Burger King Corp Term B
due 10/19/16 ∞	500,000	492,396
4.500% due 10/19/16 §	961,118	946,501
Capital Automotive LP Tranche B
5.000% due 03/11/17 §	957,059	935,525
ClubCorp Club Operations Inc Term B
due 11/30/16 ∞	750,000	750,313
Interactive Data Corp Term B
due 02/11/18 ∞	1,000,000	991,667
4.500% due 02/11/18 §	497,494	493,348
Jo-Ann Stores Inc
4.750% due 03/16/18 §	997,500	960,094
Lamar Media Corp Term B
4.030% due 12/30/16 §	677,681	676,623
Lord & Taylor Term B
due 12/02/18 ∞	750,000	748,125
NPC International Inc
due 12/28/18 ∞	750,000	750,000
Petco Animal Supplies Inc Term B (1st Lien)
4.500% due 11/30/17 §	1,495,000	1,460,962
Six Flags Theme Parks Inc Term B
due 01/17/19 ∞	1,250,000	1,246,094

		10,451,648

Consumer Staples - 2.2%

Del Monte Foods Company (Initial Term Loan)
due 03/08/18 ∞	500,000	476,250
4.500% due 03/08/18 §	748,120	712,585
NBTY Inc Term B-1
4.250% due 10/01/17 §	1,083,832	1,074,891
Reynolds Group Holdings Inc Tranche C
due 08/09/18 ∞	1,000,000	995,938
6.500% due 08/09/18 §	500,000	497,969
Sprouts Farmers Markets Holdings LLC (Initial Term Loan)
6.000% due 04/18/18 §	994,994	969,497

		4,727,130

Financials - 0.5%

Nuveen Investments Inc (Extended 1st Lien)
6.013% due 05/31/17 §	1,000,000	964,063

Health Care - 1.0%

Capsugel Holdings US Inc (Initial Term Loan)
5.250% due 08/01/18 §	1,496,250	1,500,739
Pharmaceutical Product Development Inc Term B
6.250% due 11/23/18 §	750,000	749,063

		2,249,802

Industrials - 2.5%

AWAS Finance Luxembourg SARL Term B
due 06/10/16 ∞	500,000	498,750
5.250% due 06/10/16 §	967,854	965,434
CSC Holdings LLC
Incremental B-2
2.044% due 03/29/16 §	498,677	489,950
Incremental B-3
2.044% due 03/29/16 §	746,123	733,065
Nielson Finance LLC ‘C’ (Dollar Term Loan)
3.526% due 05/02/16 §	744,333	730,144
Terex Corp
5.500% due 04/28/17 §	997,500	1,002,903
Transdigm Inc
4.000% due 02/15/17 §	996,228	989,379

		5,409,625

Materials - 0.8%

Exopack LLC Term B
due 05/31/17 ∞	500,000	487,500
6.500% due 05/31/17 §	497,500	485,063
Rock-Tenn Co Term B
3.500% due 05/28/18 §	746,250	747,049

		1,719,612

Telecommunication Services - 1.2%

Intelstat Jackson Holdings SA Tranche B
5.250% due 04/02/18 §	1,498,747	1,495,625
Level 3 Financing Inc
Term B
due 09/01/18 ∞	500,000	493,438
Tranche B-3
5.750% due 09/01/18 §	500,000	494,250

		2,483,313

Total Senior Loan Notes (Cost $27,937,939)		28,005,193

U.S. TREASURY OBLIGATIONS - 7.8%

U.S. Treasury Bonds - 2.7%

3.750% due 08/15/41	5,000,000	5,867,190

U.S. Treasury Notes - 5.1%

0.125% due 08/31/13	1,000,000	998,555
0.250% due 12/15/14	1,750,000	1,744,804
1.000% due 09/30/16	1,000,000	1,010,781
1.500% due 07/31/16	1,000,000	1,034,219
1.500% due 08/31/18	1,500,000	1,522,500
1.750% due 05/31/16	2,250,000	2,353,712
2.000% due 11/15/21	1,500,000	1,516,641
3.125% due 05/15/21	750,000	837,129

		11,018,341

Total U.S. Treasury Obligations (Cost $16,534,576)		16,885,531

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INCOME FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 0.9%

Korea National Oil Corp (South Korea)
4.000% due 10/27/16 ~	$1,000,000	$1,032,159
The Korea Development Bank (South Korea)
3.875% due 05/04/17	1,000,000	990,220

Total Foreign Government Bonds & Notes (Cost $1,989,679)		2,022,379

SHORT-TERM INVESTMENTS - 8.8%

Commercial Paper - 2.8%

Danaher Corp
0.003% due 01/03/12	1,250,000	1,249,999
L’Oreal USA Inc
0.048% due 01/11/12	1,250,000	1,249,993
Novartis Finance Corp
0.001% due 01/03/12	1,000,000	999,998
Sysco Corp
0.020% due 01/03/12	1,250,000	1,249,999
Wal-Mart Stores Inc
0.048% due 01/11/12	1,250,000	1,249,993

		5,999,982

	Shares
Money Market Fund - 6.0%

BlackRock Liquidity Funds Treasury
Trust Fund Portfolio	13,124,924	13,124,924

Total Short-Term Investments (Cost $19,124,906)		19,124,906

TOTAL INVESTMENTS - 100.1% (Cost $213,813,124)		216,597,188

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(123,751)

NET ASSETS - 100.0%		$216,473,437

Notes to Schedule of Investments
(a) Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.
(b) Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Exchange-Traded Fund	$1,230,400	$1,230,400	$—	$—
	Corporate Bonds & Notes	149,328,779	—	146,837,225	2,491,554
	Senior Loan Notes	28,005,193	—	28,005,193	—
	U.S. Treasury Obligations	16,885,531	—	16,885,531	—
	Foreign Government Bonds & Notes	2,022,379	—	2,022,379	—
	Short-Term Investments	19,124,906	13,124,924	5,999,982	—

	Total	$216,597,188	$14,355,324	$199,750,310	$2,491,554

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2011:

Corporate Bonds
& Notes

Value, Beginning of Period	$1,504,015
Purchases	1,733,128
Sales	(729,375)
Accrued Discounts (Premiums)	(2,444)
Net Realized Losses	(23,810)
Change in Net Unrealized Appreciation	10,040
Transfers In	—
Transfers Out	—

Value, End of Period	$2,491,554

Change in Net Unrealized Appreciation on Level 3
Investments Held at the End of Period, if Applicable	$10,040

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Financials - 0.0%

Wells Fargo & Co 7.500%	100	$105,525

Total Convertible Preferred Stocks (Cost $100,000)		105,525

	Principal
	Amount
CORPORATE BONDS & NOTES - 18.5%

Consumer Discretionary - 0.1%

Starwood Hotels & Resorts Worldwide Inc
6.250% due 02/15/13	$300,000	311,250

Energy - 0.8%

EOG Resources Inc
1.182% due 02/03/14 §	1,000,000	1,003,492
Petrobras International Finance Co (Cayman)
3.875% due 01/27/16	1,000,000	1,035,404
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	100,000	109,000

		2,147,896

Financials - 16.0%

ABN AMRO Bank NV (Netherlands)
2.198% due 01/30/14 § ~	1,000,000	975,917
Ally Financial Inc
3.649% due 02/11/14 §	700,000	665,091
8.300% due 02/12/15	100,000	105,750
American International Group Inc
8.175% due 05/15/68 §	200,000	180,000
Banco Santander (Chile)
1.659% due 04/20/12 § ~	300,000	300,122
Banco Santander Brazil SA (Brazil)
2.659% due 03/18/14 § ~	1,600,000	1,528,128
4.250% due 01/14/16 ~	400,000	382,140
Bank of America Corp
1.148% due 06/11/12 §	GBP 900,000	1,375,280
Countrywide Financial Corp
5.800% due 06/07/12	$400,000	400,897
Credit Agricole Home Loan SFH (France)
1.162% due 07/21/14 § ~	400,000	384,576
Dexia Credit Local SA NY (France)
0.927% due 03/05/13 § ~	4,400,000	4,166,448
Ford Motor Credit Co LLC
7.500% due 08/01/12	900,000	929,452
FUEL Trust
3.984% due 12/15/22 ~	1,000,000	1,001,035
General Electric Capital Corp
0.683% due 12/20/13 §	200,000	194,870
General Motors Acceptance Corp
7.000% due 02/01/12	600,000	603,000
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~	300,000	240,772
HSBC Finance Corp
0.653% due 01/15/14 §	4,600,000	4,239,604
ICICI Bank Ltd (India)
2.256% due 02/24/14 § ~	300,000	285,034
ING Bank NV (Netherlands)
1.596% due 03/15/13 § ~	900,000	879,352
1.940% due 06/09/14 § ~	3,000,000	2,875,404
Merrill Lynch & Co Inc
1.771% due 08/25/14 §	EUR 1,000,000	1,103,614
2.034% due 07/22/14 §	300,000	334,623
2.154% due 09/27/12 §	1,000,000	1,254,600
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~	$100,000	104,506
Morgan Stanley
1.775% due 11/29/13 §	EUR 200,000	237,699
1.970% due 04/13/16 §	1,000,000	1,050,648
2.953% due 05/14/13 §	$1,000,000	960,602
Nordea Eiendomskreditt AS (Norway)
0.804% due 04/07/14 § ~	2,200,000	2,134,121
SLM Corp
3.125% due 09/17/12	EUR 300,000	383,735
6.250% due 01/25/16	$3,100,000	3,017,869
Societe Generale SA (France)
1.441% due 04/11/14 § ~	1,200,000	1,058,044
The Goldman Sachs Group Inc
1.884% due 02/04/13 §	EUR 1,500,000	1,862,972
5.375% due 02/15/13	500,000	649,911
The Royal Bank of Scotland Group PLC (United Kingdom)
2.915% due 08/23/13 §	$700,000	673,275
4.875% due 03/16/15	400,000	382,806
Volkswagen International Finance NV (Netherlands)
0.824% due 10/01/12 § ~	1,900,000	1,898,493
Wachovia Corp
1.614% due 02/13/14 §	EUR 500,000	625,339
4.810% due 05/25/12 §	AUD 1,400,000	1,426,129

		40,871,858

Health Care - 0.3%

HCA Inc
7.250% due 09/15/20	$600,000	636,000

Industrials - 0.7%

International Lease Finance Corp
5.350% due 03/01/12	500,000	501,250
6.375% due 03/25/13	900,000	900,000
6.500% due 09/01/14 ~	100,000	102,750
6.750% due 09/01/16 ~	100,000	103,000
7.125% due 09/01/18 ~	200,000	208,000

		1,815,000

Telecommunication Services - 0.6%

TDC AS (Denmark)
3.500% due 02/23/15 ~	EUR 1,200,000	1,606,344

Total Corporate Bonds & Notes (Cost $49,600,219)		47,388,348

MORTGAGE-BACKED SECURITIES - 7.8%

Collateralized Mortgage Obligations - Commercial - 1.6%

Banc of America Large Loan Inc
2.028% due 11/15/15 “ § ~	$955,325	865,209
DBUBS Mortgage Trust
3.386% due 07/10/44 “ ~	1,900,000	1,976,736
European Loan Conduit (Ireland)
1.612% due 05/15/19 “ § ~	EUR 435,735	465,258
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 “	$110,000	117,117

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Morgan Stanley Capital I
5.879% due 06/11/49 “ §	$100,000	$110,396
UBS Commercial Mortgage Trust
1.178% due 07/15/24 “ § ~	354,488	335,186
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/45 “ §	210,000	229,537

		4,099,439

Collateralized Mortgage Obligations — Residential - 6.2%

Arran Residential Mortgages Funding PLC (United Kingdom)
2.660% due 11/19/47 “ § ~	EUR 1,010,024	1,302,504
2.910% due 11/19/47 “ § ~	500,000	644,761
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/35 “ §	$27,356	25,233
2.250% due 08/25/35 “ §	48,436	41,540
2.710% due 03/25/35 “ §	94,926	88,446
2.918% due 01/25/35 “ §	2,933,390	2,511,520
3.016% due 03/25/35 “ §	28,703	27,146
Citigroup Mortgage Loan Trust Inc
2.230% due 09/25/35 “ §	45,088	40,267
2.450% due 09/25/35 “ §	37,806	30,167
Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 06/25/35 “ § ~	30,375	25,613
4.424% due 01/19/34 “	118,665	105,788
Fannie Mae
0.644% due 07/25/37 “ §	681,653	680,700
0.674% due 07/25/37 “ §	587,511	587,074
0.734% due 05/25/36 “ §	492,085	492,531
0.739% due 02/25/37 “ §	143,540	142,977
0.974% due 02/25/41 “ §	800,833	808,132
Freddie Mac
0.878% due 12/15/37 “ §	2,312,494	2,323,143
GSR Mortgage Loan Trust
2.685% due 09/25/35 “ §	74,739	65,393
Holmes Master Issuer (United Kingdom)
1.427% due 10/15/54 “ § ~	EUR 1,200,000	1,546,856
JP Morgan Mortgage Trust
5.162% due 06/25/35 “ §	$337,454	324,460
MLCC Mortgage Investors Inc
2.079% due 12/25/34 “ §	209,163	197,953
New York Mortgage Trust Inc
2.791% due 05/25/36 “ §	679,244	499,438
Permanent Master Issuer PLC (United Kingdom)
2.872% due 07/15/42 “ § ~	EUR 500,000	644,955
RBSSP Resecuritization Trust
2.221% due 07/26/45 “ § ~	$998,553	929,461
Residential Accredit Loans Inc
0.474% due 06/25/46 “ §	154,405	48,747
Structured Asset Mortgage Investments Inc
0.504% due 05/25/46 “ §	143,476	68,370
Wells Fargo Mortgage Backed Securities Trust
2.717% due 10/25/35 “ §	1,400,000	1,127,310
2.721% due 10/25/35 “ §	505,369	436,501

		15,766,986

Total Mortgage-Backed Securities (Cost $20,468,853)		19,866,425

ASSET-BACKED SECURITIES - 3.7%

Aames Mortgage Investment Trust
0.874% due 10/25/35 “ §	50,691	50,486
AMMC CLO (Cayman)
0.798% due 08/08/17 “ § ~	197,131	191,128
ARES Ltd CLO (Cayman)
0.768% due 03/12/18 “ § ~	412,872	400,741
Asset Backed Funding Certificates
0.774% due 06/25/35 “ §	660,563	648,360
Driver One GmbH (Germany)
2.038% due 09/21/14 “ § ~	EUR 153,698	199,045
Freddie Mac Structured Pass-Through Securities
0.574% due 09/25/31 “ §	$2,491	2,368
Harvest SA CLO (Luxembourg)
2.228% due 03/29/17 “ § ~	EUR 191,183	237,277
Hillmark Funding CDO (Cayman)
0.729% due 05/21/21 “ § ~	$1,100,000	1,017,707
Katonah Ltd CLO (Cayman)
0.883% due 09/20/16 “ § ~	494,716	484,899
MAGI Funding I PLC CDO
2.015% due 04/11/21 “ § ~	EUR 464,742	550,971
Pacifica Ltd CLO (Cayman)
0.807% due 02/15/17 “ § ~	$508,930	495,904
Park Place Securities Inc
0.974% due 12/25/34 “ §	301,827	287,148
Plymouth Rock Ltd Inc CLO
1.961% due 02/16/19 “ § ~	703,392	699,528
Race Point CLO (Cayman)
1.007% due 05/15/15 “ § ~	221,644	220,669
SLM Student Loan Trust
1.686% due 12/15/23 “ §	EUR 1,989,422	2,345,697
1.696% due 09/15/21 § ~	979,351	1,224,885
Structured Asset Securities Corp
0.384% due 02/25/37 “ §	$70,847	70,313
Wood Street BV CLO (Netherlands)
1.988% due 03/29/21 “ § ~	EUR 214,111	258,923

Total Asset-Backed Securities (Cost $9,923,668)		9,386,049

U.S. TREASURY OBLIGATIONS - 84.2%

U.S. Treasury Inflation Protected Securities - 83.7%

0.125% due 04/15/16 ^	$4,000,815	4,174,602
0.500% due 04/15/15 ^	4,074,993	4,266,962
0.625% due 04/15/13 ^	2,035,470	2,071,249
0.625% due 07/15/21 ^ ‡	16,172,864	17,312,086
1.125% due 01/15/21 ^	6,107,160	6,814,729
1.250% due 04/15/14 ^	2,032,905	2,132,009
1.250% due 07/15/20 ^	8,721,727	9,871,224
1.375% due 01/15/20 ^	3,979,056	4,532,706
1.625% due 01/15/15 ^ ‡	6,759,459	7,294,937
1.625% due 01/15/18 ^	1,621,290	1,848,018
1.750% due 01/15/28 ^	6,701,332	8,062,017
1.875% due 07/15/19 ^	5,938,800	7,002,219
2.000% due 01/15/14 ^ ‡	16,478,530	17,461,992
2.000% due 01/15/26 ^	5,019,828	6,173,605
2.125% due 01/15/19 ^	4,218,640	5,018,532
2.125% due 02/15/40 ^	3,561,976	4,781,119
2.125% due 02/15/41 ^	4,653,000	6,287,003
2.375% due 01/15/25 ^	7,664,103	9,747,780
2.375% due 01/15/27 ^ ‡	17,460,158	22,564,530
2.500% due 01/15/29 ^	7,066,222	9,437,272
2.625% due 07/15/17 ^	8,303,304	9,887,417
3.000% due 07/15/12 ^	19,166,448	19,585,552
3.375% due 04/15/32 ^	191,355	295,255
3.625% due 04/15/28 ^	4,018,000	5,973,950
3.875% due 04/15/29 ^	13,977,964	21,803,349

		214,400,114

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
U.S. Treasury Notes - 0.5%

3.125% due 05/15/21	$1,200,000	$1,339,406

Total U.S. Treasury Obligations (Cost $206,845,581)		215,739,520

FOREIGN GOVERNMENT BONDS & NOTES - 6.8%

Australian Government Bond (Australia)
2.500% due 09/20/30	AUD 200,000	246,994
3.000% due 09/20/25	1,400,000	1,845,985
4.000% due 08/20/20	1,600,000	3,040,792
5.500% due 01/21/18	100,000	113,961
Canada Housing Trust No. 1 (Canada)
2.450% due 12/15/15 ~	CAD 1,200,000	1,224,936
Canada Government Bond (Canada)
2.750% due 09/01/16	700,000	732,947
Canada Government Index—Linked (Canada)
2.000% due 12/01/41 ^	325,794	457,391
3.000% due 12/01/36 ^	351,816	562,460
Instituto de Credito Oficial (Spain)
3.154% due 03/25/14 § ~	EUR 1,600,000	1,956,131
Italy Buoni Poliennali del Tesoro (Italy)
2.100% due 09/15/16 ^	207,090	233,463
2.100% due 09/15/21 ^	2,095,800	2,034,389
New South Wales Treasury Corp (Australia)
2.750% due 11/20/25	AUD 500,000	607,408
United Kingdom Treasury Gilt (United Kingdom)
4.250% due 12/07/40	GBP 1,200,000	2,299,417
4.750% due 12/07/30	500,000	1,007,773
United Kingdom Treasury Gilt Inflation-Linked (United Kingdom)
1.875% due 11/22/22 ^	578,605	1,146,706

Total Foreign Government Bonds & Notes (Cost $17,568,150)		17,510,753

MUNICIPAL BONDS - 0.0%

Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	$95,000	68,736
Tobacco Settlement Financing Corp of RI ‘A’
6.000% due 06/01/23	55,000	55,329

Total Municipal Bonds (Cost $139,676)		124,065

	Shares
PURCHASED OPTIONS - 0.0%

(See Note (f) in Notes to Schedule of Investments) (Cost $50,156)		22,417

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds Treasury
Trust Fund Portfolio	1,816,823	1,816,823

Total Short-Term Investment (Cost $1,816,823)		1,816,823

TOTAL INVESTMENTS - 121.7% (Cost $306,513,126)		311,959,925

OTHER ASSETS & LIABILITIES, NET - (21.7%)		(55,705,306)

NET ASSETS - 100.0%		$256,254,619

Notes to Schedule of Investments
(a)	As of December 31, 2011, less than 0.1% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(b)	Open futures contracts outstanding as of December 31, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (03/13)	35	$35,000,000	$28,889
Eurodollar (06/13)	13	13,000,000	16,440
Eurodollar (09/13)	36	36,000,000	38,314
Eurodollar (12/13)	197	197,000,000	332,772
U.S. Treasury 10-Year Notes (03/12)	24	2,400,000	20,166
U.S. Treasury 30-Year Notes (03/12)	1	100,000	(360)

Total Future Contracts			$436,221

(c)	Reverse repurchase agreements outstanding as of December 31, 2011 were as follows:

	Interest	Settlement	Maturity	Repurchase	Principal
Counterparty	Rate	Date	Date	Amount	Amount

RBS	0.020%	12/27/11	01/17/12	$1,308,140	$1,308,125
DUB	0.190%	10/11/11	03/09/12	10,098,864	10,090,875

					$11,399,000

(d)	The average amount of borrowings by the fund on reverse repurchase agreements while outstanding during the nine-month period ended December 31, 2011 was $6,151,826 at a weighted average interest rate of 0.131%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
(e)	Forward foreign currency contracts outstanding as of December 31, 2011 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Sell	AUD	598,000	02/12	CIT	$(13,353)
Sell	AUD	8,716,000	02/12	JPM	(292,271)
Sell	AUD	552,000	02/12	UBS	(17,389)
Buy	BRL	263,566	01/12	UBS	(6,041)
Sell	BRL	263,566	01/12	HSB	(3,617)
Sell	BRL	263,566	03/12	UBS	6,139
Sell	CAD	1,354,000	02/12	DUB	(1,587)
Buy	CNY	2,318,616	02/12	DUB	10,098
Buy	CNY	3,199,500	06/12	BRC	7,232
Buy	CNY	2,548,929	06/12	CIT	3,697
Buy	EUR	486,000	01/12	BRC	(3,410)
Buy	EUR	155,000	01/12	CIT	(1,148)
Buy	EUR	1,784,000	01/12	JPM	(101,839)
Buy	EUR	133,000	01/12	UBS	(918)
Sell	EUR	23,951,000	03/12	BRC	1,014,597
Sell	GBP	3,763,000	03/12	JPM	61,812
Buy	IDR	1,781,400,000	01/12	CIT	(548)
Buy	IDR	4,689,200,000	01/12	UBS	(8,546)
Sell	IDR	2,899,886,780	01/12	DUB	(4,033)
Sell	IDR	2,719,771,760	01/12	JPM	(1,520)
Sell	IDR	850,950,000	01/12	UBS	(527)
Buy	INR	110,944,900	07/12	JPM	(364,334)
Sell	INR	58,516,400	07/12	BRC	66,204
Sell	INR	7,687,298	07/12	DUB	(1,335)
Sell	INR	4,740,450	07/12	GSC	(1,422)
Sell	INR	3,646,810	07/12	HSB	516
Sell	INR	4,743,850	07/12	HSB	(1,484)
Sell	INR	8,888,000	07/12	JPM	(2,035)
Sell	INR	22,722,000	07/12	JPM	30,477
Sell	JPY	56,435,000	01/12	CIT	1,707
Buy	KRW	1,552,825,000	02/12	CIT	(44,952)
Sell	KRW	402,010,000	02/12	BRC	(2,540)
Sell	KRW	340,070,000	02/12	BRC	6,006
Sell	KRW	52,326,000	02/12	DUB	(236)
Sell	KRW	186,480,000	02/12	GSC	(1,213)
Sell	KRW	230,200,000	02/12	HSB	990
Sell	KRW	341,550,000	02/12	MSC	4,728
Buy	MXN	9,099,850	03/12	HSB	(22,624)
Sell	MXN	6,492,363	03/12	UBS	3,590
Buy	MYR	283,084	04/12	CIT	(2,596)
Buy	MYR	2,057,395	04/12	JPM	(32,459)
Sell	MYR	755,607	04/12	BRC	(1,028)
Sell	MYR	838,129	04/12	DUB	(1,114)
Sell	MYR	265,683	04/12	HSB	(406)
Sell	MYR	481,050	04/12	JPM	(1,016)
Buy	PHP	21,951,010	03/12	BRC	(14,925)
Buy	PHP	30,782,000	03/12	CIT	(10,633)
Sell	PHP	15,323,500	03/12	BRC	1,933
Sell	PHP	9,077,400	03/12	BRC	(1,190)
Sell	PHP	6,589,500	03/12	HSB	322
Sell	PHP	13,021,000	03/12	JPM	4,233
Sell	PHP	8,686,000	03/12	MSC	2,701
Buy	SGD	833,729	02/12	JPM	3,112
Sell	SGD	221,873	02/12	BRC	(1,041)
Sell	SGD	64,177	02/12	BRC	526
Sell	SGD	131,317	02/12	CIT	1,545
Sell	SGD	91,123	02/12	DUB	(246)
Sell	SGD	567	02/12	DUB	5
Sell	SGD	130,124	02/12	HSB	(312)
Sell	SGD	130,154	02/12	UBS	(335)
Sell	SGD	64,185	02/12	UBS	520

Total Forward Foreign Currency Contracts					$266,467

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
(f)	Purchased options outstanding as of December 31, 2011 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Cost	Value

Put - OTC 30-Year Interest Rate Swap ∆	Receive	3.750%	09/24/12	RBS	$1,500,000	$50,156	$22,417

Total Purchased Options						$50,156	$22,417

(g)	Transactions in written options for the nine-month period ended December 31, 2011 were as follows:

		Notional	Notional
	Number of	Amount	Amount
	Contracts	in EUR	in $	Premium

Outstanding, March 31, 2011	87	—	34,800,000	$351,070
Call Options Written	27	—	19,000,000	76,873
Put Options Written	48	1,400,000	72,000,000	345,892
Call Options Closed	(60)	—	(2,800,000)	(33,561)
Put Options Closed	—	(1,400,000)	(34,800,000)	(121,813)
Call Options Expired	(30)	—	(16,500,000)	(141,684)
Put Options Expired	(72)	—	(13,300,000)	(135,404)

Outstanding, December 31, 2011	—	—	58,400,000	$341,373

(h)	Premiums received and value of written options outstanding as of December 31, 2011 were as follows:
Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value

Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	$1,200,000	$10,320	($ 4,588)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	2,000,000	17,720	(7,935)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(1,263)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	700,000	6,861	(3,339)

						$38,771	($17,125)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call - OTC 1-Year Interest Rate Swap	Receive	0.795%	10/11/12	JPM	$1,200,000	$—	($2,446)
Call - OTC 2-Year Interest Rate Swap	Receive	1.056%	10/11/12	MSC	2,600,000	—	(16,729)
Call - OTC 2-Year Interest Rate Swap	Receive	0.915%	11/14/12	MSC	2,900,000	—	(12,745)

						—	(31,920)

Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	3,800,000	34,352	(129)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	1,400,000	15,688	(48)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	1,000,000	11,177	(34)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	2,200,000	24,377	(75)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	200,000	1,320	—
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	500,000	3,400	—
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	600,000	4,087	(243)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	300,000	1,920	(121)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	12,600,000	101,115	(5,100)
Put - OTC 5-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	6,600,000	48,180	(20,785)
Put - OTC 1-Year Interest Rate Swap	Pay	0.795%	10/11/12	JPM	1,200,000	—	(2,077)
Put - OTC 2-Year Interest Rate Swap	Pay	1.056%	10/11/12	MSC	2,600,000	—	(6,283)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	MSC	2,900,000	—	(10,365)
Put - OTC 1-Year Interest Rate Swap	Pay	1.750%	07/11/13	DUB	11,600,000	56,986	(15,882)

						302,602	(61,142)

						$302,602	($93,062)

Total Written Options						$341,373	($110,187)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
(i) Swap agreements outstanding as of December 31, 2011 were as follows:
     Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	12/31/11 (3)	Amount (4)	Value	(Received)	(Depreciation)

Starwood Hotels & Resorts
Worldwide Inc 6.750% due 05/15/18	1.000%	03/20/13	DUB	0.870%	$300,000	($578)	$5,065	($5,643)
American International Group Inc
5.875% due 05/01/13 ∆	5.000%	03/20/13	GSC	6.594%	900,000	14,970	(41,360)	56,330
Societe Generale 5.250%
due 03/28/13 ∆	1.000%	06/20/14	BRC	3.174%	1,200,000	60,360	46,690	13,670

						$74,752	$10,395	$64,357

     Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	12/31/11 (3)	Amount (4)	Value	(Received)	(Depreciation)

Petrobras International 8.375%
due 12/10/18	1.000%	09/20/12	DUB	0.868%	$100,000	$130	($1,241)	$1,371
American International Group Inc
6.250% due 05/01/36	1.950%	03/20/13	DUB	3.393%	1,200,000	(19,803)	—	(19,803)
Republic of Brazil 12.250%
due 03/06/30	1.000%	06/20/15	BRC	1.306%	800,000	(8,000)	(6,842)	(1,158)
United Kingdom GILT 4.250%
due 06/07/32 ∆	1.000%	06/20/15	GSC	0.703%	1,600,000	16,725	17,606	(881)
Republic of Brazil 12.250%
due 03/06/30	1.000%	06/20/15	HSB	1.306%	700,000	(7,001)	(7,024)	23
Japanese Government Bond
2.000% due 03/21/22	1.000%	12/20/15	GSC	1.219%	1,000,000	(8,091)	22,098	(30,189)
Japanese Government Bond
2.000% due 03/21/22	1.000%	06/20/16	HSB	1.307%	1,300,000	(16,669)	(635)	(16,034)

						($42,709)	$23,962	$(66,671)

     Credit Default Swaps on Credit Indices — Sell Protection (2)

	Fixed Deal					Upfront
	Receive	Expiration	Counter-	Notional		Premiums Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	CIT	$1,900,000	$152,005	$244,835	($92,830)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	DUB	200,000	16,000	30,200	(14,200)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	MSC	1,200,000	96,003	168,000	(71,997)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	UBS	300,000	24,001	42,300	(18,299)
Dow Jones CDX NA EM15 5Y	5.000%	06/20/16	BRC	200,000	17,037	27,000	(9,963)

					$305,046	$512,335	($207,289)

Total Credit Default Swaps					$337,089	$546,692	($209,603)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement had been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

OTC - BRL - CDI Compounded	GSC	Pay	11.890%	01/02/13	BRL 3,500,000	$58,833	$2,160	$56,673
OTC - BRL - CDI Compounded	HSB	Pay	11.890%	01/02/13	1,400,000	23,533	1,943	21,590
OTC - BRL - CDI Compounded	MSC	Pay	11.980%	01/02/13	900,000	15,956	—	15,956
OTC - BRL - CDI Compounded	UBS	Pay	12.070%	01/02/13	1,900,000	36,405	(6,688)	43,093
OTC - BRL - CDI Compounded	BRC	Pay	12.285%	01/02/13	800,000	17,647	2,511	15,136
OTC - BRL - CDI Compounded	HSB	Pay	10.180%	01/02/14	5,100,000	(6,333)	(9,555)	3,222
OTC - BRL - CDI Compounded	UBS	Pay	10.380%	01/02/14	5,000,000	(2)	17,046	(17,048)
OTC - BRL - CDI Compounded	MSC	Pay	10.580%	01/02/14	7,500,000	7,464	30,958	(23,494)
OTC - France CPI Excluding Tobacco	BRC	Pay	1.850%	10/15/16	EUR 1,000,000	(23,489)	(10,954)	(12,535)
OTC - France CPI Excluding Tobacco	UBS	Pay	1.850%	10/15/16	1,000,000	(23,488)	(665)	(22,823)
CME - 3-Month USD -LIBOR	CME	Pay	4.000%	12/21/41	$1,300,000	385,904	269,750	116,154
OTC - 3-Month USD -LIBOR	DUB	Receive	4.000%	12/21/41	400,000	(118,740)	(83,060)	(35,680)

Total Interest Rate Swaps						$373,690	$213,446	$160,244

Total Swap Agreements						$710,779	$760,138	($49,359)

(j)	As of December 31, 2011, investments with total aggregate values of $390,695, $10,302,778 and $533,315 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, reverse repurchase agreements and swaps, respectively. Additionally, $7,000 in cash was segregated as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
(k) Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$105,525	$105,525	$—	$—
	Corporate Bonds & Notes	47,388,348	—	47,388,348	—
	Mortgage-Backed Securities	19,866,425	—	19,866,425	—
	Asset-Backed Securities	9,386,049	—	9,386,049	—
	U.S. Treasury Obligations	215,739,520	—	215,739,520	—
	Foreign Government Bonds & Notes	17,510,753	—	17,510,753	—
	Municipal Bonds	124,065	—	124,065	—
	Short-Term Investment	1,816,823	1,816,823	—	—
	Derivatives:
	Credit Contracts
	Swaps	397,231	—	397,231	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,232,690	—	1,232,690	—
	Interest Rate Contracts
	Futures	436,581	436,581	—	—
	Purchased Options	22,417	—	22,417	—
	Swaps	545,742	385,904	159,838	—

	Total Interest Rate Contracts	1,004,740	822,485	182,255	—

	Total Assets - Derivatives	2,634,661	822,485	1,812,176	—

	Total Assets	314,572,169	2,744,833	311,827,336	—

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(60,142)	—	(60,142)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(966,223)	—	(966,223)	—
	Interest Rate Contracts
	Futures	(360)	(360)	—	—
	Written Options	(110,187)	—	(93,062)	(17,125)
	Swaps	(172,052)	—	(172,052)	—

	Total Interest Rate Contracts	(282,599)	(360)	(265,114)	(17,125)

	Total Liabilities - Derivatives	(1,308,964)	(360)	(1,291,479)	(17,125)

	Total Liabilities	(1,308,964)	(360)	(1,291,479)	(17,125)

	Total	$313,263,205	$2,744,473	$310,535,857	$(17,125)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2011:

				Derivatives
				Interest Rate
	Corporate Bonds	Asset-Backed	Foreign Government	Contracts
	& Notes	Securities	Bonds & Notes	Written Options	Total

Value, Beginning of Period	$4,597,626	$4,420,360	$2,261,770	$(132,634)	$11,147,122
Purchases	—	—	—	—	—
Sales	(2,084,838)	(624,595)	—	—	(2,709,433)
Accrued Discounts (Premiums)	—	(6,755)	—	—	(6,755)
Net Realized Gains (Losses)	(15,162)	14,820	—	66,479	66,137
Change in Net Unrealized Appreciation (Depreciation)	(78,471)	(519,230)	(305,639)	49,030	(854,310)
Transfer In	—	—	—	—	—
Transfer Out	(2,419,155)	(3,284,600)	(1,956,131)	—	(7,659,886)

Value, End of Period	$—	$—	$—	$(17,125)	$(17,125)

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—	$—	$—	$8,337	$8,337

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.7%

Financials - 0.7%

Lehman Brothers Holdings Inc 8.750% Ω	1,500	$385
Wells Fargo & Co 7.500%	3,000	3,165,750

		3,166,135

Total Convertible Preferred Stocks (Cost $3,611,829)		3,166,135

PREFERRED STOCKS - 0.0%

Financials - 0.0%

Fannie Mae	8,000	10,400

Total Preferred Stocks (Cost $200,000)		10,400

	Principal
	Amount
CORPORATE BONDS & NOTES - 29.7%

Consumer Staples - 0.6%

Anheuser-Busch InBev Worldwide Inc
0.972% due 01/27/14 §	$1,300,000	1,303,218
Kraft Foods Inc
6.125% due 02/01/18	700,000	821,363
6.875% due 02/01/38	100,000	132,637
Reynolds American Inc
7.625% due 06/01/16	100,000	119,381
Wal-Mart Stores Inc
5.800% due 02/15/18	200,000	245,426

		2,622,025

Energy - 1.1%

Colorado Interstate Gas Co LLC
6.800% due 11/15/15	200,000	230,626
Gaz Capital SA (Luxembourg)
8.146% due 04/11/18 ~	500,000	565,000
9.250% due 04/23/19 ~	500,000	596,950
NGPL PipeCo LLC
7.119% due 12/15/17 ~	500,000	494,297
Novatek Finance Ltd (Ireland)
5.326% due 02/03/16 ~	200,000	202,500
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman)
6.350% due 06/30/21 ~	100,000	103,500
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	900,000	949,702
5.875% due 03/01/18	400,000	439,634
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	600,000	654,000
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
4.500% due 09/30/12 ~ ∆	400,000	406,700
TNK-BP Finance SA (Luxembourg)
7.250% due 02/02/20 ~	200,000	208,000
Transneft (Ireland)
8.700% due 08/07/18 ~	100,000	120,845

		4,971,754

Financials - 22.3%

Ally Financial Inc
3.963% due 06/20/14 §	4,600,000	4,324,736
4.500% due 02/11/14	500,000	483,750
7.500% due 09/15/20	200,000	202,750
8.300% due 02/12/15	600,000	634,500
American Express Bank FSB
5.500% due 04/16/13	600,000	627,410
American Express Centurion Bank
6.000% due 09/13/17	1,200,000	1,358,958
American Express Co
4.875% due 07/15/13	200,000	209,248
American International Group Inc
5.450% due 05/18/17	100,000	95,804
5.850% due 01/16/18	800,000	784,175
6.250% due 03/15/87	200,000	145,750
ANZ National International Ltd (New Zealand)
6.200% due 07/19/13 ~	300,000	318,475
Banco Santander Brasil SA (Brazil)
2.659% due 03/18/14 § ~	600,000	573,048
4.250% due 01/14/16 ~	300,000	286,605
Banco Santander Chile (Chile)
1.659% due 04/20/12 § ~	400,000	400,163
2.006% due 01/19/16 § ~	1,000,000	930,000
Bank of America Corp
1.848% due 01/30/14 §	1,200,000	1,084,036
4.500% due 04/01/15	1,900,000	1,835,106
4.875% due 01/15/13	100,000	100,434
5.650% due 05/01/18	700,000	667,622
Bank of China Ltd (Hong Kong)
5.550% due 02/11/20 ~	100,000	103,939
Bank of Montreal (Canada)
1.300% due 10/31/14 ~ ∆	300,000	299,734
2.850% due 06/09/15 ~	100,000	103,757
Bank of Nova Scotia (Canada)
1.650% due 10/29/15 ~	200,000	199,978
Banque PSA Finance SA (France)
2.481% due 04/04/14 § ~	600,000	555,977
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16	100,000	103,697
5.450% due 09/12/12	800,000	817,449
6.050% due 12/04/17 ~	2,700,000	2,453,873
10.179% due 06/12/21 ~	720,000	764,741
BBVA Bancomer SA (Mexico)
6.500% due 03/10/21 ~	3,800,000	3,681,250
BM&FBOVESPA SA (Brazil)
5.500% due 07/16/20 ~	100,000	103,500
BNP Paribas SA (France)
1.291% due 01/10/14 §	1,000,000	922,806
BPCE SA (France)
2.375% due 10/04/13 ~	100,000	96,896
9.000% § ±	EUR 300,000	278,587
CIT Group Inc
5.250% due 04/01/14 ~	$100,000	100,125
7.000% due 05/01/15	600,000	601,950
Citigroup Capital XXI
8.300% due 12/21/77 §	2,000,000	2,002,500
Citigroup Inc
2.453% due 08/13/13 §	200,000	196,397
3.625% due 11/30/17 §	EUR 500,000	517,344
5.500% due 04/11/13	$700,000	714,935
5.500% due 10/15/14	1,000,000	1,028,838
5.625% due 08/27/12	50,000	50,765
8.500% due 05/22/19	200,000	235,683
Commonwealth Bank of Australia (Australia)
0.814% due 07/12/13 § ~	1,600,000	1,599,974
Credit Agricole Home Loan SFH (France)
1.162% due 07/21/14 § ~	1,400,000	1,346,015

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Credit Agricole SA (France)
5.136% § ~ ±	GBP 300,000	$260,902
Credit Suisse NY (Switzerland)
2.200% due 01/14/14	$300,000	296,842
Daimler Finance North America LLC
1.742% due 09/13/13 § ~	400,000	395,057
Danske Bank AS (Denmark)
2.500% due 05/10/12 ~	200,000	201,277
Deutsche Bank AG (Germany)
6.000% due 09/01/17	900,000	1,006,574
Dexia Credit Local SA (France)
0.908% due 04/29/14 § ~	800,000	726,254
European Investment Bank (Multi-National)
4.625% due 04/15/20	EUR 100,000	146,409
Ford Motor Credit Co LLC
3.148% due 01/13/12 §	$2,900,000	2,905,307
7.000% due 04/15/15	500,000	538,750
8.700% due 10/01/14	200,000	223,848
General Electric Capital Corp
5.875% due 01/14/38	900,000	955,189
6.875% due 01/10/39	200,000	239,993
General Motors Acceptance Corp
8.375% due 07/05/33 Ω	EUR 200,000	3,236
HBOS PLC (United Kingdom)
0.728% due 09/06/17 §	$8,100,000	5,735,351
HSBC Bank PLC (United Kingdom)
2.000% due 01/19/14 ~	200,000	197,091
ICICI Bank Ltd (India)
4.750% due 11/25/16 ~	1,700,000	1,624,087
5.500% due 03/25/15 ~	600,000	600,681
ING Bank NV (Netherlands)
1.379% due 03/30/12 § ~	700,000	698,356
2.500% due 01/14/16 ~	100,000	98,291
Intesa Sanpaolo SPA (Italy)
2.375% due 12/21/12	1,400,000	1,302,617
2.906% due 02/24/14 § ~	500,000	440,491
JPMorgan Chase & Co
7.900% § ±	300,000	320,485
LBG Capital No. 2 PLC (United Kingdom)
9.125% due 07/15/20	GBP 800,000	956,641
LeasePlan Corp NV (Netherlands)
3.125% due 02/10/12	EUR 300,000	389,327
Lehman Brothers Holdings Inc
2.851% due 12/23/08 Ω §	$500,000	130,000
5.625% due 01/24/13 Ω	1,200,000	321,000
6.750% due 12/28/17 Ω	500,000	550
6.875% due 05/02/18 Ω	100,000	27,000
Lloyds TSB Bank PLC (United Kingdom)
4.875% due 01/21/16	200,000	195,128
12.000% § ~ ±	1,100,000	1,009,120
Macquarie Bank Ltd (Australia)
3.300% due 07/17/14 ~	5,300,000	5,591,103
Merrill Lynch & Co Inc
6.875% due 04/25/18	900,000	888,240
MetLife Institutional Funding II
1.481% due 04/04/14 § ~	1,800,000	1,797,205
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~	300,000	313,518
Morgan Stanley
5.950% due 12/28/17	1,900,000	1,812,876
National Australia Bank Ltd (Australia)
1.111% due 04/11/14 § ~	2,000,000	1,981,230
Nationwide Building Society (United Kingdom)
6.250% due 02/25/20 ~	300,000	298,029
Nordea Bank AB (Sweden)
2.125% due 01/14/14 ~	100,000	98,132
Nordea Eiendomskreditt AS (Norway)
0.804% due 04/07/14 § ~	900,000	873,050
Nykredit Realkredit AS (Denmark)
2.092% due 04/01/38 §	DKK 720,336	122,098
2.092% due 10/01/38 §	895,102	152,150
Principal Life Income Funding Trusts
5.300% due 04/24/13	$100,000	104,962
Qatari Diar Finance QSC (Qatar)
5.000% due 07/21/20 ~	200,000	214,000
RCI Banque SA (France)
2.261% due 04/11/14 § ~	1,300,000	1,239,737
Realkredit Danmark AS (Denmark)
2.440% due 01/01/38 §	DKK 3,165,546	539,029
Regions Bank
7.500% due 05/15/18	$300,000	300,000
Regions Financial Corp
0.744% due 06/26/12 §	900,000	878,130
RZD Capital Ltd (Ireland)
5.739% due 04/03/17	500,000	505,000
Santander Issuances SAU (Spain)
7.300% due 07/27/19 §	GBP 3,000,000	3,936,983
Santander U.S. Debt SAU (Spain)
1.379% due 03/30/12 § ~	$1,500,000	1,497,426
SLM Corp
5.000% due 10/01/13	2,600,000	2,606,500
5.996% due 10/01/14 §	100,000	90,248
6.250% due 01/25/16	100,000	97,351
8.000% due 03/25/20	400,000	405,000
8.450% due 06/15/18	600,000	621,000
Springleaf Finance Corp
4.125% due 11/29/13	EUR 1,000,000	1,033,309
SSIF Nevada LP
1.101% due 04/14/14 § ~	$3,300,000	3,249,847
State Bank of India (India)
4.500% due 07/27/15 ~	1,000,000	990,056
Stone Street Trust
5.902% due 12/15/15 ~	700,000	643,661
Temasek Financial I Ltd (Singapore)
4.300% due 10/25/19 ~	300,000	323,529
The Bear Stearns Cos LLC
6.400% due 10/02/17	400,000	447,543
The Dai-ichi Life Insurance Co Ltd (Japan)
7.250% § ~ ±	300,000	302,404
The Goldman Sachs Group Inc
1.428% due 07/29/13 §	200,000	193,965
6.250% due 09/01/17	1,100,000	1,151,621
6.750% due 10/01/37	1,200,000	1,118,180
The Royal Bank of Scotland Group PLC (United Kingdom)
2.625% due 05/11/12 ~	100,000	100,657
3.950% due 09/21/15	400,000	375,462
7.640% § ±	500,000	270,625
UBS AG (Switzerland)
1.595% due 02/23/12 §	300,000	300,380
5.875% due 12/20/17	700,000	729,831
Vnesheconombank PLC (Ireland)
5.450% due 11/22/17 ~	100,000	99,250
Wachovia Corp
0.619% due 08/01/13 §	300,000	297,015
Wells Fargo & Co
7.980% § ±	1,700,000	1,829,625
Westpac Banking Corp (Australia)
1.309% due 03/31/14 § ~	1,000,000	1,003,531

		97,312,622

Health Care - 0.1%

UnitedHealth Group Inc
6.000% due 02/15/18	400,000	476,082
6.875% due 02/15/38	100,000	134,331

		610,413

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Industrials - 1.2%

Caterpillar Inc
0.649% due 05/21/13 §	$1,400,000	$1,402,404
International Lease Finance Corp
0.748% due 07/13/12 §	2,682,000	2,601,878
5.300% due 05/01/12	300,000	300,750
5.400% due 02/15/12	300,000	300,750
5.625% due 09/20/13	255,000	250,219
5.750% due 05/15/16	100,000	92,859
Noble Group Ltd (Bermuda)
6.750% due 01/29/20 ~	200,000	174,000

		5,122,860

Information Technology - 0.4%

Hewlett-Packard Co
0.786% due 05/24/13 §	1,600,000	1,584,906

Materials - 1.5%

Braskem Finance Ltd (Cayman)
5.750% due 04/15/21 ~	3,600,000	3,609,000
Codelco Inc (Chile)
6.150% due 10/24/36 ~	200,000	247,849
CSN Islands XI Corp (Cayman)
6.875% due 09/21/19 ~	700,000	743,050
CSN Resources SA (Luxembourg)
6.500% due 07/21/20 ~	600,000	630,000
Gerdau Holdings Inc
7.000% due 01/20/20 ~	400,000	424,000
GTL Trade Finance Inc (United Kingdom)
7.250% due 10/20/17 ~	600,000	651,000
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	200,000	226,433
6.875% due 11/10/39	100,000	114,842

		6,646,174

Telecommunication Services - 2.0%

AT&T Inc
6.300% due 01/15/38	200,000	245,961
BellSouth Corp
4.463% due 04/26/12 ~	4,800,000	4,853,626
Deutsche Telekom International Finance BV (Netherlands)
6.500% due 04/08/22	GBP 900,000	1,647,952
Verizon Communications Inc
1.184% due 03/28/14 §	$900,000	899,430
Verizon Wireless Capital LLC
5.250% due 02/01/12	1,300,000	1,304,507

		8,951,476

Utilities - 0.5%

CMS Energy Corp
5.050% due 02/15/18	1,000,000	1,002,502
Electricite de France (France)
5.500% due 01/26/14 ~	200,000	213,719
6.500% due 01/26/19 ~	200,000	226,506
6.950% due 01/26/39 ~	200,000	235,756
Entergy Corp
3.625% due 09/15/15	500,000	508,071

		2,186,554

Total Corporate Bonds & Notes (Cost $134,077,633)		130,008,784

SENIOR LOAN NOTES - 0.4%

Financials - 0.4%

AFGS Funding Co Term (Initial Term Loan)
5.500% due 05/28/17 §	2,000,000	1,745,626

Total Senior Loan Notes (Cost $1,990,970)		1,745,626

MORTGAGE-BACKED SECURITIES - 49.6%

Collateralized Mortgage Obligations — Commercial - 1.6%

Bear Stearns Commercial Mortgage Securities
5.471% due 01/12/45 “ §	100,000	113,099
5.700% due 06/11/50 “	200,000	222,145
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 “	200,000	217,727
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “	900,000	960,643
5.661% due 03/15/39 “ §	100,000	107,720
European Loan Conduit (Ireland)
1.612% due 05/15/19 “ § ~	EUR 54,467	58,157
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “	$400,000	434,692
JPMorgan Chase Commercial Mortgage
Securities Corp
4.070% due 11/15/43 “ ~	500,000	528,118
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §	600,000	660,980
Merrill Lynch-Floating Trust
0.814% due 07/09/21 “ § ~	499,897	463,461
Merrill Lynch/Countrywide Commercial
Mortgage Trust
5.700% due 09/12/49 “	500,000	534,442
Morgan Stanley Capital I
5.731% due 07/12/44 “ §	1,700,000	1,887,977
Wachovia Bank Commercial Mortgage Trust
0.368% due 09/15/21 “ § ~	236,071	224,539
5.342% due 12/15/43 “	600,000	635,059

		7,048,759

Collateralized Mortgage Obligations — Residential - 4.6%

Adjustable Rate Mortgage Trust
2.766% due 05/25/35 “ §	11,898	11,455
Arran Residential Mortgages Funding PLC (United Kingdom)
2.660% due 11/19/47 “ § ~	EUR 3,030,072	3,907,511
2.859% due 05/16/47 “ § ~	1,000,000	1,284,392
Banc of America Funding Corp
2.695% due 05/25/35 “ §	$143,249	139,843
Banc of America Mortgage Securities Inc
2.873% due 07/25/33 “ §	63,608	60,538
5.000% due 05/25/34 “	4,859	4,864
BCAP LLC Trust
5.636% due 03/26/37 “ § ~	100,000	73,800
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/35 “ §	62,097	53,256
2.400% due 10/25/35 “ §	398,513	312,677
2.595% due 08/25/33 “ §	158,034	149,448
2.909% due 01/25/35 “ §	1,553,603	1,274,075
3.016% due 03/25/35 “ §	126,631	119,760
Bear Stearns Alt-A Trust
2.592% due 05/25/35 “ §	61,402	45,043
2.772% due 09/25/35 “ §	73,732	46,760
2.823% due 11/25/36 “ §	97,920	47,507
Chase Mortgage Finance Corp
5.890% due 09/25/36 “ §	316,661	270,536

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Chevy Chase Mortgage Funding Corp
0.544% due 08/25/35 “ § ~	$75,408	$46,642
Citigroup Mortgage Loan Trust Inc
2.450% due 09/25/35 “ §	75,612	60,334
2.580% due 12/25/35 “ §	127,596	104,862
Countrywide Alternative Loan Trust
2.889% due 06/25/37 “ §	391,454	228,260
Countrywide Home Loan Mortgage Pass-Through Trust
0.614% due 03/25/35 “ §	35,493	20,115
0.634% due 06/25/35 “ § ~	151,873	128,067
Credit Suisse First Boston Mortgage Securities Corp
0.884% due 03/25/32 “ § ~	6,005	4,532
6.000% due 11/25/35 “	123,267	95,068
Downey Saving and Loan Association Mortgage Loan Trust
0.465% due 04/19/47 “ §	534,241	128,242
Fannie Mae
0.494% due 10/27/37 “ §	3,400,000	3,380,256
0.604% due 04/25/37 “ §	174,676	173,937
0.744% due 09/25/35 “ §	328,101	326,879
1.625% due 11/25/23 “ §	270,253	276,803
4.250% due 07/25/17 “	60,034	61,006
4.500% due 10/25/17 “	68,404	70,018
6.000% due 03/25/31 “	168,717	169,218
Freddie Mac
1.399% due 10/25/44 “ §	51,210	50,130
1.609% due 07/25/44 “ §	271,290	276,643
5.000% due 04/15/18 “	87,227	87,955
5.500% due 03/15/17 “	1,146	1,145
8.000% due 04/15/30 “	277,133	323,462
Granite Master Issuer PLC
0.545% due 12/20/54 “ §	564,906	540,050
1.357% due 12/20/54 “ § ~	EUR 706,753	874,465
1.417% due 12/20/54 “ § ~	1,136,873	1,406,653
Granite Mortgages PLC (United Kingdom)
1.450% due 09/20/44 “ § ~	GBP 214,193	318,652
1.354% due 01/20/44 “ § ~	40,173	59,858
1.959% due 01/20/44 “ § ~	EUR 39,698	49,296
Harborview Mortgage Loan Trust
0.455% due 12/19/36 “ §	$692,973	333,045
0.475% due 01/19/38 “ §	221,208	128,588
0.505% due 05/19/35 “ §	39,200	20,812
JPMorgan Mortgage Trust
5.024% due 02/25/35 “ §	40,143	39,079
5.313% due 07/25/35 “ §	417,884	402,688
5.750% due 01/25/36 “	73,206	67,409
Mellon Residential Funding Corp
0.758% due 06/15/30 “ §	10,900	9,574
Merrill Lynch Mortgage Investors Inc
0.504% due 02/25/36 “ §	51,782	33,680
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/35 “	390,149	384,083
Residential Accredit Loans Inc
0.474% due 06/25/46 “ §	102,937	32,498
6.000% due 06/25/36 “	297,689	173,346
Residential Asset Securitization Trust
0.694% due 05/25/33 “ §	13,775	13,183
Structured Asset Mortgage Investments Inc
0.514% due 05/25/36 “ §	232,002	104,876
Structured Asset Securities Corp
2.470% due 08/25/32 “ §	28,761	26,266
2.650% due 10/25/35 “ § ~	79,474	62,853
Washington Mutual Mortgage Pass-Through Certificates
0.604% due 01/25/45 “ §	29,742	22,235
0.614% due 01/25/45 “ §	30,451	22,799
1.608% due 08/25/42 “ §	5,103	4,082
2.468% due 02/27/34 “ §	9,602	9,151
2.718% due 09/25/46 “ §	104,862	71,195
5.466% due 02/25/37 “ §	600,000	460,370
Wells Fargo Mortgage-Backed Securities Trust
2.666% due 03/25/36 “ §	757,481	570,550
2.696% due 04/25/36 “ §	94,412	77,301
2.710% due 12/25/34 “ §	127,525	120,272
4.500% due 11/25/18 “	38,538	38,958

		20,292,906

Fannie Mae - 41.4%

1.418% due 10/01/44 “ §	50,647	50,928
2.167% due 09/01/35 “ §	173,664	181,086
2.521% due 11/01/34 “ §	172,607	182,444
2.548% due 12/01/35 “ §	49,372	51,384
2.659% due 11/01/32 “ §	195,651	206,925
3.000% due 02/16/27 “	56,400,000	58,083,185
3.500% due 01/18/27 “	31,100,000	32,528,656
4.000% due 04/01/24 “	34,282	36,177
4.000% due 05/01/25 “	39,054	41,213
4.000% due 07/01/25 “	603,882	637,267
4.000% due 09/01/25 “	665,520	702,313
4.000% due 12/01/25 “	217,238	229,248
4.000% due 06/01/26 “	245,869	259,769
4.000% due 07/01/40 “	330,222	347,496
4.000% due 08/01/40 “	432,825	455,221
4.000% due 09/01/40 “	259,210	272,623
4.000% due 10/01/40 “	34,899	36,704
4.000% due 11/01/40 “	932,485	980,736
4.000% due 12/01/40 “	231,791	243,785
4.000% due 01/13/41 “	1,000,000	1,050,781
4.000% due 03/01/41 “	457,556	481,375
4.000% due 04/01/41 “	523,067	550,296
4.000% due 04/01/41 “	213,882	224,949
4.000% due 06/01/41 “	428,565	450,875
4.000% due 09/01/41 “	929,474	979,167
4.500% due 01/01/23 “	315,639	336,887
4.500% due 06/01/24 “	662,924	707,135
4.500% due 01/01/25 “	156,985	167,454
4.500% due 04/01/29 “	7,999,996	8,563,584
4.500% due 04/01/39 “	5,498,645	5,857,665
4.500% due 08/01/39 “	155,090	165,216
4.500% due 08/01/39 “	69,188	73,705
4.500% due 01/01/40 “	45,686	48,669
4.500% due 06/01/40 “	160,355	170,825
4.500% due 07/01/40 “	233,301	248,533
4.500% due 08/01/40 “	281,443	299,819
4.500% due 08/01/40 “	804,657	857,195
4.500% due 08/01/40 “	683,955	728,612
4.500% due 10/01/40 “	9,806,395	10,446,677
4.500% due 10/01/40 “	208,465	221,941
4.500% due 11/01/40 “	719,607	766,592
4.500% due 12/01/40 “	920,454	980,552
4.500% due 01/01/41 “	12,696,701	13,525,698
4.500% due 02/01/41 “	148,885	158,606
4.500% due 03/01/41 “	45,340	48,300
4.500% due 03/01/41 “	115,008	122,517
4.500% due 04/01/41 “	161,158	171,680
4.500% due 04/01/41 “	741,458	789,870
4.500% due 05/01/41 “	800,189	852,436
4.500% due 05/01/41 “	5,529,417	5,890,445
4.500% due 05/01/41 “	539,933	575,187
4.500% due 05/01/41 “	4,065,215	4,330,643
4.500% due 06/01/41 “	8,926,241	9,493,894
4.500% due 06/01/41 “	40,738	43,398
4.500% due 08/01/41 “	248,635	264,869
4.527% due 12/01/36 “ §	20,477	21,538
5.000% due 03/01/34 “	823,064	890,225
5.000% due 03/01/35 “	472,842	511,424
5.500% due 12/01/20 “	12,943	14,087
5.500% due 07/01/21 “	36,267	39,404
5.500% due 08/01/21 “	145,329	157,262
5.500% due 10/01/21 “	255,111	277,656
5.500% due 12/01/21 “	48,745	52,962

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
5.500% due 04/01/22 “	$211,841	$230,054
5.500% due 05/01/22 “	290,352	319,187
5.500% due 05/01/22 “	499,946	542,927
5.500% due 07/01/22 “	52,997	57,553
5.500% due 06/01/23 “	57,689	63,298
5.500% due 06/01/23 “	149,579	162,439
5.500% due 09/01/23 “	343,269	372,781
5.500% due 02/01/24 “	60,554	66,517
5.500% due 11/01/32 “	656,146	717,375
5.500% due 01/01/34 “	29,913	32,705
5.500% due 02/01/34 “	118,531	129,592
5.500% due 03/01/34 “	18,282	19,976
5.500% due 04/01/34 “	7,049	7,734
5.500% due 02/01/35 “	165,449	180,784
5.500% due 07/01/36 “	124,903	136,481
5.500% due 09/01/36 “	142,784	156,108
5.500% due 01/01/37 “	632,489	690,127
5.500% due 06/01/37 “	752,761	820,419
5.500% due 02/01/38 “	585,816	639,201
5.500% due 03/01/38 “	790,638	861,700
5.500% due 06/01/38 “	491,989	536,209
5.500% due 08/01/39 “	36,673	40,188
5.500% due 01/13/41 “	500,000	544,531
6.000% due 09/01/22 “	44,711	49,268
6.000% due 01/01/23 “	30,569	33,818
6.000% due 02/01/33 “	41,958	46,778
6.000% due 12/01/35 “	71,503	79,091
6.000% due 06/01/36 “	11,839	13,062
6.000% due 06/01/36 “	71,755	79,168
6.000% due 07/01/36 “	12,727	14,042
6.000% due 08/01/36 “	7,848	8,733
6.000% due 09/01/36 “	223,307	246,378
6.000% due 09/01/36 “	50,305	55,502
6.000% due 09/01/36 “	32,223	35,552
6.000% due 10/01/36 “	14,945	16,490
6.000% due 10/01/36 “	355,128	391,818
6.000% due 11/01/36 “	18,559	20,536
6.000% due 11/01/36 “	149,909	165,397
6.000% due 12/01/36 “	110,959	122,423
6.000% due 03/01/37 “	13,895	15,318
6.000% due 04/01/37 “	13,987	15,419
6.000% due 06/01/37 “	12,069	13,305
6.000% due 07/01/37 “	22,541	24,849
6.000% due 07/01/37 “	53,191	58,637
6.000% due 07/01/37 “	1,038,567	1,144,894
6.000% due 09/01/37 “	346,919	384,930
6.000% due 09/01/37 “	569,192	627,466
6.000% due 09/01/37 “	7,411	8,170
6.000% due 12/01/38 “	907,995	1,004,789
6.000% due 12/01/38 “	763,732	841,683
6.000% due 01/01/39 “	14,006	15,475
6.500% due 03/01/17 “	38,330	42,126

		181,040,768

Freddie Mac - 2.0%

2.095% due 09/01/35 “ §	24,879	25,914
2.375% due 11/01/31 “ §	7,582	7,967
2.468% due 06/01/35 “ §	295,361	310,699
2.490% due 04/01/32 “ §	25,749	27,099
2.620% due 09/01/35 “ §	193,334	205,406
4.500% due 09/01/41 “	963,742	1,021,880
5.500% due 03/01/23 “	22,642	24,747
5.500% due 01/15/38 “	1,000,000	1,085,157
5.500% due 06/01/38 “	486,392	528,513
5.500% due 06/01/38 “	695,755	756,006
5.500% due 07/01/38 “	318,268	345,829
5.500% due 12/01/38 “	263,415	287,297
5.500% due 01/01/39 “	2,253,219	2,448,343
5.500% due 03/01/39 “	1,121,558	1,218,682
5.500% due 05/01/40 “	89,654	97,418
6.000% due 12/01/22 “	34,135	37,512
6.000% due 03/01/23 “	86,252	95,056

		8,523,525

Total Mortgage-Backed Securities (Cost $216,134,495)		216,905,958

ASSET-BACKED SECURITIES - 5.2%

Asset Backed Funding Certificates
0.644% due 06/25/34 “ §	128,562	91,758
Auto ABS SARL (Italy)
1.725% due 10/25/20 “ § ~	EUR 574,825	733,401
Bear Stearns Asset Backed Securities Trust
0.494% due 12/25/36 “ §	$500,000	275,631
3.040% due 10/25/36 “ §	177,619	121,886
Citibank Omni Master Trust
2.378% due 05/16/16 “ § ~	8,200,000	8,251,126
3.028% due 08/15/18 “ § ~	3,200,000	3,359,102
Duane Street CLO (Cayman)
0.688% due 11/08/17 “ § ~	3,784,464	3,630,641
Galaxy CLO Ltd (Cayman)
0.683% due 04/17/17 “ § ~	772,525	750,174
Halcyon Structured Asset Management
Long/Short CLO Ltd (Cayman)
0.660% due 08/07/21 “ § ~	2,500,000	2,405,382
Hillmark Funding CDO (Cayman)
0.729% due 05/21/21 “ § ~	1,100,000	1,017,707
HSBC Home Equity Loan Trust
0.435% due 03/20/36 “ §	529,299	489,422
Long Beach Mortgage Loan Trust
0.854% due 10/25/34 “ §	18,554	13,678
Park Place Securities Inc
0.554% due 09/25/35 “ §	138,718	122,137
Securitized Asset-Backed Receivables LLC Trust
0.424% due 05/25/37 “ §	167,001	75,710
SLM Student Loan Trust
4.500% due 11/16/43 “ § ~	278,712	264,527
United States Small Business Administration
4.754% due 08/10/14 “	36,817	38,984
Wind River Ltd CLO (Cayman)
0.889% due 12/19/16 “ § ~	924,009	879,075

Total Asset-Backed Securities (Cost $22,867,261)		22,520,341

U.S. GOVERNMENT AGENCY ISSUE - 0.4%

Freddie Mac
4.875% due 06/13/18	1,400,000	1,689,799

Total U.S. Government Agency Issue (Cost $1,659,938)		1,689,799

U.S. TREASURY OBLIGATIONS - 28.2%

U.S. Treasury Inflation Protected Securities - 5.5%

0.625% due 07/15/21 ^	2,380,776	2,656,610
1.125% due 01/15/25 ^	1,201,270	1,527,865
2.000% due 01/15/26 ^ ‡	2,167,653	2,665,875
2.125% due 02/15/40 ^	9,219,232	12,374,662
2.375% due 01/15/25 ^ ‡	4,621,482	4,946,067

		24,171,079

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
U.S. Treasury Notes - 22.7%

0.250% due 12/15/14 ‡	$28,300,000	$28,215,977
0.875% due 12/31/16	55,000,000	55,120,340
1.500% due 08/31/18 ‡	11,400,000	11,571,000
2.000% due 11/15/21	200,000	202,219
2.125% due 08/15/21	900,000	922,782
2.625% due 08/15/20	1,100,000	1,186,368
3.375% due 11/15/19	100,000	114,008
3.500% due 05/15/20	200,000	230,031
3.625% due 02/15/20	700,000	811,782
3.625% due 02/15/21	700,000	812,547

		99,187,054

Total U.S. Treasury Obligations (Cost $122,084,044)		123,358,133

FOREIGN GOVERNMENT BONDS & NOTES - 3.1%

Banco Nacional Desenvolvimento Economico e Social (Brazil)
4.125% due 09/15/17 ~	EUR 100,000	127,548
Canada Housing Trust No 1 (Canada)
3.350% due 12/15/20 ~	CAD 800,000	849,684
3.750% due 03/15/20 ~	400,000	437,469
3.800% due 06/15/21 ~	300,000	329,433
Canadian Government Bond (Canada)
2.750% due 09/01/16	700,000	732,947
3.250% due 06/01/21	300,000	327,475
3.750% due 06/01/19	200,000	224,689
Export-Import Bank of Korea (South Korea)
4.000% due 01/29/21	$100,000	96,966
5.125% due 06/29/20	100,000	105,169
Instituto de Credito Oficial (Spain)
3.154% due 03/25/14 § ~	EUR 600,000	733,549
Italy Buoni Poliennali del TeSoro (Italy)
2.100% due 09/15/16 ^	310,635	350,194
Province of British Columbia (Canada)
3.250% due 12/18/21	CAD 100,000	101,858
4.300% due 06/18/42	100,000	115,643
Province of Ontario (Canada)
1.375% due 01/27/14	$400,000	404,435
3.000% due 07/16/18	100,000	105,330
3.150% due 06/02/22	CAD 100,000	100,214
4.000% due 06/02/21	800,000	863,003
4.200% due 06/02/20	200,000	219,335
4.300% due 03/08/17	400,000	439,495
4.400% due 06/02/19	300,000	334,006
4.600% due 06/02/39	100,000	118,497
4.700% due 06/02/37	400,000	475,838
5.500% due 06/02/18	100,000	117,456
Province of Quebec (Canada)
3.500% due 12/01/22	100,000	102,203
4.250% due 12/01/21	600,000	655,026
4.500% due 12/01/17	200,000	222,818
4.500% due 12/01/18	200,000	223,413
4.500% due 12/01/20	100,000	111,298
Republic of Panama (Panama)
9.375% due 04/01/29	$40,000	63,800
Russia Foreign Bond (Russia)
3.625% due 04/29/15 ~	100,000	100,750
7.500% due 03/31/30 ~	1,336,000	1,554,770
Societe de Financement de l’Economie Francaise (France)
2.125% due 05/20/12	EUR 300,000	389,328
3.375% due 05/05/14 ~	$200,000	205,133
Spain Government Bond (Spain)
4.650% due 07/30/25	EUR 1,100,000	1,297,250
Turkey Government International Bond (Turkey)
7.000% due 09/26/16	$500,000	550,625
United Kingdom Gilt (United Kingdom)
4.250% due 12/07/40	GBP 100,000	191,618
United Mexican States (Mexico)
6.050% due 01/11/40	$100,000	122,750

Total Foreign Government Bonds & Notes (Cost $13,532,155)		13,501,015

MUNICIPAL BONDS - 4.7%

American Municipal Power Inc OH ‘B’
8.084% due 02/15/50	1,000,000	1,396,720
Buckeye Tobacco Settlement Financing
Authority OH ‘A2’
5.875% due 06/01/47	1,100,000	790,922
City of North Las Vegas NV
6.572% due 06/01/40	900,000	1,010,664
Clark County NV Airport ‘C’
6.820% due 07/01/45	200,000	251,712
County of Fresno CA
0.000% due 08/15/22	1,400,000	740,740
Los Angeles Unified School District CA ‘A1’
4.500% due 01/01/28	400,000	420,632
New Jersey Economic Development Authority ‘B’
0.000% due 02/15/19	4,100,000	2,948,597
New York Liberty Development Corp
5.750% due 11/15/51	3,700,000	4,015,721
North Carolina Turnpike Authority ‘B’
6.700% due 01/01/39	100,000	113,516
Southern California Public Power Authority
5.943% due 07/01/40	1,600,000	1,820,544
State of California
5.650% due 04/01/39 §	100,000	104,920
7.500% due 04/01/34	100,000	120,085
7.550% due 04/01/39	100,000	122,372
7.600% due 11/01/40	1,400,000	1,729,994
State of Illinois
4.071% due 01/01/14	200,000	205,744
Tobacco Securitization Authority of Southern California ‘A1’
5.000% due 06/01/37	800,000	569,472
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	845,000	611,391
University of Arizona
6.423% due 08/01/35	2,700,000	2,982,906
University of California
6.270% due 05/15/31	500,000	550,295

Total Municipal Bonds (Cost $19,478,811)		20,506,947

PURCHASED OPTIONS - 0.0%

(See Note (g) in Notes to Schedule of Investments) (Cost $22,099)		30,303

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 12.0%

U.S. Treasury Bills - 0.1%

0.260% due 03/08/12 ‡	$280,000	$279,991
0.229% due 04/05/12 ‡	280,000	279,987

		559,978

Repurchase Agreement - 11.4%

Morgan Stanley
0.070% due 01/03/12 (Dated 12/30/11, repurchase price of $49,900,388; collateralized by a Federal National Mortgage Association Note: 2.250% due 03/15/16 and value $50,972,550)	49,900,000	49,900,000

	Shares
Money Market Fund - 0.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,040,162	2,040,162

Total Short-Term Investments (Cost $52,500,132)		52,500,140

TOTAL INVESTMENTS - 134.0% (Cost $588,159,367)		585,943,581

TOTAL SECURITIES SOLD SHORT - (0.3%) (See Note (d) to Schedules of Investments) (Proceeds $1,062,188)		(1,064,375)

OTHER ASSETS & LIABILITIES, NET - (33.7%)		(147,553,386)

NET ASSETS - 100.0%		$437,325,820

Notes to Schedule of Investments
(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $482,171 or 0.1% of the net assets were in default as of December 31, 2011.

(c)	As of December 31, 2011, 0.2% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(d)	Securities sold short outstanding as of December 31, 2011:

	Principal
Mortgage-Backed Securities	Amount	Value
Fannie Mae 4.500% due 01/12/42	$1,000,000	$1,064,375

Total Securities Sold Short (Proceeds $1,062,188)		$1,064,375

(e)	Open futures contracts outstanding as of December 31, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (06/12)	252	$252,000,000	$209,873
Eurodollar (06/12)	27	27,000,000	(4,172)
Eurodollar (03/13)	196	196,000,000	179,102
Eurodollar (06/13)	380	380,000,000	413,208
Eurodollar (09/13)	137	137,000,000	201,241
Eurodollar (12/13)	69	69,000,000	21,499
Eurodollar (03/14)	20	20,000,000	62,803
Eurodollar (06/14)	4	4,000,000	396
U.S. Treasury 5-Year Notes (03/12)	217	21,700,000	124,467
U.S. Treasury 5-Year Notes (03/12)	17	1,700,000	(1,475)
U.S. Treasury 10-Year Notes (03/12)	77	7,700,000	89,863

Total Futures Contracts			$1,296,805

(f)	Forward foreign currency contracts outstanding as of December 31, 2011 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	AUD	339,000	02/12	CIT	$(6,413)
Buy	BRL	11,529,282	01/12	MSC	(311,681)
Sell	BRL	477,850	01/12	HSB	4,146
Sell	BRL	9,010,908	01/12	JPM	27,237
Sell	BRL	219,124	01/12	MSC	(1,325)
Sell	BRL	462,250	01/12	MSC	2,498
Sell	BRL	188,200	01/12	UBS	(767)
Sell	BRL	1,170,950	01/12	UBS	13,040
Buy	BRL	8,127,008	03/12	JPM	(2,557)
Sell	CAD	213,000	02/12	BRC	(113)
Sell	CAD	820,000	02/12	CIT	(10,611)
Sell	CAD	3,368,000	02/12	DUB	(10,467)
Sell	CAD	81,000	02/12	GSC	57
Sell	CAD	103,000	02/12	GSC	(873)
Sell	CAD	1,101,000	02/12	JPM	(11,099)
Sell	CAD	351,000	02/12	JPM	1,609
Sell	CAD	411,000	02/12	MSC	(3,218)
Sell	CAD	413,000	02/12	RBC	(5,103)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	CAD	203,000	02/12	RBC	$165
Sell	CAD	104,000	02/12	UBS	(1,719)
Buy	CNY	6,426,300	02/12	HSB	20,085
Buy	CNY	1,917,000	06/12	BRC	3,911
Buy	CNY	2,992,575	06/12	CIT	5,101
Buy	CNY	7,026,950	06/12	HSB	14,017
Buy	CNY	9,618,000	06/12	JPM	24,788
Buy	CNY	1,889,850	06/12	JPM	(393)
Buy	CNY	1,912,650	06/12	MSC	3,222
Sell	CNY	640,550	06/12	BRC	(1,550)
Sell	CNY	638,700	06/12	CSF	(1,256)
Sell	CNY	1,277,000	06/12	JPM	(2,449)
Sell	CNY	638,700	06/12	UBS	(1,256)
Buy	CNY	10,222,705	02/13	DUB	878
Sell	DKK	4,430,000	03/12	HSB	25,548
Buy	EUR	4,409,000	01/12	BRC	(341,398)
Buy	EUR	635,000	01/12	CIT	(7,469)
Buy	EUR	438,000	01/12	CSF	(18,233)
Buy	EUR	3,530,000	01/12	DUB	(355,642)
Buy	EUR	419,000	01/12	JPM	(24,485)
Buy	EUR	81,000	01/12	RBC	(6,583)
Buy	EUR	173,000	01/12	UBS	(7,821)
Sell	EUR	716,000	01/12	BRC	36,447
Sell	EUR	1,233,000	01/12	CIT	9,956
Sell	EUR	1,621,000	01/12	DUB	82,333
Sell	EUR	1,295,000	01/12	GSC	34,679
Sell	EUR	26,040,000	01/12	JPM	1,687,131
Sell	EUR	607,000	01/12	MSC	17,225
Sell	EUR	982,000	01/12	RBC	33,220
Sell	EUR	1,532,000	01/12	UBS	45,551
Buy	EUR	438,000	02/12	GSC	(7,763)
Buy	GBP	245,000	01/12	CIT	—
Sell	GBP	245,000	01/12	RBC	3,205
Buy	GBP	245,000	02/12	RBC	(3,210)
Sell	GBP	6,609,000	03/12	JPM	108,561
Buy	IDR	6,595,120,000	01/12	CIT	(2,029)
Sell	IDR	4,190,000,000	01/12	BRC	6,072
Sell	IDR	4,715,500,000	01/12	MSC	3,810
Sell	IDR	2,908,000,000	01/12	UBS	2,243
Buy	IDR	10,089,755,000	07/12	HSB	(23,938)
Sell	IDR	651,000,000	07/12	BRC	(696)
Sell	IDR	60,375,000	07/12	GSC	(51)
Sell	IDR	4,160,000,000	07/12	HSB	(3,746)
Buy	INR	73,367,500	07/12	JPM	(240,933)
Sell	INR	43,931,000	07/12	BRC	50,648
Sell	INR	10,184,000	07/12	DUB	14,338
Sell	INR	19,252,500	07/12	JPM	27,402
Sell	JPY	356,000	01/12	CIT	11
Buy	MXN	7,000,000	03/12	BRC	(5,866)
Buy	MXN	2,000,000	03/12	UBS	(1,983)
Sell	MXN	2,659,050	03/12	HSB	10,613
Sell	MXN	1,337,100	03/12	MSC	4,767
Sell	MXN	2,665,650	03/12	UBS	10,142
Buy	MYR	1,660,405	04/12	JPM	(26,196)
Sell	MYR	1,660,405	04/12	CIT	15,229
Buy	PHP	42,419,000	03/12	CIT	(9,380)
Buy	PHP	8,736,000	03/12	MSC	(2,185)
Sell	PHP	36,024,000	03/12	BRC	23,867
Sell	PHP	2,000,000	03/12	CIT	(394)
Sell	PHP	4,285,000	03/12	GSC	2,667
Sell	PHP	8,846,000	03/12	JPM	(934)
Sell	SGD	500	02/12	UBS	4
Buy	TWD	7,244,185	01/12	BRC	(13,450)
Sell	TWD	4,192,185	01/12	BRC	(1,557)
Sell	TWD	3,052,000	01/12	MSC	(823)
Buy	ZAR	760,150	01/12	JPM	(10,512)
Sell	ZAR	60,150	01/12	BRC	28
Sell	ZAR	700,000	01/12	JPM	786

Total Forward Currency Contracts					$887,110

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
(g)	Purchased options outstanding as of December 31, 2011 were as follows:

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Cost	Value
Call — OTC 1-Year Interest Rate Swap ∆	Pay	1.250%	04/30/12	RBS	$5,600,000	$22,099	$30,303

Total Purchased Options						$22,099	$30,303

(h)	Transactions in written options for the nine-month period ended December 31, 2011 were as follows:

		Notional
	Number of	Amount
	Contracts	in $	Premium
Outstanding, March 31, 2011	67	87,300,000	$810,099
Call Options Written	77	54,900,000	247,998
Put Options Written	77	127,200,000	841,948
Call Options Closed	(94)	(43,100,000)	(196,038)
Put Options Closed	(33)	(8,000,000)	(6,659)
Call Options Expired	(19)	(29,200,000)	(202,027)
Put Options Expired	(75)	(48,900,000)	(305,903)

Outstanding, December 31, 2011	—	140,200,000	$1,189,418

(i)	Premiums received and value of written options outstanding as of December 31, 2011 were as follows:

Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value
Floor — OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of ((1+0.00%)[10] -Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	$(4,588)
Floor — OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of ((1+0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(2,527)

						$18,060	$(7,115)

          Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Put — OTC 1-Year Interest Rate Swap	Pay	2.000%	04/30/12	RBS	$11,200,000	$22,400	$(621)
Put — OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	DUB	6,200,000	64,360	(401)
Put — OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	RBS	4,400,000	43,120	(289)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	4,300,000	38,951	(146)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	3,100,000	34,590	(106)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	1,900,000	21,237	(65)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	6,600,000	55,422	(225)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	1,200,000	7,230	—
Put — OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	CIT	3,800,000	93,949	(608)
Put — OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	RBS	1,200,000	30,132	(192)
Put — OTC 3-Year Interest Rate Swap	Pay	1.000%	08/13/12	DUB	1,600,000	16,440	(8,218)
Put — OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	CIT	9,100,000	156,975	(60,000)
Put — OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	DUB	8,400,000	115,869	(55,385)
Put — OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	RBS	7,400,000	102,626	(48,791)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	700,000	4,769	(283)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	4,800,000	29,501	(1,943)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	15,000,000	117,839	(6,071)
Put — OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	CIT	900,000	4,050	(3,216)
Put — OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	MSC	6,500,000	17,961	(23,231)
Put — OTC 1-Year Interest Rate Swap	Pay	1.750%	11/19/12	RBS	5,400,000	20,385	(2,983)
Put — OTC 2-Year Interest Rate Swap	Pay	1.200%	07/11/13	DUB	4,500,000	31,760	(25,713)
Put — OTC 1-Year Interest Rate Swap	Pay	1.750%	07/11/13	DUB	30,200,000	141,792	(41,344)

						$1,171,358	$(279,831)

Total Written Options						$1,189,418	$(286,946)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
(j)	Swap agreements outstanding as of December 31, 2011 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	12/31/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Morgan Stanley 6.600% due 04/01/12	1.000%	09/20/12	BRC	4.707%	$100,000	$(2,608)	$(1,967)	$(641)
Brazil Government 12.250% due 03/06/30 ∆	1.000%	12/20/12	BRC	0.764%	1,700,000	4,494	2,600	1,894
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	1.936%	200,000	8,229	—	8,229
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	1.936%	200,000	9,131	—	9,131
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	1.936%	200,000	9,503	—	9,503
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	1.936%	200,000	9,817	—	9,817
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	1.936%	300,000	15,285	—	15,285
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	1.936%	400,000	21,950	—	21,950
General Electric Capital Corp 5.625% due 09/15/17	4.750%	12/20/13	DUB	1.936%	400,000	22,342	—	22,342
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	1.173%	400,000	(2,048)	(8,999)	6,951
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	1.173%	400,000	(2,048)	(9,184)	7,136
Japanese Government Bond 2.000% due 03/21/22	1.000%	03/20/15	DUB	1.080%	1,000,000	(2,184)	11,616	(13,800)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	1.173%	200,000	(1,024)	(4,592)	3,568
Brazil Government 12.250% due 03/06/30	1.000%	06/20/15	DUB	1.306%	1,000,000	(10,001)	(10,975)	974
United Kingdom GILT 4.250% due 06/07/32 ∆	1.000%	06/20/15	GSC	0.703%	1,100,000	11,500	10,164	1,336
Brazil Government 12.250% due 03/06/30	1.000%	06/20/15	HSB	1.306%	1,000,000	(10,001)	(10,975)	974
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	BRC	1.350%	1,000,000	(12,306)	(7,735)	(4,571)
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	BRC	1.281%	1,000,000	(9,833)	(7,735)	(2,098)
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	HSB	1.350%	600,000	(7,384)	(5,961)	(1,423)
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	UBS	1.350%	500,000	(6,153)	(4,731)	(1,422)
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	1.997%	700,000	(45,654)	(13,898)	(31,756)
MetLife Inc 5.000% due 06/15/15	1.000%	12/20/15	CIT	3.060%	800,000	(59,492)	(29,083)	(30,409)
United Kingdom GILT 4.250% due 06/07/32 ∆	1.000%	12/20/15	GSC	0.792%	1,200,000	10,071	27,797	(17,726)
General Electric Capital Corp 5.625% due 09/15/17	1.000%	12/20/15	MSC	2.342%	500,000	(24,648)	(9,796)	(14,852)
France Government 4.250% due 04/25/19	0.250%	03/20/16	RBS	2.031%	2,900,000	(203,709)	(89,270)	(114,439)
China Government 4.750% due 10/29/13	1.000%	03/20/16	BRC	1.290%	1,000,000	(11,399)	11,950	(23,349)
Italy Republic 6.875% due 09/27/23	1.000%	03/20/16	BRC	4.859%	1,100,000	(149,977)	(40,967)	(109,010)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	BRC	1.362%	100,000	(1,439)	(768)	(671)
Brazil Government 12.250% due 03/06/30	1.000%	03/20/16	CIT	1.422%	2,300,000	(38,625)	(16,240)	(22,385)
Republic of Kazakhstan Debt	1.000%	03/20/16	CIT	2.874%	300,000	(21,982)	(8,658)	(13,324)
Spain Government 5.500% due 07/30/17	1.000%	03/20/16	CIT	3.724%	900,000	(90,586)	(54,476)	(36,110)
United Mexican States 5.950% due 03/19/19	1.000%	03/20/16	CIT	1.362%	1,100,000	(15,835)	(8,978)	(6,857)
Republic of Kazakhstan Debt	1.000%	03/20/16	DUB	2.874%	300,000	(21,982)	(9,075)	(12,907)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	DUB	1.362%	700,000	(10,078)	(5,135)	(4,943)
Italy Republic 6.875% due 09/27/23	1.000%	03/20/16	GSC	4.859%	4,000,000	(545,371)	(128,942)	(416,429)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	12/31/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Spain Government 5.500% due 07/30/17	1.000%	03/20/16	GSC	3.724%	$1,100,000	$(110,717)	$(68,500)	$(42,217)
Republic of Kazakhstan Debt	1.000%	03/20/16	HSB	2.874%	400,000	(29,310)	(11,729)	(17,581)
Berkshire Hathaway Finance 2.450% due 12/15/15	1.000%	06/20/16	CIT	1.685%	900,000	(25,663)	(2,156)	(23,507)
Brazil Government 12.250% due 03/06/30	1.000%	06/20/16	CIT	1.476%	700,000	(14,056)	(2,363)	(11,693)
France Government 4.250% due 04/25/19	0.250%	09/20/16	HSB	2.128%	400,000	(32,720)	(17,550)	(15,170)
China Government 4.750% due 10/29/13	1.000%	09/20/16	DUB	1.403%	400,000	(7,102)	2,210	(9,312)
Brazil Government 12.250% due 03/06/30	1.000%	09/20/16	GSC	1.525%	200,000	(4,664)	(1,217)	(3,447)
Republic of South Korea 4.875% due 09/22/14	1.000%	09/20/16	HSB	1.543%	100,000	(2,386)	(218)	(2,168)
China Government 4.750% due 10/29/13	1.000%	09/20/16	MSC	1.403%	400,000	(7,102)	2,019	(9,121)
China Government 4.750% due 10/29/13	1.000%	09/20/16	UBS	1.403%	300,000	(5,326)	1,558	(6,884)
Indonesia Government 7.250% due 04/20/15	1.000%	09/20/16	UBS	1.997%	100,000	(4,359)	(1,578)	(2,781)
United Kingdom GILT 4.250% due 06/07/32 ∆	1.000%	12/20/16	CIT	0.946%	2,000,000	5,847	7,916	(2,069)
United Kingdom GILT 4.250% due 06/07/32 ∆	1.000%	12/20/16	GSC	0.946%	1,400,000	4,093	4,152	(59)
Ally Financial Inc 8.300% due 02/12/15	5.000%	12/20/16	DUB	6.423%	300,000	(15,331)	(3,675)	(11,656)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	DUB	2.076%	200,000	(7,937)	—	(7,937)
MetLife Inc 5.000% due 06/15/15	1.000%	03/20/18	DUB	3.305%	1,200,000	(144,369)	(68,165)	(76,204)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/21	CIT	1.773%	100,000	(6,131)	(4,247)	(1,884)
Indonesia Government 7.250% due 04/20/15	1.000%	06/20/21	BRC	2.447%	1,500,000	(164,970)	(95,221)	(69,749)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/21	BRC	1.782%	1,200,000	(76,056)	(34,805)	(41,251)

						$(1,832,304)	$(717,582)	$(1,114,722)

          Credit Default Swaps on Credit Indices — Buy Protection (1)

	Fixed Deal					Upfront	Unrealized
	Pay	Expiration	Counter-	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
OTC — Dow Jones iTraxx 16SEN2 BP ∆	1.000%	12/20/16	MSC	EUR 1,600,000	$156,745	$192,488	$(35,743)

          Credit Default Swaps on Credit Indices — Sell Protection (2)

	Fixed Deal					Upfront	Unrealized
	Receive	Expiration	Counter-	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
OTC — Dow Jones CDX NA HY-8 5Y ∆	0.483%	06/20/12	BRC	$758,696	$1,503	$—	$1,503
OTC — Dow Jones CDX NA HY-9 5Y ∆	2.080%	12/20/12	BOA	1,422,195	27,328	—	27,328
OTC — Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	BRC	2,600,000	189,577	174,200	15,377
OTC — Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	DUB	900,000	65,623	117,500	(51,877)
OTC — Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	HSB	1,200,000	87,497	135,550	(48,053)
OTC — Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	MSC	900,000	65,623	101,250	(35,627)
OTC — Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	BRC	1,500,000	120,004	147,400	(27,396)
OTC — Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	CIT	200,000	16,000	27,650	(11,650)
OTC — Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	DUB	600,000	48,002	74,750	(26,748)
OTC — Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	HSB	200,000	16,000	26,100	(10,100)
OTC — Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	MSC	400,000	32,001	52,000	(19,999)
OTC — Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	UBS	100,000	8,001	13,850	(5,849)
OTC — Dow Jones CDX NA EM15 5Y	5.000%	06/20/16	BRC	100,000	8,505	10,600	(2,095)
OTC — Dow Jones CDX NA EM15 5Y	5.000%	06/20/16	DUB	100,000	8,519	13,550	(5,031)
CME — Dow Jones CDX NA IG-17 5Y	1.000%	12/20/16	CME	40,700,000	369,799	694,915	(325,116)
OTC — Dow Jones CDX NA IG-9 10Y	0.548%	12/20/17	GSC	96,450	1,265	—	1,265

					$1,065,247	$1,589,315	$(524,068)

Total Credit Default Swaps					$(610,312)	$1,064,221	$(1,674,533)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

(1)	the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement had been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
          Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
OTC — BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL 8,900,000	$(177,077)	$(199,363)	$22,286
OTC — BRL — CDI Compounded	GSC	Pay	10.150%	01/02/12	6,100,000	(116,396)	(23,780)	(92,616)
OTC — BRL — CDI Compounded	HSB	Pay	10.610%	01/02/12	1,400,000	5,781	—	5,781
OTC — BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12	5,600,000	(33,891)	(65,566)	31,675
OTC — BRL — CDI Compounded	HSB	Pay	11.140%	01/02/12	100,000	1,115	515	600
OTC — BRL — CDI Compounded	BOA	Pay	12.540%	01/02/12	4,000,000	122,619	(20,439)	143,058
OTC — BRL — CDI Compounded	MSC	Pay	12.540%	01/02/12	900,000	27,589	(6,048)	33,637
OTC — BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12	100,000	6,071	667	5,404
OTC — BRL — CDI Compounded	HSB	Pay	10.450%	01/02/13	400,000	249	(300)	549
OTC — BRL — CDI Compounded	MSC	Pay	10.455%	01/02/13	600,000	435	(239)	674
OTC — BRL — CDI Compounded	UBS	Pay	10.605%	01/02/13	1,200,000	2,043	—	2,043
OTC — BRL — CDI Compounded	HSB	Pay	11.880%	01/02/13	1,300,000	19,898	(989)	20,887
OTC — BRL — CDI Compounded	GSC	Pay	11.890%	01/02/13	200,000	3,362	314	3,048
OTC — BRL — CDI Compounded	HSB	Pay	11.890%	01/02/13	2,000,000	33,619	4,283	29,336
OTC — BRL — CDI Compounded	BRC	Pay	11.910%	01/02/13	1,000,000	16,161	2,348	13,813
OTC — BRL — CDI Compounded	GSC	Pay	11.930%	01/02/13	900,000	15,313	(1,293)	16,606
OTC — BRL — CDI Compounded	MSC	Pay	11.980%	01/02/13	600,000	10,638	935	9,703
OTC — BRL — CDI Compounded	HSB	Pay	12.300%	01/02/13	1,300,000	29,071	3,928	25,143
OTC — BRL — CDI Compounded	BRC	Pay	12.455%	01/02/13	800,000	9,988	391	9,597
OTC — BRL — CDI Compounded	MSC	Pay	12.500%	01/02/13	1,800,000	23,072	1,366	21,706
OTC — BRL — CDI Compounded	MSC	Pay	12.590%	01/02/13	2,400,000	51,045	9,023	42,022
OTC — 1-Day USD-Federal Funds Rate Compounded-OIS	MSC	Pay	0.500%	09/19/13	$5,900,000	19,711	(7,670)	27,381
OTC — BRL — CDI Compounded	HSB	Pay	10.530%	01/02/14	BRL 900,000	443	(2,621)	3,064
OTC — BRL — CDI Compounded	MSC	Pay	10.580%	01/02/14	3,600,000	3,583	(7,265)	10,848
OTC — BRL — CDI Compounded	UBS	Pay	10.770%	01/02/14	3,800,000	10,670	(4,453)	15,123
OTC — BRL — CDI Compounded	HSB	Pay	10.990%	01/02/14	300,000	1,405	411	994
OTC — BRL — CDI Compounded	HSB	Pay	11.530%	01/02/14	600,000	6,047	(171)	6,218
OTC — BRL — CDI Compounded	MSC	Pay	11.670%	01/02/14	1,500,000	16,018	1,275	14,743
OTC — BRL — CDI Compounded	MSC	Pay	11.890%	01/02/14	3,500,000	56,905	(21)	56,926
OTC — BRL — CDI Compounded	UBS	Pay	12.250%	01/02/14	600,000	15,156	1,667	13,489
OTC — BRL — CDI Compounded	MSC	Pay	12.510%	01/02/14	200,000	5,866	919	4,947
OTC — BRL — CDI Compounded	HSB	Pay	12.540%	01/02/14	100,000	2,976	648	2,328
OTC — BRL — CDI Compounded	GSC	Pay	12.650%	01/02/14	1,200,000	37,668	9,627	28,041
OTC — 1-Day USD-Federal Funds Rate Compounded-OIS	GSC	Pay	0.500%	09/19/14	$1,200,000	8,686	(5,124)	13,810
OTC — 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	5.600%	09/06/16	MXN 1,100,000	(629)	552	(1,181)
OTC — 28-Day Mexico Interbank TIIE Banxico	HSB	Pay	5.600%	09/06/16	2,100,000	(1,201)	820	(2,021)
OTC — 28-Day Mexico Interbank TIIE Banxico	MSC	Pay	5.600%	09/06/16	1,400,000	(762)	280	(1,042)
OTC — 28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16	1,200,000	8,642	1,757	6,885
OTC — 6-Month Australian Bank Bill	BRC	Pay	4.250%	06/15/17	AUD 100,000	(335)	(98)	(237)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
OTC — 6-Month Australian Bank Bill	DUB	Pay	4.250%	06/15/17	AUD 200,000	$(669)	$(109)	$(560)
OTC — 6-Month Australian Bank Bill	CIT	Pay	5.000%	06/15/17	200,000	6,070	1,509	4,561
OTC — 6-Month Australian Bank Bill	DUB	Pay	5.000%	06/15/17	100,000	3,034	789	2,245
OTC — 6-Month Australian Bank Bill	RBS	Pay	5.000%	06/15/17	300,000	9,104	2,410	6,694
OTC — 6-Month EUR-LIBOR	BRC	Pay	2.500%	09/21/18	EUR 300,000	13,589	(5,045)	18,634
OTC — 6-Month EUR-LIBOR	BRC	Pay	3.000%	09/21/21	1,000,000	78,496	9,257	69,239
OTC — 6-Month EUR-LIBOR	BRC	Pay	3.500%	09/21/21	2,200,000	288,848	11,775	277,073
CME — 6-Month EUR-LIBOR	CME	Pay	3.650%	09/21/21	400,000	62,408	49,743	12,665
OTC — 6-Month EUR-LIBOR	BRC	Pay	2.500%	03/21/22	200,000	2,111	(6,381)	8,492
CME -6-Month EUR-LIBOR	CME	Pay	2.500%	03/21/22	8,400,000	82,318	(177,163)	259,481
CME -6-Month EUR-LIBOR	CME	Pay	2.750%	03/21/22	7,600,000	305,621	(66,064)	371,685
OTC — 6-Month EUR-LIBOR	BRC	Pay	3.000%	03/21/22	800,000	55,070	23,164	31,906
OTC — 6-Month GBP-LIBOR	BRC	Pay	3.000%	03/21/22	GBP 300,000	28,229	5,346	22,883
CME — 6-Month EUR-LIBOR	CME	Pay	3.000%	03/21/22	EUR 2,900,000	209,060	156,521	52,539
OTC — 6-Month GBP-LIBOR	HSB	Pay	3.000%	03/21/22	GBP 3,100,000	291,697	30,157	261,540
OTC — 3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	CAD 2,100,000	161,482	(1,439)	162,921
OTC — 3-Month USD-LIBOR	BRC	Receive	2.750%	06/20/42	$1,400,000	(32,183)	12,600	(44,783)
OTC — 3-Month USD-LIBOR	MSC	Receive	2.750%	06/20/42	2,200,000	(50,573)	21,230	(71,803)

Total Interest Rate Swaps						$1,755,266	$(235,414)	$1,990,680

Total Swap Agreements						$1,144,954	$828,807	$316,147

(k)	As of December 31, 2011, securities with total aggregate values of $1,193,167 and $2,472,164 were fully or partially segregated with the broker(s)/custodian as collateral for open futures and swap contracts, respectively. Additionally, $31,000 in cash was segregated as collateral for open swap contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
(l)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks Financials	$3,166,135	$3,165,750	$—	$385
	Preferred Stocks (1)	10,400	10,400	—	—
	Corporate Bonds & Notes	130,008,784	—	130,005,548	3,236
	Senior Loan Notes	1,745,626	—	1,745,626	—
	Mortgage-Backed Securities	216,905,958	—	216,832,158	73,800
	Asset-Backed Securities	22,520,341	—	22,520,341	—
	U.S. Government Agency Issue	1,689,799	—	1,689,799	—
	U.S. Treasury Obligations	123,358,133	—	123,358,133	—
	Foreign Government Bonds & Notes	13,501,015	—	13,501,015	—
	Municipal Bonds	20,506,947	—	20,506,947	—
	Short-Term Investments	52,500,140	2,040,162	50,459,978	—
	Derivatives:
	Credit Contracts
	Swaps	1,354,254	369,799	984,455	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,377,237	—	2,377,237	—
	Interest Rate Contracts
	Futures	1,302,452	1,302,452	—	—
	Purchased Options	30,303	—	30,303	—
	Swaps	2,168,982	659,407	1,509,575	—

	Total Interest Rate Contracts	3,501,737	1,961,859	1,539,878	—

	Total Assets — Derivatives	7,233,228	2,331,658	4,901,570	—

	Total Assets	593,146,506	7,547,970	585,521,115	77,421

Liabilities	Securities Sold Short Mortgage-Backed Securities	(1,064,375)	—	(1,064,375)	—
	Derivatives:
	Credit Contracts
	Swaps	(1,964,566)	—	(1,964,566)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,490,127)	—	(1,490,127)	—
	Interest Rate Contracts
	Futures	(5,647)	(5,647)	—	—
	Written Options	(286,946)	—	(279,831)	(7,115)
	Swaps	(413,716)	—	(413,716)	—

	Total Interest Rate Contracts	(706,309)	(5,647)	(693,547)	(7,115)

	Total Liabilities — Derivatives	(4,161,002)	(5,647)	(4,148,240)	(7,115)

	Total Liabilities	(5,225,377)	(5,647)	(5,212,615)	(7,115)

	Total	$587,921,129	$7,542,323	$580,308,500	$70,306

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2011:

						Derivatives
			Mortgage-			Interest Rate
	Convertible	Corporate Bonds	Backed	Asset-Backed	Foreign Government	Contracts
	Preferred Stocks	& Notes	Securities	Securities	Bonds & Notes	Written Options	Total
Value, Beginning of Period	$—	$—	$—	$6,819,355	$848,164	$(182,584)	$7,484,935
Purchases	—	7,432	77,837	—	—	—	85,269
Sales	—	—	—	(541,227)	—	—	(541,227)
Accrued Discounts (Premiums)	—	—	—	—	—	—	—
Net Realized Gains (Losses)	—	—	—	16,457	—	107,618	124,075
Change in Net Unrealized
Appreciation (Depreciation)	—	(4,196)	(4,037)	(16,988)	(114,615)	67,851	(71,985)
Transfers In	385	—	—	—	—	—	385
Transfers Out	—	—	—	(6,277,597)	(733,549)	—	(7,011,146)

Value, End of Period	$385	$3,236	$73,800	$—	$—	$(7,115)	$70,306

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—	$(4,196)	$(4,037)	$—	$—	$3,240	$(4,993)

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.8%

Certificates of Deposit - 2.8%

Bank of Montreal
0.500% due 01/05/12	$1,000,000	$1,000,000

Commercial Paper - 88.6%
Becton Dickinson and Co
0.100% due 01/05/12	750,000	749,991
Colgate-Palmolive Co
0.020% due 01/06/12	1,000,000	999,997
0.020% due 01/13/12	500,000	499,997
Danaher Corp
0.020% due 01/03/12	750,000	749,999
Emerson Electric Co
0.070% due 01/17/12	1,500,000	1,499,953
General Electric Capital Corp
0.040% due 02/21/12	1,200,000	1,199,932
Harvard University
0.150% due 01/04/12	500,000	499,994
Illinois Tool Works Inc
0.030% due 01/06/12	1,000,000	999,996
John Deere Bank SA (Luxembourg)
0.060% due 01/11/12	1,200,000	1,199,980
0.070% due 01/20/12	300,000	299,989
Johnson & Johnson
0.030% due 01/27/12	1,000,000	999,978
0.040% due 04/03/12	500,000	499,948
JPMorgan Chase & Co
0.010% due 01/06/12	1,500,000	1,499,998
Kreditanstalt Fuer Weideraufbau (Germany)
0.220% due 03/27/12	1,000,000	999,474
L’Oreal USA Inc
0.020% due 01/11/12	750,000	749,996
0.060% due 02/09/12	750,000	749,951
Medtronic Inc
0.080% due 01/05/12	600,000	599,995
National Rural Utilities Cooperative Finance Corp
0.110% due 01/10/12	1,500,000	1,499,959
Nestle Capital Corp
0.010% due 01/05/12	250,000	250,000
0.060% due 01/30/12	500,000	499,976
0.110% due 02/09/12	500,000	499,940
Northwestern University
0.130% due 01/10/12	750,000	749,975
0.150% due 03/15/12	500,000	499,846
Novartis Finance Corp
0.005% due 01/04/12	500,000	500,000
0.030% due 01/03/12	1,000,000	999,998
PepsiCo Inc
0.030% due 01/13/12	750,000	749,993
Province of Quebec (Canada)
0.070% due 03/21/12	750,000	749,883
Royal Bank of Canada (Canada)
0.040% due 01/23/12	1,000,000	999,976
Schlumberger Holdings Corp
0.050% due 01/17/12	500,000	499,989
Sysco Corp
0.020% due 01/03/12	1,250,000	1,249,999
The Coca-Cola Co
0.100% due 04/16/12	1,000,000	999,706
The Procter & Gamble Co
0.100% due 02/16/12	1,250,000	1,249,840
Toronto-Dominion Holdings USA Inc
0.070% due 01/17/12	1,200,000	1,199,963
Toyota Motor Credit Corp
0.030% due 01/10/12	1,600,000	1,599,988
Wal-Mart Stores Inc
0.020% due 01/23/12	1,500,000	1,499,982
Westpac Banking Corp (Australia)
0.014% due 01/11/12	750,000	749,971
0.230% due 03/27/12	515,000	514,717

		32,362,869

U.S. Treasury Bills - 8.9%

0.040% due 06/28/12	1,250,000	1,249,720
0.050% due 05/31/12	1,000,000	999,807
0.060% due 03/08/12	1,000,000	999,888

		3,249,415

	Shares
Money Market Fund - 0.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	194,129	194,129

Total Short-Term Investments (Amortized Cost $36,806,413)		36,806,413

TOTAL INVESTMENTS - 100.8% (Amortized Cost $36,806,413)		36,806,413

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(285,611)

NET ASSETS - 100.0%		$36,520,802

Notes to Schedule of Investments
(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Short-Term Investments	$36,806,413	$194,129	$36,612,284	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 47.8%

Consumer Discretionary - 4.0%

ACE Hardware Corp
9.125% due 06/01/16 ~	$135,000	$143,775
CCH II LLC
13.500% due 11/30/16	120,000	139,200
Cox Communications Inc
7.125% due 10/01/12	325,000	340,365
DIRECTV Holdings LLC
4.750% due 10/01/14	650,000	702,653
Easton-Bell Sports Inc
9.750% due 12/01/16	130,000	142,350
Macy’s Retail Holdings Inc
5.350% due 03/15/12	135,000	135,935
NBCUniversal Media LLC
2.100% due 04/01/14	500,000	508,604
Reed Elsevier Capital Inc
4.625% due 06/15/12	500,000	508,236
Sirius XM Radio Inc
9.750% due 09/01/15 ~	130,000	141,700
Speedway Motorsports Inc
8.750% due 06/01/16	140,000	153,300
Staples Inc
9.750% due 01/15/14	425,000	486,250
TCM Sub LLC
3.550% due 01/15/15 ~	405,000	420,242
The Goodyear Tire & Rubber Co
10.500% due 05/15/16	150,000	166,125
The Interpublic Group of Cos Inc
6.250% due 11/15/14	350,000	373,625
The Wendy’s Co
10.000% due 07/15/16	125,000	138,125
Thomson Reuters Corp (Canada)
5.700% due 10/01/14	250,000	276,833
Ticketmaster Entertainment LLC
10.750% due 08/01/16	135,000	144,450
Time Warner Cable Inc
5.400% due 07/02/12	381,000	389,654
8.250% due 02/14/14	175,000	197,369

		5,508,791

Consumer Staples - 1.9%

Altria Group Inc
8.500% due 11/10/13	418,000	472,172
Anheuser-Busch InBev Worldwide Inc
1.500% due 07/14/14	210,000	211,658
3.000% due 10/15/12	375,000	380,967
5.375% due 11/15/14	75,000	83,402
BAT International Finance PLC (United Kingdom)
8.125% due 11/15/13 ~	150,000	167,999
Coca-Cola Amatil Ltd (Australia)
3.250% due 11/02/14 ~	400,000	420,077
General Mills Inc
6.000% due 02/15/12	200,000	201,166
Kraft Foods Inc
2.625% due 05/08/13	275,000	281,070
6.000% due 02/11/13	75,000	79,044
Philip Morris International Inc
6.875% due 03/17/14	230,000	258,920
The Kroger Co
6.750% due 04/15/12	100,000	101,673

		2,658,148

Energy - 5.4%

Apache Corp
6.000% due 09/15/13	400,000	436,001
BG Energy Capital PLC (United Kingdom)
2.875% due 10/15/16 ~	450,000	460,450
BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	225,000	235,879
Canadian Natural Resources Ltd (Canada)
5.150% due 02/01/13	300,000	313,052
5.450% due 10/01/12	315,000	325,507
DCP Midstream LLC
9.700% due 12/01/13 ~	230,000	259,657
Devon Energy Corp
2.400% due 07/15/16	425,000	435,706
Ensco PLC (United Kingdom)
3.250% due 03/15/16	300,000	306,402
Enterprise Products Operating LLC
4.600% due 08/01/12	150,000	152,235
6.375% due 02/01/13	100,000	104,716
7.625% due 02/15/12	100,000	100,634
Florida Gas Transmission Co LLC
4.000% due 07/15/15 ~	165,000	172,982
Gazprom OAO Via Gaz Capital SA (Luxembourg)
4.950% due 05/23/16 ~	360,000	360,900
Kinder Morgan Kansas Inc
6.500% due 09/01/12	270,000	276,750
Noble Corp (Cayman)
5.875% due 06/01/13	60,000	63,628
Noble Holding International Ltd (Cayman)
3.450% due 08/01/15	110,000	114,555
Occidental Petroleum Corp
1.450% due 12/13/13	500,000	508,991
1.750% due 02/15/17	305,000	309,372
Petrohawk Energy Corp
10.500% due 08/01/14	125,000	139,687
Plains All American Pipeline LP
4.250% due 09/01/12	500,000	510,143
SeaRiver Maritime Inc
0.000% due 09/01/12	315,000	312,825
Transocean Inc (Cayman)
5.050% due 12/15/16	130,000	132,913
5.250% due 03/15/13	448,000	460,719
Williams Partners LP
3.800% due 02/15/15	325,000	341,484
Woodside Finance Ltd (Australia)
4.500% due 11/10/14 ~	275,000	289,783
XTO Energy Inc
7.500% due 04/15/12	300,000	306,035

		7,431,006

Financials - 19.3%

ACE INA Holdings Inc
5.875% due 06/15/14	370,000	408,448
American Express Centurion Bank
5.550% due 10/17/12	250,000	257,770
American Express Credit Corp
5.125% due 08/25/14	250,000	268,780
American International Group Inc
4.250% due 09/15/14	410,000	398,712
Banco Bilbao Vizcaya Argentaria SA
2.450% due 06/22/12	2,400,000	2,425,985
Bank of America Corp
1.848% due 01/30/14 §	475,000	429,097
Bank of Scotland PLC (United Kingdom)
5.250% due 02/21/17 ~	100,000	105,969
Barclays Bank PLC (United Kingdom)
5.200% due 07/10/14	700,000	722,083
BB&T Corp
3.850% due 07/27/12	250,000	254,119
5.700% due 04/30/14	350,000	383,148
Berkshire Hathaway Inc
2.200% due 08/15/16	630,000	649,356
Capital One Financial Corp
2.125% due 07/15/14	135,000	133,367
7.375% due 05/23/14	275,000	302,346

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Caterpillar Financial Services Corp
0.662% due 04/01/14 §	$600,000	$599,601
Citigroup Inc
1.302% due 04/01/14 §	800,000	754,354
Daimler Finance North America LLC
1.184% due 03/28/14 § ~	500,000	482,845
1.875% due 09/15/14 ~	190,000	189,120
Fifth Third Bancorp
6.250% due 05/01/13	175,000	184,038
Fifth Third Bank
0.576% due 05/17/13 §	250,000	245,408
General Electric Capital Corp
1.014% due 04/07/14 §	1,175,000	1,149,157
General Motors Acceptance Corp
6.625% due 05/15/12	140,000	141,750
HSBC Finance Corp
0.653% due 01/15/14 §	100,000	92,165
0.686% due 04/24/12 §	250,000	247,096
Hyundai Capital Services Inc (South Korea)
4.375% due 07/27/16 ~	325,000	331,863
Intesa Sanpaolo SPA (Italy)
2.375% due 12/21/12	275,000	255,871
JPMorgan Chase & Co
1.216% due 01/24/14 §	400,000	394,184
1.296% due 05/02/14 §	750,000	728,373
KeyCorp
3.750% due 08/13/15	325,000	337,355
Kilroy Realty LP
5.000% due 11/03/15	325,000	334,580
Lloyds TSB Bank PLC (United Kingdom)
4.375% due 01/12/15 ~	150,000	144,519
MassMutual Global Funding II
1.074% due 09/27/13 ~ §	450,000	448,391
MetLife Inc
2.375% due 02/06/14	125,000	126,821
Metropolitan Life Global Funding I
2.500% due 01/11/13 ~	525,000	531,515
5.125% due 06/10/14 ~	250,000	269,386
Morgan Stanley
2.016% due 01/24/14 §	1,000,000	920,979
National Australia Bank Ltd (Australia)
2.350% due 11/16/12 ~	325,000	328,611
New York Life Global Funding
2.450% due 07/14/16 ~	580,000	595,097
Nordea Bank AB (Sweden)
2.125% due 01/14/14 ~	760,000	745,805
Principal Financial Group Inc
7.875% due 05/15/14	360,000	401,648
Prudential Financial Inc
2.750% due 01/14/13	325,000	327,896
5.100% due 09/20/14	100,000	107,638
RCI Banque SA (France)
2.261% due 04/11/14 ~ §	200,000	190,729
Regions Financial Corp
5.750% due 06/15/15	200,000	193,000
Royal Bank of Canada (Canada)
0.703% due 04/17/14 §	700,000	693,286
Simon Property Group LP
4.200% due 02/01/15	275,000	291,870
SLM Corp
5.125% due 08/27/12	710,000	713,770
Societe Generale SA (France)
2.500% due 01/15/14 ~	225,000	208,471
Standard Chartered PLC (United Kingdom)
3.850% due 04/27/15 ~	175,000	176,294
Sun Life Financial Global Funding LP
0.853% due 10/06/13 ~ §	375,000	370,623
The Bank of New York Mellon Corp
4.950% due 11/01/12	1,199,000	1,243,475
The Goldman Sachs Group Inc
1.435% due 02/07/14 §	805,000	752,893
The Royal Bank of Scotland PLC (United Kingdom)
3.400% due 08/23/13	425,000	413,628
The Toronto-Dominion Bank (Canada)
0.600% due 07/26/13 §	230,000	229,773
0.701% due 07/14/14 §	235,000	234,920
Toyota Motor Credit Corp
2.000% due 09/15/16	585,000	591,614
U.S. Bancorp
2.200% due 11/15/16	645,000	652,081
UBS AG (Switzerland)
1.425% due 01/28/14 §	400,000	389,757
Wachovia Corp
5.500% due 05/01/13	475,000	501,385
WEA Finance LLC
5.400% due 10/01/12 ~	375,000	384,297

		26,387,112

Health Care - 3.8%

Amgen Inc
1.875% due 11/15/14	370,000	375,102
Aristotle Holding Inc
2.750% due 11/21/14 ~	275,000	278,565
Baxter International Inc
1.850% due 01/15/17	145,000	146,337
Boston Scientific Corp
4.500% due 01/15/15	600,000	630,184
Cardinal Health Inc
5.500% due 06/15/13	505,000	535,547
Express Scripts Inc
3.125% due 05/15/16	250,000	251,692
5.250% due 06/15/12	545,000	555,385
6.250% due 06/15/14	100,000	109,076
Gilead Sciences Inc
2.400% due 12/01/14	245,000	249,622
Life Technologies Corp
3.375% due 03/01/13	500,000	506,570
4.400% due 03/01/15	225,000	234,017
Teva Pharmaceutical Finance III BV (Netherlands)
1.067% due 03/21/14 §	250,000	248,711
UnitedHealth Group Inc
1.875% due 11/15/16	155,000	155,192
Watson Pharmaceuticals Inc
5.000% due 08/15/14	290,000	311,413
WellPoint Inc
6.000% due 02/15/14	300,000	327,205
6.800% due 08/01/12	250,000	258,552

		5,173,170

Industrials - 2.4%

ACCO Brands Corp
10.625% due 03/15/15	125,000	139,688
Casella Waste Systems Inc
11.000% due 07/15/14	125,000	136,250
CSX Corp
5.750% due 03/15/13	225,000	236,940
Delta Air Lines Inc
12.250% due 03/15/15 ~	125,000	131,250
ERAC USA Finance LLC
2.750% due 07/01/13 ~	1,000,000	1,017,359
GATX Corp
3.500% due 07/15/16	360,000	362,129
John Deere Capital Corp
4.950% due 12/17/12	450,000	468,918
Lockheed Martin Corp
2.125% due 09/15/16	115,000	115,342
Roper Industries Inc
6.625% due 08/15/13	150,000	160,741
United Air Lines Inc
9.875% due 08/01/13 ~	135,000	138,712

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Waste Management Inc
5.000% due 03/15/14	$150,000	$160,857
6.375% due 11/15/12	250,000	261,420

		3,329,606

Information Technology - 1.2%

Broadcom Corp
1.500% due 11/01/13	150,000	151,712
2.375% due 11/01/15	200,000	204,954
Fiserv Inc
3.125% due 06/15/16	125,000	127,432
Hewlett-Packard Co
2.350% due 03/15/15	340,000	338,665
HP Enterprise Services LLC
6.000% due 08/01/13	375,000	397,726
Xerox Corp
1.281% due 05/16/14 §	400,000	394,400

		1,614,889

Materials - 1.5%

ArcelorMittal (Luxembourg)
5.375% due 06/01/13	275,000	281,643
Barrick Gold Financeco LLC
6.125% due 09/15/13	400,000	432,510
CRH America Inc
5.300% due 10/15/13	150,000	155,883
Ecolab Inc
2.375% due 12/08/14	280,000	285,680
Rio Tinto Finance USA Ltd (Australia)
8.950% due 05/01/14	390,000	456,405
The Dow Chemical Co
2.500% due 02/15/16	475,000	478,088

		2,090,209

Telecommunication Services - 3.5%

America Movil SAB de CV (Mexico)
3.625% due 03/30/15	200,000	210,606
American Tower Corp REIT
4.625% due 04/01/15	525,000	547,707
British Telecommunications PLC (United Kingdom)
5.150% due 01/15/13	350,000	362,477
CenturyLink Inc
7.875% due 08/15/12	75,000	77,452
Crown Castle Towers LLC
4.523% due 01/15/15 ~	550,000	574,106
Digicel Ltd (Bermuda)
12.000% due 04/01/14 ~	125,000	140,625
GTP Acquisition Partners I LLC
4.347% due 06/15/16 ~	190,000	189,877
Rogers Communications Inc (Canada)
6.250% due 06/15/13	300,000	321,273
Telecom Italia Capital SA (Luxembourg)
5.250% due 11/15/13	565,000	543,041
Telefonica Emisiones SAU (Spain)
5.855% due 02/04/13	450,000	457,702
Verizon Virginia Inc
4.625% due 03/15/13	790,000	822,845
Vodafone Group PLC (United Kingdom)
5.350% due 02/27/12	550,000	553,774

		4,801,485

Utilities - 4.8%

Abu Dhabi National Energy Co (United Arab Emirates)
5.620% due 10/25/12 ~	450,000	464,625
Arizona Public Service Co
6.500% due 03/01/12	250,000	252,262
CenterPoint Energy Resources Corp
7.875% due 04/01/13	75,000	80,840
CMS Energy Corp
2.750% due 05/15/14	375,000	372,264
Commonwealth Edison Co
1.625% due 01/15/14	450,000	453,535
1.950% due 09/01/16	120,000	119,956
Dominion Resources Inc
1.800% due 03/15/14	325,000	331,120
1.950% due 08/15/16	165,000	166,031
Duke Energy Corp
2.150% due 11/15/16	460,000	461,944
Enel Finance International NV (Netherlands)
5.700% due 01/15/13 ~	250,000	251,015
Georgia Power Co
1.300% due 09/15/13	325,000	328,184
Great Plains Energy Inc
2.750% due 08/15/13	225,000	228,318
Korea Hydro & Nuclear Power Co Ltd (South Korea)
3.125% due 09/16/15 ~	275,000	276,768
MidAmerican Energy Holdings Co
3.150% due 07/15/12	525,000	531,243
5.000% due 02/15/14	250,000	268,776
Nisource Finance Corp
6.150% due 03/01/13	137,000	143,930
PacifiCorp
5.450% due 09/15/13	200,000	214,171
Progress Energy Inc
6.050% due 03/15/14	150,000	165,616
PSEG Power LLC
2.750% due 09/15/16	130,000	130,809
Sempra Energy
1.306% due 03/15/14 §	450,000	448,473
Southern Co
1.950% due 09/01/16	145,000	146,563
Veolia Environnement SA (France)
5.250% due 06/03/13	250,000	263,179
Wisconsin Electric Power Co
6.000% due 04/01/14	375,000	417,947

		6,517,569

Total Corporate Bonds & Notes
(Cost $65,812,316)		65,511,985

MORTGAGE-BACKED SECURITIES - 26.2%

Collateralized Mortgage Obligations - Commercial - 3.9%

Bear Stearns Commercial Mortgage Securities
4.715% due 02/11/41 “	635,000	665,230
4.978% due 07/11/42 “ §	625,000	672,103
5.200% due 01/12/41 “ §	625,000	665,041
Citigroup Commercial Mortgage Trust
5.364% due 04/15/40 “ §	305,000	326,950
Commercial Mortgage Pass -Through Certificates
5.359% due 07/10/37 “ §	100,000	107,903
Credit Suisse First Boston Mortgage Securities Corp
4.940% due 12/15/35 “	655,000	668,538
DBUBS Mortgage Trust
2.238% due 08/10/44 “	197,586	200,950
JP Morgan Chase Commercial Mortgage Securities Corp
4.719% due 01/15/38 “	330,000	346,719
5.356% due 06/12/41 “ §	620,000	670,375
Morgan Stanley Capital I
5.270% due 06/13/41 “ §	620,000	668,153
WF-RBS Commercial Mortgage Trust
1.607% due 06/15/44 “ ~	314,490	315,540

		5,307,502

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Collateralized Mortgage Obligations - Residential - 3.2%

Fannie Mae
5.000% due 08/25/19 “	$604,964	$649,754
Fosse Master Issuer PLC (United Kingdom)
1.805% due 10/18/54 “ ~ §	200,000	199,157
Freddie Mac
0.728% due 05/15/36 “ §	75,691	75,776
0.778% due 08/15/41 “ §	546,355	546,893
NCUA Guaranteed Notes
0.654% due 03/06/20 “ §	403,568	403,820
0.654% due 05/07/20 “ §	400,869	400,932
0.675% due 04/06/20 “ §	402,474	402,726
0.676% due 03/11/20 “ §	435,721	436,559
Permanent Master Issuer PLC (United Kingdom)
1.803% due 07/15/42 “ ~ §	800,000	796,786
Silverstone Master Issuer PLC (United Kingdom)
1.960% due 01/21/55 “ ~ §	315,000	314,333
Structured Adjustable Rate Mortgage Loan Trust
2.580% due 11/25/34 “ §	288,513	251,198

		4,477,934

Fannie Mae - 17.7%

1.950% due 01/01/35 “ §	1,234,277	1,296,856
2.425% due 09/01/34 “ §	929,056	978,141
2.521% due 11/01/34 “ §	712,006	752,582
2.653% due 09/01/35 “ §	1,083,981	1,154,984
3.500% due 03/01/26 “	766,606	802,625
3.500% due 11/01/26 “	740,680	775,481
4.000% due 04/01/26 “	3,120,248	3,296,651
4.000% due 09/01/26 “	847,715	895,641
4.500% due 04/01/24 “	2,831,521	3,020,358
4.500% due 03/01/25 “	2,317,982	2,472,571
4.500% due 09/01/25 “	409,580	436,895
5.000% due 07/01/19 “	519,603	561,300
5.000% due 01/01/20 “	5,261	5,688
5.000% due 09/01/25 “	786,785	846,973
5.000% due 06/01/40 “	168,030	181,741
5.000% due 07/01/41 “	406,580	440,391
5.500% due 01/01/38 “	1,646,289	1,794,256
5.500% due 07/01/38 “	272,487	296,977
5.500% due 09/01/38 “	2,246,037	2,447,908
5.500% due 10/01/38 “	1,082,247	1,181,885
6.000% due 11/01/35 “	568,907	629,285

		24,269,189

Freddie Mac - 1.4%

5.000% due 11/01/16 “	3,894	4,178
5.000% due 10/01/17 “	3,585	3,861
5.000% due 10/01/17 “	27,325	29,201
5.000% due 11/01/17 “	3,833	4,166
5.000% due 11/01/17 “	4,505	4,896
5.000% due 11/01/17 “	3,264	3,547
5.000% due 11/01/17 “	4,378	4,758
5.000% due 11/01/17 “	4,814	5,185
5.000% due 11/01/17 “	4,334	4,668
5.000% due 11/01/17 “	7,606	8,266
5.000% due 11/01/17 “	69,793	74,599
5.000% due 12/01/17 “	4,298	4,629
5.000% due 12/01/17 “	5,208	5,609
5.000% due 12/01/17 “	3,258	3,509
5.000% due 12/01/17 “	3,725	4,043
5.000% due 12/01/17 “	5,482	5,905
5.000% due 12/01/17 “	6,124	6,596
5.000% due 12/01/17 “	5,416	5,834
5.000% due 04/01/18 “	3,827	4,123
5.500% due 01/01/20 “	33,895	37,028
5.500% due 12/01/39 “	1,548,944	1,683,079

		1,907,680

Total Mortgage-Backed Securities (Cost $35,853,037)		35,962,305

ASSET-BACKED SECURITIES - 9.1%

Ally Master Owner Trust
2.150% due 01/15/16 “	660,000	667,561
American Express Credit Account Master Trust
0.448% due 04/17/17 “ §	315,000	315,345
AmeriCredit Automobile Receivables Trust
1.170% due 05/09/16 “	345,000	343,899
Bank of America Auto Trust
1.670% due 12/15/13 “ ~	162,508	162,934
BMW Vehicle Owner Trust
0.760% due 08/25/15 “	255,000	254,732
CarMax Auto Owner Trust
0.910% due 12/15/15 “	330,000	329,178
CNH Equipment Trust
0.910% due 08/15/16 “	300,000	299,001
1.030% due 11/17/14 “	58,474	58,507
5.170% due 10/15/14 “	102,067	104,390
College Loan Corp Trust
0.518% due 07/25/24 “ §	1,000,000	988,676
0.578% due 04/25/21 “ §	817,249	815,728
Collegiate Funding Services Education Loan Trust
0.664% due 12/28/21 “ §	319,310	315,326
Ford Credit Auto Owner Trust
1.350% due 12/15/16 “	435,000	437,782
1.510% due 01/15/14 “	300,834	301,925
6.070% due 05/15/14 “	205,000	211,977
GE Dealer Floorplan Master Note Trust
0.885% due 07/20/16 “ §	270,000	268,286
Huntington Auto Trust
1.010% due 01/15/16 “ ~	240,000	240,061
John Deere Owner Trust
1.320% due 05/15/14 “	79,747	79,985
Mercedes-Benz Auto Receivables Trust
1.220% due 12/15/17 “	680,000	681,814
Nissan Auto Lease Trust
0.920% due 02/16/15 “	375,000	373,715
1.040% due 08/15/14 “	680,000	677,243
Northstar Education Finance Inc
0.673% due 04/28/16 “ §	542,458	528,321
0.723% due 04/28/17 “ §	47,500	47,376
SLM Student Loan Trust
0.418% due 07/25/17 “ §	334,309	331,655
0.448% due 07/25/18 “ §	1,172,840	1,169,828
SMART Trust (Australia)
1.540% due 03/14/15 “ ~	100,000	100,023
Student Loan Consolidation Center
1.514% due 10/25/27 “ ~ §	280,896	273,281
SunTrust Student Loan Trust
0.525% due 07/28/20 “ ~ §	373,178	371,938
World Financial Network Credit Card Master Trust
0.408% due 02/15/17 “ ~ §	1,100,000	1,090,058
3.790% due 05/15/16 “	400,000	405,757
World Omni Auto Receivables Trust
5.120% due 05/15/14 “	310,000	318,097

Total Asset-Backed Securities (Cost $12,585,603)		12,564,399

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 3.9%

Fannie Mae
0.750% due 12/19/14	$700,000	$702,684
0.875% due 08/28/14	990,000	995,659
Freddie Mac
0.750% due 11/25/14	700,000	701,769
0.875% due 10/28/13	1,325,000	1,336,219
1.625% due 11/21/12	1,275,000	1,290,657
4.500% due 01/15/13	300,000	313,255

Total U.S. Government Agency Issues (Cost $5,334,673)		5,340,243

U.S. TREASURY OBLIGATIONS - 3.7%

U.S. Treasury Inflation Protected Securities - 2.5%
0.500% due 04/15/15 ^	700,063	733,042
3.000% due 07/15/12 ^	2,624,926	2,682,960

		3,416,002

U.S. Treasury Notes - 1.2%

1.000% due 10/31/16	1,310,000	1,323,304
1.500% due 07/31/16	275,000	284,410

		1,607,714

Total U.S. Treasury Obligations (Cost $5,040,133)		5,023,716

MUNICIPAL BONDS - 0.5%

Florida Hurricane Catastrophe Fund
Finance Corp ‘A’
1.058% due 10/15/12 §	690,000	689,462

Total Municipal Bonds (Cost $690,000)		689,462

	Shares
SHORT-TERM INVESTMENT - 8.4%

Money Market Fund - 8.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	11,467,267	11,467,267

Total Short-Term Investment (Cost $11,467,267)		11,467,267

TOTAL INVESTMENTS - 99.6% (Cost $136,783,029)		136,559,377

OTHER ASSETS & LIABILITIES, NET - 0.4%		587,652

NET ASSETS - 100.0%		$137,147,029

Notes to Schedule of Investments
(a)	Forward foreign currency contracts outstanding as of December 31, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	CNY	6,495,000	06/12	GSC	$12,507
Sell	CNY	6,010,000	06/12	CSF	(14,262)
Sell	CNY	485,000	06/12	DUB	(1,076)

Total Forward Foreign Currency Contracts					$(2,831)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$65,511,985	$—	$65,511,985	$—
	Mortgage-Backed Securities	35,962,305	—	35,962,305	—
	Asset-Backed Securities	12,564,399	—	12,564,399	—
	U.S. Government Agency Issues	5,340,243	—	5,340,243	—
	U.S. Treasury Obligations	5,023,716	—	5,023,716	—
	Municipal Bonds	689,462	—	689,462	—
	Short-Term Investment	11,467,267	11,467,267	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	12,507	—	12,507	—

	Total Assets	136,571,884	11,467,267	125,104,617	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(15,338)	—	(15,338)	—

	Total Liabilities	(15,338)	—	(15,338)	—

	Total	$136,556,546	$11,467,267	$125,089,279	$—

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2011:

	Mortgage-	Asset-
	Backed	Backed
	Securities	Securities	Total
Value, Beginning of Period	$1,000,000	$299,330	$1,299,330
Purchases	—	—	—
Sales	(111,375)	(13,441)	(124,816)
Accrued Discount (Premiums)	—	—	—
Net Realized Gains (Losses)	—	—	—
Change in Net Unrealized Depreciation	(48,246)	(12,608)	(60,854)
Transfers In	—	—	—
Transfers Out	(840,379)	(273,281)	(1,113,660)

Value, End of Period	$—	$—	$—

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, If Applicable	$—	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL SHORT DURATION INCOME FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 1.9%

U.S. Treasury Notes - 1.9%

0.250% due 11/30/13	$50,000	$50,019
0.875% due 11/30/16	175,000	175,588

Total U.S. Treasury Obligations (Cost $225,584)		225,607

	Shares
SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	274,322	274,322

Total Short-Term Investment (Cost $274,322)		274,322

TOTAL INVESTMENTS - 4.2% (Cost $499,906)		499,929

OTHER ASSETS & LIABILITIES, NET - 95.8%		11,500,040	(a)

NET ASSETS - 100.0%		$11,999,969

Notes to Schedule of Investments
(a)	The PL Short Duration Income Fund commenced operations on December 19, 2011 and the other assets and liabilities, net, presented above includes receivables for fund shares sold, and not yet invested in the amount of $11,500,000 as of December 31, 2011.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	U.S. Treasury Obligations	$225,607	$—	$225,607	$—
	Short-Term Investment	274,322	274,322	—	—

	Total	$499,929	$274,322	$225,607	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL STRATEGIC INCOME FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 44.1%

Consumer Discretionary - 6.0%

Ameristar Casinos Inc
7.500% due 04/15/21	$100,000	$103,500
CityCenter Holdings LLC
7.625% due 01/15/16 ~	100,000	103,000
DISH DBS Corp
6.750% due 06/01/21	100,000	108,250
Jarden Corp
7.500% due 01/15/20	100,000	107,000
Kia Motors Corp (South Korea)
3.625% due 06/14/16 ~	250,000	248,141
MGM Resorts International
7.500% due 06/01/16	100,000	96,250
Michaels Stores Inc
11.375% due 11/01/16	100,000	106,490
Needle Merger Sub Corp
8.125% due 03/15/19 ~	50,000	47,875
The ServiceMaster Co
10.750% due 07/15/15 ~	100,000	104,000

		1,024,506

Consumer Staples - 4.1%

Constellation Brands Inc
7.250% due 05/15/17	100,000	110,500
Del Monte Corp
7.625% due 02/15/19	100,000	96,500
NBTY Inc
9.000% due 10/01/18	250,000	276,250
Pinnacle Foods Finance LLC
8.250% due 09/01/17	100,000	104,500
Revlon Consumer Products Corp
9.750% due 11/15/15	100,000	106,875

		694,625

Energy - 8.8%

Arch Coal Inc
7.250% due 06/15/21 ~	100,000	103,250
Crosstex Energy LP
8.875% due 02/15/18	100,000	109,750
Hilcorp Energy I LP
7.625% due 04/15/21 ~	100,000	105,250
Key Energy Services Inc
6.750% due 03/01/21	100,000	100,500
Kinder Morgan Energy Partners LP
5.800% due 03/15/35	100,000	103,203
Lukoil International Finance BV (Netherlands)
6.356% due 06/07/17 ~	100,000	102,000
Nabors Industries Inc
4.625% due 09/15/21 ~	100,000	101,729
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	100,000	105,522
Plains Exploration & Production Co
6.750% due 02/01/22	250,000	263,125
Range Resources Corp
5.750% due 06/01/21	100,000	108,750
Regency Energy Partners LP
6.875% due 12/01/18	100,000	106,750
Sabine Pass LNG LP
7.500% due 11/30/16	100,000	101,000
SESI LLC
6.375% due 05/01/19	100,000	102,250

		1,513,079

Financials - 3.8%

American Honda Finance Corp
2.600% due 09/20/16 ~	100,000	100,582
CIT Group Inc
7.000% due 05/01/16	100,000	100,125
Ford Motor Credit Co LLC
5.875% due 08/02/21	100,000	104,374
Realogy Corp
7.875% due 02/15/19 ~	100,000	87,500
Toyota Motor Credit Corp
2.000% due 09/15/16	250,000	252,826

		645,407

Health Care - 4.6%

CHS/Community Health Systems Inc
8.000% due 11/15/19 ~	100,000	101,250
Endo Pharmaceuticals Holdings Inc
7.000% due 07/15/19	100,000	107,000
HCA Inc
7.250% due 09/15/20	250,000	265,000
Mylan Inc
7.625% due 07/15/17 ~	100,000	109,625
Tenet Healthcare Corp
8.000% due 08/01/20	100,000	100,625
Valeant Pharmaceuticals International
6.750% due 10/01/17 ~	100,000	100,375

		783,875

Industrials - 6.5%

BE Aerospace Inc
6.875% due 10/01/20	100,000	109,500
Bombardier Inc (Canada)
7.750% due 03/15/20 ~	100,000	109,500
Delta Air Lines 2010-2 Class A Pass-Through Trust
4.950% due 11/23/20 “	95,322	96,513
Delta Air Lines Inc
9.500% due 09/15/14 ~	100,000	103,500
RailAmerica Inc
9.250% due 07/01/17	100,000	109,750
RBS Global Inc
11.750% due 08/01/16	250,000	263,750
Spirit Aerosystems Inc
6.750% due 12/15/20	100,000	105,000
The Manitowoc Co Inc
9.500% due 02/15/18	100,000	107,000
TransDigm Inc
7.750% due 12/15/18	100,000	108,000

		1,112,513

Materials - 7.4%

ArcelorMittal (Luxembourg)
5.500% due 03/01/21	250,000	229,798
Ball Corp
5.750% due 05/15/21	100,000	105,250
Building Materials Corp of America
6.875% due 08/15/18 ~	100,000	105,500
Huntsman International LLC
5.500% due 06/30/16	100,000	98,500
International Paper Co
4.750% due 02/15/22	250,000	266,158
Rio Tinto Finance USA Ltd (Australia)
2.250% due 09/20/16	250,000	254,966
Sealed Air Corp
8.375% due 09/15/21 ~	100,000	111,000
Steel Dynamics Inc
6.750% due 04/01/15	100,000	102,750

		1,273,922

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL STRATEGIC INCOME FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
Telecommunication Services - 2.3%

Cricket Communications Inc
7.750% due 10/15/20	$100,000	$87,750
MetroPCS Wireless Inc
7.875% due 09/01/18	100,000	101,875
Sprint Nextel Corp
6.000% due 12/01/16	100,000	83,500
Verizon Communications Inc
4.600% due 04/01/21	100,000	113,059

		386,184

Utilities - 0.6%

Dominion Resources Inc
4.900% due 08/01/41	100,000	108,189

Total Corporate Bonds & Notes
(Cost $7,475,086)		7,542,300

	Shares
SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	407,828	407,828

Total Short-Term Investment (Cost $407,828)		407,828

TOTAL INVESTMENTS - 46.5% (Cost $7,882,914)		7,950,128

OTHER ASSETS & LIABILITIES, NET - 53.5%		9,129,663	(a)

NET ASSETS - 100.0%		$17,079,791

Notes to Schedule of Investments
(a)	The PL Strategic Income Fund commenced operations on December 19, 2011 and the other assets and liabilities, net, presented above includes receivables for fund shares sold, and not yet invested in the amount of $9,000,000 as of December 31, 2011.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$7,542,300	$—	$7,445,787	$96,513
	Short-Term Investment	407,828	407,828	—	—

	Total	$7,950,128	$407,828	$7,445,787	$96,513

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2011:

Corporate
Bonds &
Notes
Value, Beginning of Period	$—
Purchases	96,871
Sales	—
Accrued Discount (Premiums)	(5)
Net Realized Gains (Losses)	—
Change in Net Unrealized Depreciation	(353)
Transfers In	—
Transfers Out	—

Value, End of Period
$96,513

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	$(353)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Consumer Discretionary - 15.7%

Comcast Corp ‘A’	310,755	$7,368,001
General Motors Co *	113,943	2,309,625
Lowe’s Cos Inc	73,072	1,854,567
Macy’s Inc	21,401	688,684
News Corp ‘B’	157,289	2,859,514
Staples Inc	103,448	1,436,893
Target Corp	25,062	1,283,676
The Home Depot Inc	27,095	1,139,074
Time Warner Cable Inc	50,863	3,233,361
Time Warner Inc	52,566	1,899,735
Viacom Inc ‘B’	102,157	4,638,949

		28,712,079

Consumer Staples - 7.8%

Avon Products Inc	33,936	592,862
CVS Caremark Corp	89,841	3,663,716
Kraft Foods Inc ‘A’	86,862	3,245,164
PepsiCo Inc	13,597	902,161
The Procter & Gamble Co	10,941	729,874
Unilever NV ‘NY’ (Netherlands)	96,081	3,302,304
Wal-Mart Stores Inc	31,912	1,907,061

		14,343,142

Energy - 12.1%

BP PLC ADR (United Kingdom)	93,005	3,975,034
Chesapeake Energy Corp	50,408	1,123,594
Chevron Corp	37,372	3,976,381
Halliburton Co	106,937	3,690,396
Murphy Oil Corp	39,176	2,183,670
Noble Corp (Switzerland) *	26,792	809,654
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	51,979	3,799,145
Weatherford International Ltd (Switzerland) *	179,153	2,622,800

		22,180,674

Financials - 20.0%

Aflac Inc	14,795	640,032
Bank of America Corp	292,934	1,628,713
Citigroup Inc	162,924	4,286,530
Fifth Third Bancorp	123,721	1,573,731
JPMorgan Chase & Co	144,154	4,793,121
MetLife Inc	63,759	1,988,006
Morgan Stanley	99,401	1,503,937
State Street Corp	21,051	848,566
The Allstate Corp	156,657	4,293,968
The Bank of New York Mellon Corp	138,554	2,758,610
The Chubb Corp	11,750	813,335
The Goldman Sachs Group Inc	15,780	1,426,985
The PNC Financial Services Group Inc	49,400	2,848,898
The Travelers Cos Inc	41,035	2,428,041
U.S. Bancorp	50,236	1,358,884
Wells Fargo & Co	125,472	3,458,008

		36,649,365

Health Care - 13.7%

Abbott Laboratories	12,965	729,022
Bristol-Myers Squibb Co	117,535	4,141,933
Cardinal Health Inc	42,865	1,740,748
GlaxoSmithKline PLC ADR (United Kingdom)	46,771	2,134,161
Merck & Co Inc	96,383	3,633,639
Pfizer Inc	232,322	5,027,448
Roche Holding AG ADR (Switzerland)	39,152	1,665,918
Sanofi ADR (France)	25,640	936,886
UnitedHealth Group Inc	69,514	3,522,970
WellPoint Inc	24,685	1,635,381

		25,168,106

Industrials - 6.3%

Emerson Electric Co	23,641	1,101,434
General Electric Co	159,159	2,850,538
Honeywell International Inc	52,240	2,839,244
Ingersoll-Rand PLC (Ireland)	101,138	3,081,675
Textron Inc	87,825	1,623,884

		11,496,775

Information Technology - 11.1%

Cisco Systems Inc	103,559	1,872,347
Dell Inc *	124,903	1,827,331
eBay Inc *	118,137	3,583,095
Hewlett-Packard Co	133,372	3,435,663
Intel Corp	53,872	1,306,396
KLA-Tencor Corp	14,486	698,950
Microsoft Corp	167,401	4,345,730
Yahoo! Inc *	197,988	3,193,546

		20,263,058

Materials - 4.1%

Alcoa Inc	188,476	1,630,317
International Paper Co	198,834	5,885,486

		7,515,803

Telecommunication Services - 3.3%

AT&T Inc	58,512	1,769,403
Verizon Communications Inc	59,780	2,398,374
Vodafone Group PLC ADR (United Kingdom)	68,426	1,917,981

		6,085,758

Utilities - 3.0%

FirstEnergy Corp	50,952	2,257,174
PPL Corp	111,451	3,278,888

		5,536,062

Total Common Stocks (Cost $163,367,242)		177,950,822

SHORT-TERM INVESTMENT - 2.8%

Money Market Fund - 2.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,178,051	5,178,051

Total Short-Term Investment (Cost $5,178,051)		5,178,051

TOTAL INVESTMENTS - 99.9% (Cost$168,545,293)		183,128,873

OTHER ASSETS & LIABILITIES, NET - 0.1%		160,806

NET ASSETS - 100.0%		$183,289,679

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$177,950,822	$177,950,822	$—	$—
	Short-Term Investment	5,178,051	5,178,051	—	—

	Total	$183,128,873	$183,128,873	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.1%

Consumer Discretionary - 13.2%

Amazon.com Inc *	5,825	$1,008,308
CBS Corp ‘B’	42,860	1,163,220
Cie Financiere Richemont SA ‘A’ (Switzerland)	15,009	755,743
JC Penney Co Inc	14,825	521,099
Limited Brands Inc	50,400	2,033,640
Mattel Inc	16,899	469,116
McDonald’s Corp	6,740	676,224
Nike Inc ‘B’	10,395	1,001,766
Nordstrom Inc	37,805	1,879,287
Prada SPA (Italy) *	152,200	684,628
The Walt Disney Co	33,400	1,252,500
Time Warner Cable Inc	12,980	825,139

		12,270,670

Consumer Staples - 9.6%

Anheuser-Busch InBev NV (Belgium)	20,373	1,244,228
Colgate-Palmolive Co	14,100	1,302,699
Costco Wholesale Corp	18,385	1,531,838
Pernod-Ricard SA (France)	11,634	1,076,794
Philip Morris International Inc	12,735	999,443
Reckitt Benckiser Group PLC (United Kingdom)	8,902	438,672
SABMiller PLC (United Kingdom)	30,966	1,085,591
Unilever NV CVA (Netherlands)	36,288	1,246,181

		8,925,446

Energy - 10.6%

Apache Corp	11,380	1,030,800
Baker Hughes Inc	16,885	821,286
Canadian Natural Resources Ltd (Canada)	18,415	688,169
Dresser-Rand Group Inc *	21,969	1,096,473
EOG Resources Inc	13,485	1,328,407
Halliburton Co	13,740	474,167
Helmerich & Payne Inc	12,125	707,615
Kinder Morgan Inc	16,635	535,148
National Oilwell Varco Inc	7,165	487,148
Occidental Petroleum Corp	11,780	1,103,786
OGX Petroleo e Gas Participacoes SA ADR (Brazil) *	58,833	428,893
Petroleo Brasileiro SA ADR (Brazil)	13,900	345,415
Schlumberger Ltd (Netherlands)	10,810	738,431

		9,785,738

Financials - 3.0%

Prudential PLC (United Kingdom)	85,348	840,970
Standard Chartered PLC (United Kingdom)	27,002	587,897
T. Rowe Price Group Inc	19,905	1,133,590
The Charles Schwab Corp	23,135	260,500

		2,822,957

Health Care - 12.1%

AmerisourceBergen Corp	19,220	714,792
Celgene Corp *	43,675	2,952,430
Covidien PLC (Ireland)	35,825	1,612,483
DaVita Inc *	2,930	222,123
Endo Pharmaceuticals Holdings Inc *	25,555	882,414
Express Scripts Inc *	23,015	1,028,540
Mylan Inc *	49,740	1,067,420
Perrigo Co	8,175	795,428
Valeant Pharmaceuticals International Inc (Canada) *	19,463	908,727
Varian Medical Systems Inc *	5,155	346,055
Vertex Pharmaceuticals Inc *	20,601	684,159

		11,214,571

Industrials - 10.9%

C.H. Robinson Worldwide Inc	21,000	1,465,380
Danaher Corp	19,165	901,522
Expeditors International of Washington Inc	19,015	778,854
FANUC Corp (Japan)	7,700	1,176,944
Fastenal Co	12,703	553,978
Precision Castparts Corp	12,425	2,047,516
Sensata Technologies Holding NV (Netherlands) *	59,506	1,563,818
Tyco International Ltd (Switzerland)	18,395	859,230
Union Pacific Corp	1,835	194,400
Verisk Analytics Inc ‘A’ *	13,490	541,354

		10,082,996

Information Technology - 26.6%

Amdocs Ltd (United Kingdom) *	36,535	1,042,344
Amphenol Corp ‘A’	26,208	1,189,581
ANSYS Inc *	2,215	126,875
Apple Inc *	15,490	6,273,450
Atmel Corp *	73,052	591,721
Autodesk Inc *	19,735	598,563
eBay Inc *	104,455	3,168,120
EMC Corp *	95,950	2,066,763
MasterCard Inc ‘A’	1,240	462,297
Microsoft Corp	66,400	1,723,744
ON Semiconductor Corp *	140,262	1,082,823
Oracle Corp	113,105	2,901,143
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	357,455	893,917
TE Connectivity Ltd (Switzerland)	51,940	1,600,271
Teradata Corp *	14,545	705,578
Zynga Inc ‘A’ *	17,505	164,722

		24,591,912

Materials - 3.2%

Ball Corp	40,070	1,430,900
Praxair Inc	14,240	1,522,256

		2,953,156

Telecommunication Services - 0.9%

Crown Castle International Corp *	17,585	787,808

Total Common Stocks (Cost $72,992,113)		83,435,254

SHORT-TERM INVESTMENT - 9.7%

Money Market Fund - 9.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	8,967,217	8,967,217

		8,967,217

Total Short-Term Investment (Cost $8,967,217)		8,967,217

TOTAL INVESTMENTS - 99.8% (Cost $81,959,330)		92,402,471

OTHER ASSETS & LIABILITIES, NET - 0.2%		228,018

NET ASSETS - 100.0%		$92,630,489

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
Notes to Schedule of Investments
(a) Forward foreign currency contracts outstanding as of December 31, 2011 were as follows:

		Principal
Contracts	Contracts	Amount			Unrealized
to Buy or	to Buy or	Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	EUR	110,000	01/12	JPM	$(989)
Sell	EUR	15,000	01/12	CSF	858
Sell	EUR	865,000	01/12	JPM	36,021
Sell	EUR	545,000	01/12	RBC	38,820
Sell	EUR	740,000	02/12	HSB	8,874
Sell	GBP	490,000	01/12	CSF	7,639
Sell	GBP	215,000	01/12	JPM	1,627
Sell	GBP	325,000	01/12	RBC	13,408
Sell	GBP	50,000	02/12	HSB	(91)
Sell	GBP	340,000	02/12	HSB	641

Total Forward Foreign Currency Contracts					$106,808

(b) Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$12,270,670	$10,830,299	$1,440,371	$—
	Consumer Staples	8,925,446	3,833,980	5,091,466	—
	Energy	9,785,738	9,785,738	—	—
	Financials	2,822,957	1,394,090	1,428,867	—
	Health Care	11,214,571	11,214,571	—	—
	Industrials	10,082,996	8,906,052	1,176,944	—
	Information Technology	24,591,912	23,697,995	893,917	—
	Materials	2,953,156	2,953,156	—	—
	Telecommunication Services	787,808	787,808	—	—

		83,435,254	73,403,689	10,031,565	—
	Short-Term Investment	8,967,217	8,967,217	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	107,888	—	107,888	—

	Total Assets	92,510,359	82,370,906	10,139,453	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,080)	—	(1,080)	—

	Total Liabilities	(1,080)	—	(1,080)	—

	Total	$92,509,279	$82,370,906	$10,138,373	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Consumer Discretionary - 21.0%

Amazon.com Inc *	22,800	$3,946,680
Chipotle Mexican Grill Inc *	4,100	1,384,734
Discovery Communications Inc ‘A’ *	36,400	1,491,308
Dollar General Corp *	31,700	1,304,138
Las Vegas Sands Corp *	76,000	3,247,480
McDonald’s Corp	31,500	3,160,395
Nike Inc ‘B’	20,700	1,994,859
priceline.com Inc *	6,800	3,180,428
Ralph Lauren Corp	16,500	2,278,320

		21,988,342

Consumer Staples - 8.4%

CVS Caremark Corp	82,700	3,372,506
Kellogg Co	40,700	2,058,199
The Estee Lauder Cos Inc ‘A’	30,300	3,403,296

		8,834,001

Energy - 9.3%

Cabot Oil & Gas Corp	9,800	743,820
Concho Resources Inc *	25,500	2,390,625
CONSOL Energy Inc	28,700	1,053,290
EOG Resources Inc	17,300	1,704,223
FMC Technologies Inc *	44,100	2,303,343
Schlumberger Ltd (Netherlands)	23,000	1,571,130

		9,766,431

Financials - 2.1%

CME Group Inc ‘A’	8,900	2,168,663

Health Care - 11.3%

Agilent Technologies Inc *	70,000	2,445,100
Allergan Inc	31,800	2,790,132
Edwards Lifesciences Corp *	20,200	1,428,140
Express Scripts Inc *	73,200	3,271,308
Watson Pharmaceuticals Inc *	32,000	1,930,880

		11,865,560

Industrials - 6.7%

C.H. Robinson Worldwide Inc	29,200	2,037,576
Danaher Corp	46,400	2,182,656
Roper Industries Inc	17,000	1,476,790
Union Pacific Corp	12,200	1,292,468

		6,989,490

Information Technology - 32.0%

Apple Inc *	17,600	7,128,000
Baidu Inc ADR (Cayman) *	19,900	2,317,753
EMC Corp *	108,300	2,332,782
Google Inc ‘A’ *	7,100	4,585,890
MercadoLibre Inc	16,900	1,344,226
NetApp Inc *	46,500	1,686,555
Oracle Corp	41,400	1,061,910
QUALCOMM Inc	53,300	2,915,510
Riverbed Technology Inc *	88,000	2,068,000
salesforce.com inc *	21,000	2,130,660
SINA Corp (Cayman) *	17,600	915,200
Teradata Corp *	15,400	747,054
Visa Inc ‘A’	42,200	4,284,566

		33,518,106

Materials - 5.1%

Ecolab Inc	19,800	1,144,638
FMC Corp	13,800	1,187,352
Monsanto Co	11,600	812,812
The Sherwin-Williams Co	23,900	2,133,553

		5,278,355

Telecommunication Services - 2.5%

Crown Castle International Corp *	58,900	2,638,720

Total Common Stocks (Cost $85,763,226)		103,047,668

EXCHANGE-TRADED FUND - 0.8%

iShares Russell 1000 Growth Index Fund	15,300	884,187

Total Exchange-Traded Fund (Cost $887,983)		884,187

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,490,509	1,490,509

Total Short-Term Investment (Cost $1,490,509)		1,490,509

TOTAL INVESTMENTS - 100.6% (Cost $88,141,718)		105,422,364

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(672,451)

NET ASSETS - 100.0%		$104,749,913

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
Note to Schedule of Investments
(a) Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$103,047,668	$103,047,668	$—	$—
	Exchange-Traded Fund	884,187	884,187	—	—
	Short-Term Investment	1,490,509	1,490,509	—	—

	Total	$105,422,364	$105,422,364	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 17.1%

DISH Network Corp ‘A’	163,266	$4,649,816
Johnson Controls Inc	64,510	2,016,583
McDonald’s Corp	29,262	2,935,856
News Corp ‘A’	470,382	8,391,615
SES SA FDR (Luxembourg)	172,709	4,143,418
Target Corp	50,640	2,593,781
The Home Depot Inc	89,100	3,745,764
Time Warner Cable Inc	88,023	5,595,622
Time Warner Inc	168,559	6,091,722

		40,164,177

Consumer Staples - 13.4%

Altria Group Inc	89,829	2,663,430
Anheuser-Busch InBev NV ADR (Belgium)	66,890	4,079,621
CVS Caremark Corp	122,847	5,009,701
Kimberly-Clark Corp	67,962	4,999,285
Lorillard Inc	27,872	3,177,408
Philip Morris International Inc	109,828	8,619,301
Unilever PLC ADR (United Kingdom)	81,605	2,735,400

		31,284,146

Energy - 12.6%

Apache Corp	21,773	1,972,198
Chevron Corp	49,132	5,227,645
El Paso Corp	235,024	6,244,588
Exxon Mobil Corp	74,978	6,355,135
Halliburton Co	75,747	2,614,029
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	47,108	3,443,124
Suncor Energy Inc (Canada)	78,090	2,251,335
Transocean Ltd (Switzerland)	36,739	1,410,410

		29,518,464

Financials - 19.9%

American Express Co	74,839	3,530,156
JPMorgan Chase & Co	193,362	6,429,287
Loews Corp	85,371	3,214,218
Marsh & McLennan Cos Inc	132,023	4,174,567
MetLife Inc	73,841	2,302,362
State Street Corp	76,917	3,100,524
The Bank of New York Mellon Corp	75,871	1,510,592
The Charles Schwab Corp	153,781	1,731,574
The Progressive Corp	116,112	2,265,345
The Travelers Cos Inc	60,147	3,558,898
U.S. Bancorp	261,922	7,084,990
Wells Fargo & Co	279,776	7,710,627

		46,613,140

Health Care - 8.0%

Johnson & Johnson	66,033	4,330,444
Merck & Co Inc	138,703	5,229,103
Novartis AG ADR (Switzerland)	67,337	3,849,656
Pfizer Inc	129,935	2,811,793
WellPoint Inc	39,866	2,641,122

		18,862,118

Industrials - 9.7%

General Electric Co	284,534	5,096,004
Honeywell International Inc	99,511	5,408,423
Illinois Tool Works Inc	83,715	3,910,328
Raytheon Co	75,720	3,663,334
United Technologies Corp	63,597	4,648,305

		22,726,394

Information Technology - 9.1%

Hewlett-Packard Co	83,662	2,155,133
International Business Machines Corp	32,531	5,981,800
Microsoft Corp	138,786	3,602,884
Motorola Solutions Inc	66,908	3,097,171
TE Connectivity Ltd (Switzerland)	85,275	2,627,323
Xerox Corp	483,635	3,849,735

		21,314,046

Materials - 2.8%

Air Products & Chemicals Inc	47,379	4,036,217
Crown Holdings Inc *	73,658	2,473,436

		6,509,653

Telecommunication Services - 4.1%

AT&T Inc	112,138	3,391,053
CenturyLink Inc	91,586	3,406,999
Verizon Communications Inc	69,613	2,792,873

		9,590,925

Utilities - 2.0%

Sempra Energy	83,222	4,577,210

Total Common Stocks (Cost $196,711,686)		231,160,273

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,851,907	2,851,907

Total Short-Term Investment (Cost $2,851,907)		2,851,907

TOTAL INVESTMENTS - 99.9% (Cost $199,563,593)		234,012,180

OTHER ASSETS & LIABILITIES, NET - 0.1%		292,542

NET ASSETS - 100.0%		$234,304,722

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
Note to Schedule of Investments
(a) Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$40,164,177	$36,020,759	$4,143,418	$—
	Consumer Staples	31,284,146	31,284,146	—	—
	Energy	29,518,464	29,518,464	—	—
	Financials	46,613,140	46,613,140	—	—
	Health Care	18,862,118	18,862,118	—	—
	Industrials	22,726,394	22,726,394	—	—
	Information Technology	21,314,046	21,314,046	—	—
	Materials	6,509,653	6,509,653	—	—
	Telecommunication Services	9,590,925	9,590,925	—	—
	Utilities	4,577,210	4,577,210	—	—

		231,160,273	227,016,855	4,143,418	—
	Short-Term Investment	2,851,907	2,851,907	—	—

	Total	$234,012,180	$229,868,762	$4,143,418	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Consumer Discretionary - 11.1%

AutoZone Inc *	5,090	$1,654,097
CarMax Inc *	30,070	916,534
Ford Motor Co *	429,972	4,626,499
Hyatt Hotels Corp ‘A’ *	60,798	2,288,437
McDonald’s Corp	12,962	1,300,477
The McGraw-Hill Cos Inc	123,308	5,545,161
The TJX Cos Inc	41,070	2,651,068

		18,982,273

Consumer Staples - 11.4%

Dr Pepper Snapple Group Inc	102,960	4,064,861
General Mills Inc	46,630	1,884,318
Mead Johnson Nutrition Co	29,400	2,020,662
Philip Morris International Inc	89,070	6,990,214
Sara Lee Corp	66,720	1,262,342
The J.M. Smucker Co	41,220	3,222,167

		19,444,564

Energy - 12.0%

Chevron Corp	78,624	8,365,594
Kinder Morgan Inc	68,570	2,205,897
National Oilwell Varco Inc	33,700	2,291,263
Noble Energy Inc	38,548	3,638,546
Occidental Petroleum Corp	42,058	3,940,835

		20,442,135

Financials - 16.4%

Berkshire Hathaway Inc ‘B’ *	11,540	880,502
CIT Group Inc *	157,810	5,502,835
Citigroup Inc	131,477	3,459,160
CME Group Inc ‘A’	10,310	2,512,238
Discover Financial Services	95,620	2,294,880
JPMorgan Chase & Co	134,200	4,462,150
M&T Bank Corp	10,600	809,204
Marsh & McLennan Cos Inc	91,680	2,898,922
MSCI Inc ‘A’ *	27,310	899,318
The Blackstone Group LP	134,900	1,889,949
The Progressive Corp	115,968	2,262,536

		27,871,694

Health Care - 13.2%

Abbott Laboratories	107,210	6,028,418
Allergan Inc	17,570	1,541,592
Bristol-Myers Squibb Co	114,690	4,041,676
Celgene Corp *	59,702	4,035,855
DaVita Inc *	11,910	902,897
Waters Corp *	27,100	2,006,755
WellPoint Inc	59,110	3,916,037

		22,473,230

Industrials - 9.6%

CSX Corp	152,070	3,202,594
QR National Ltd (Australia)	52,400	183,030
The Boeing Co	48,838	3,582,267
Tyco International Ltd (Switzerland)	97,065	4,533,906
United Parcel Service Inc ‘B’	53,446	3,911,713
Xylem Inc NY	34,590	888,617

		16,302,127

Information Technology - 19.5%

Apple Inc *	27,232	11,028,960
Check Point Software Technologies Ltd (Israel) *	29,504	1,550,140
eBay Inc *	191,600	5,811,228
Google Inc ‘A’ *	8,296	5,358,386
Microsoft Corp	144,702	3,756,464
Oracle Corp	58,020	1,488,213
QUALCOMM Inc	76,132	4,164,420

		33,157,811

Materials - 2.0%

Praxair Inc	28,572	3,054,347
Vulcan Materials Co	10,650	419,078

		3,473,425

Telecommunication Services - 2.1%

America Movil SAB de CV ‘L’ ADR (Mexico)	155,240	3,508,424

Utilities - 1.5%

The AES Corp *	214,618	2,541,077

Total Common Stocks (Cost $142,577,421)		168,196,760

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,199,963	2,199,963

Total Short-Term Investment (Cost $2,199,963)		2,199,963

TOTAL INVESTMENTS - 100.1% (Cost $144,777,384)		170,396,723

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(126,369)

NET ASSETS - 100.0%		$170,270,354

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
Note to Schedule of Investments
(a) Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$18,982,273	$18,982,273	$—	$—
	Consumer Staples	19,444,564	19,444,564	—	—
	Energy	20,442,135	20,442,135	—	—
	Financials	27,871,694	27,871,694	—	—
	Health Care	22,473,230	22,473,230	—	—
	Industrials	16,302,127	16,119,097	183,030	—
	Information Technology	33,157,811	33,157,811	—	—
	Materials	3,473,425	3,473,425	—	—
	Telecommunication Services	3,508,424	3,508,424	—
	Utilities	2,541,077	2,541,077	—	—

		168,196,760	168,013,730	183,030	—
	Short-Term Investment	2,199,963	2,199,963	—	—

	Total	$170,396,723	$170,213,693	$183,030	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.7%

Industrials - 0.7%

Better Place LLC ‘B’ 8.000% * ◊ ∆ +	229,480	$1,041,839

Total Convertible Preferred Stocks (Cost $573,700)		1,041,839

COMMON STOCKS - 95.3%

Consumer Discretionary - 15.4%

ANN Inc *	68,100	1,687,518
AutoZone Inc *	3,160	1,026,905
Big Lots Inc *	65,200	2,461,952
Darden Restaurants Inc	38,190	1,740,700
DeVry Inc	42,400	1,630,704
International Game Technology	156,900	2,698,680
Lear Corp	61,400	2,443,720
Macy’s Inc	54,600	1,757,028
Newell Rubbermaid Inc	147,530	2,382,610
Ross Stores Inc	69,600	3,308,088
The Interpublic Group of Cos Inc	130,200	1,266,846

		22,404,751

Consumer Staples - 8.2%

Campbell Soup Co	43,200	1,435,968
Energizer Holdings Inc *	52,000	4,028,960
Molson Coors Brewing Co ‘B’	75,840	3,302,074
Ralcorp Holdings Inc *	36,250	3,099,375

		11,866,377

Energy - 8.1%

Cameron International Corp *	28,000	1,377,320
CONSOL Energy Inc	21,200	778,040
Energen Corp	42,950	2,147,500
Marathon Petroleum Corp	41,800	1,391,522
Noble Energy Inc	24,610	2,322,938
Rowan Cos Inc *	71,340	2,163,742
Tidewater Inc	30,300	1,493,790

		11,674,852

Financials - 15.2%

Ameriprise Financial Inc	85,300	4,234,292
Duke Realty Corp REIT	149,400	1,800,270
Fifth Third Bancorp	166,800	2,121,696
Invesco Ltd (Bermuda)	110,600	2,221,954
Kilroy Realty Corp REIT	46,400	1,766,448
LaSalle Hotel Properties REIT	76,800	1,859,328
PartnerRe Ltd (Bermuda)	24,590	1,578,924
Signature Bank *	33,700	2,021,663
Tanger Factory Outlet Centers Inc REIT	80,900	2,371,988
The Macerich Co REIT	39,800	2,013,880

		21,990,443

Health Care - 8.4%

AMERIGROUP Corp *	17,300	1,022,084
DENTSPLY International Inc	43,100	1,508,069
Laboratory Corp of America Holdings *	25,200	2,166,444
Medicis Pharmaceutical Corp ‘A’	60,900	2,024,925
Warner Chilcott PLC ‘A’ (Ireland) *	134,200	2,030,446
Waters Corp *	19,100	1,414,355
Zimmer Holdings Inc *	38,280	2,044,918

		12,211,241

Industrials - 11.7%

Corrections Corp of America *	148,790	3,030,852
Dover Corp	63,440	3,682,692
Equifax Inc	77,800	3,013,972
Foster Wheeler AG (Switzerland) *	51,660	988,772
Rockwell Collins Inc	51,290	2,839,927
Thomas & Betts Corp *	62,700	3,423,420

		16,979,635

Information Technology - 18.1%

Amdocs Ltd (United Kingdom) *	100,000	2,853,000
Analog Devices Inc	41,200	1,474,136
Autodesk Inc *	62,400	1,892,592
BMC Software Inc *	48,740	1,597,697
Compuware Corp *	138,100	1,148,992
Ingram Micro Inc ‘A’ *	80,310	1,460,839
Intuit Inc	45,050	2,369,180
Lexmark International Inc ‘A’	87,500	2,893,625
Quest Software Inc *	117,600	2,187,360
SanDisk Corp *	43,500	2,140,635
Symantec Corp *	138,290	2,164,239
Teradata Corp *	24,900	1,207,899
Xilinx Inc	91,000	2,917,460

		26,307,654

Materials - 4.6%

Ball Corp	33,920	1,211,283
Cliffs Natural Resources Inc	26,750	1,667,863
Compass Minerals International Inc	23,740	1,634,499
Eastman Chemical Co	56,920	2,223,295

		6,736,940

Utilities - 5.6%

CMS Energy Corp	201,300	4,444,704
Wisconsin Energy Corp	105,700	3,695,272

		8,139,976

Total Common Stocks (Cost $129,420,864)		138,311,869

SHORT-TERM INVESTMENT - 3.4%

Money Market Fund - 3.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,981,511	4,981,511

Total Short-Term Investment (Cost $4,981,511)		4,981,511

TOTAL INVESTMENTS - 99.4% (Cost $134,976,075)		144,335,219

OTHER ASSETS & LIABILITIES, NET - 0.6%		811,902

NET ASSETS - 100.0%		$145,147,121

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
Notes to Schedule of Investments
(a)	An investment with a total aggregate value of $1,041,839 or 0.7% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board.

(b)	As of December 31, 2011, 0.7% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(c)	Restricted securities as of December 31, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$573,700	$1,041,839	0.7%

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$1,041,839	$—	$—	$1,041,839
	Common Stocks (1)	138,311,869	138,311,869	—	—
	Short-Term Investment	4,981,511	4,981,511	—	—

	Total	$144,335,219	$143,293,380	$—	$1,041,839

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2011:

Convertible
Preferred
Stocks (1)
Value, Beginning of Period	$573,700
Purchases	—
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	468,139
Transfers In	—
Transfers Out	—

Value, End of Period	$1,041,839

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$468,139

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.9%

Industrials - 0.9%

Better Place LLC ‘B’ 8.000% * ◊ ∆ +	118,395	$537,513

Total Convertible Preferred Stocks (Cost $295,986)		537,513

COMMON STOCKS - 93.6%

Consumer Discretionary - 13.4%

Ctrip.com International Ltd ADR (Cayman) *	22,072	516,485
Dollar Tree Inc *	11,029	916,620
Dunkin’ Brands Group Inc *	26,780	668,964
Groupon Inc *	66,573	1,373,401
Morningstar Inc	14,975	890,264
Netflix Inc *	8,332	577,324
New Oriental Education & Technology Group ADR (Cayman) *	23,697	569,913
The McGraw-Hill Cos Inc	22,005	989,565
Weight Watchers International Inc	25,720	1,414,857

		7,917,393

Consumer Staples - 4.4%

Mead Johnson Nutrition Co	22,171	1,523,813
Natura Cosmeticos SA (Brazil)	28,342	550,961
Sun Art Retail Group Ltd (Hong Kong) *	438,000	546,196

		2,620,970

Energy - 3.5%

Range Resources Corp	19,885	1,231,677
Ultra Petroleum Corp (Canada) *	28,927	857,107

		2,088,784

Financials - 6.2%

Greenhill & Co Inc	10,423	379,085
IntercontinentalExchange Inc *	7,532	907,983
Leucadia National Corp	32,836	746,691
MSCI Inc ‘A’ *	49,224	1,620,946

		3,654,705

Health Care - 12.0%

athenahealth Inc *	11,014	541,008
Gen-Probe Inc *	3,872	228,913
IDEXX Laboratories Inc *	12,441	957,459
Illumina Inc *	28,546	870,082
Intuitive Surgical Inc *	4,919	2,277,546
Ironwood Pharmaceuticals Inc ‘A’ *	33,243	397,919
Techne Corp	11,479	783,557
Valeant Pharmaceuticals International Inc (Canada) *	22,617	1,055,988

		7,112,472

Industrials - 21.6%

C.H. Robinson Worldwide Inc	8,832	616,297
Covanta Holding Corp	41,516	568,354
Edenred (France)	82,179	2,014,718
Expeditors International of Washington Inc	29,186	1,195,459
Fastenal Co	48,267	2,104,924
IHS Inc ‘A’ *	11,315	974,900
Intertek Group PLC (United Kingdom)	30,522	960,926
Qualicorp SA (Brazil) *	104,993	942,840
Schindler Holding AG Participation Certificate (Switzerland)	8,107	940,893
Stericycle Inc *	11,187	871,691
Verisk Analytics Inc ‘A’ *	39,717	1,593,843

		12,784,845

Information Technology - 24.9%

Akamai Technologies Inc *	32,298	1,042,579
Alibaba.com Ltd (Cayman) *	305,600	314,988
ARM Holdings PLC ADR (United Kingdom)	37,711	1,043,463
Citrix Systems Inc *	7,608	461,958
FactSet Research Systems Inc	9,985	871,491
First Solar Inc *	11,066	373,588
Gartner Inc ‘A’ *	24,979	868,520
LinkedIn Corp ‘A’ *	14,104	888,693
MercadoLibre Inc	6,742	536,259
Motorola Solutions Inc	55,145	2,552,662
Nexon Co Ltd (Japan) *	29,492	424,161
NVIDIA Corp *	13,404	185,779
Red Hat Inc *	17,774	733,888
salesforce.com inc *	10,154	1,030,225
Solera Holdings Inc	26,299	1,171,357
Yandex NV ‘A’ (Netherlands)	56,283	1,108,775
Youku Inc ADR (Cayman) *	29,629	464,286
Zynga Inc ‘A’ *	73,243	689,218

		14,761,890

Materials - 5.0%

Intrepid Potash Inc *	30,275	685,123
Lynas Corp Ltd (Australia) *	225,771	241,562
Martin Marietta Materials Inc	8,628	650,637
Molycorp Inc *	25,283	606,286
Rockwood Holdings Inc *	19,974	786,376

		2,969,984

Telecommunication Services - 0.9%

Millicom International Cellular SA SDR (Luxemburg)	5,523	553,038

Utilities - 1.7%

Brookfield Infrastructure Partners LP (Bermuda)	36,143	1,001,161

Total Common Stocks (Cost $50,730,157)		55,465,242

SHORT-TERM INVESTMENT - 5.6%

Money Market Fund - 5.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,318,576	3,318,576

Total Short-Term Investment (Cost $3,318,576)		3,318,576

TOTAL INVESTMENTS - 100.1% (Cost $54,344,719)		59,321,331

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(75,742)

NET ASSETS - 100.0%		$59,245,589

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
Notes to Schedule of Investments
(a)	An investment with a total aggregate value of $537,513 or 0.9% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board.

(b)	As of December 31, 2011, 0.9% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(c)	Restricted securities as of December 31, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$295,986	$537,513	0.9%

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$537,513	$—	$—	$537,513
	Common Stocks
	Consumer Discretionary	7,917,393	7,917,393	—	—
	Consumer Staples	2,620,970	2,074,774	546,196	—
	Energy	2,088,784	2,088,784	—	—
	Financials	3,654,705	3,654,705	—	—
	Health Care	7,112,472	7,112,472	—	—
	Industrials	12,784,845	8,868,308	3,916,537	—
	Information Technology	14,761,890	14,022,741	739,149	—
	Materials	2,969,984	2,728,422	241,562	—
	Telecommunication Services	553,038	—	553,038
	Utilities	1,001,161	1,001,161	—	—

		55,465,242	49,468,760	5,996,482	—
	Short-Term Investment	3,318,576	3,318,576	—	—

	Total	$59,321,331	$52,787,336	$5,996,482	$537,513

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2011:

Convertible
Preferred
Stocks (1)
Value, Beginning of Period	$295,986
Purchases	—
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	241,527
Transfers In	—
Transfers Out	—

Value, End of Period	$537,513

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$241,527

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 16.9%

AMC Networks Inc ‘A’ *	6,700	$251,786
American Public Education Inc *	6,800	294,304
ANN Inc *	12,950	320,901
Brunswick Corp	12,700	229,362
Dana Holding Corp *	26,900	326,835
DSW Inc ‘A’	6,950	307,259
Express Inc *	14,250	284,145
Interval Leisure Group Inc *	21,565	293,500
Life Time Fitness Inc *	5,470	255,722
LKQ Corp *	11,550	347,424
Shutterfly Inc *	6,125	139,405
Six Flags Entertainment Corp	10,000	412,400
Sotheby’s	4,850	138,371
The Cheesecake Factory Inc *	12,000	352,200
The Children’s Place Retail Stores Inc *	5,230	277,818
The Warnaco Group Inc *	4,300	215,172
Tupperware Brands Corp	4,975	278,451
Vera Bradley Inc *	5,100	164,475
Vitamin Shoppe Inc *	8,550	340,974
Williams-Sonoma Inc	7,050	271,425

		5,501,929

Consumer Staples - 2.9%

The Fresh Market Inc *	5,450	217,455
The Hain Celestial Group Inc *	9,985	366,050
United Natural Foods Inc *	9,050	362,091

		945,596

Energy - 8.6%

Berry Petroleum Co ‘A’	4,200	176,484
Complete Production Services Inc *	6,800	228,208
Dril-Quip Inc *	3,265	214,902
Energy XXI Ltd (Bermuda) *	10,000	318,800
Key Energy Services Inc *	24,050	372,053
Kodiak Oil & Gas Corp (Canada) *	24,450	232,275
Northern Oil & Gas Inc *	7,750	185,845
Patriot Coal Corp *	15,370	130,184
Quicksilver Resources Inc *	23,345	156,645
Rosetta Resources Inc *	5,350	232,725
Stone Energy Corp *	11,700	308,646
Swift Energy Co *	8,250	245,190

		2,801,957

Financials - 6.2%

American Campus Communities Inc REIT	3,150	132,174
Cohen & Steers Inc	6,600	190,740
Endurance Specialty Holdings Ltd (Bermuda)	5,550	212,288
First Cash Financial Services Inc *	5,750	201,767
Fortress Investment Group LLC ‘A’ *	48,750	164,775
Jones Lang LaSalle Inc	3,650	223,599
Northwest Bancshares Inc	27,550	342,722
Signature Bank *	5,650	338,944
Texas Capital Bancshares Inc *	6,750	206,618

		2,013,627

Health Care - 16.3%

Align Technology Inc *	12,100	287,072
Alkermes PLC (Ireland) *	6,400	111,104
Bruker Corp *	12,390	153,884
Catalyst Health Solutions Inc *	6,350	330,200
Centene Corp *	2,800	110,852
Cepheid Inc *	3,500	120,435
Cubist Pharmaceuticals Inc *	6,250	247,625
HealthSouth Corp *	12,500	220,875
HMS Holdings Corp *	11,950	382,161
Incyte Corp Ltd *	11,150	167,361
Insulet Corp *	17,070	321,428
Ironwood Pharmaceuticals Inc ‘A’ *	6,750	80,797
LifePoint Hospitals Inc *	4,450	165,317
Medicis Pharmaceutical Corp ‘A’	9,880	328,510
Medidata Solutions Inc *	12,950	281,662
Onyx Pharmaceuticals Inc *	3,500	153,825
Optimer Pharmaceuticals Inc *	14,710	180,050
PAREXEL International Corp *	9,125	189,253
Salix Pharmaceuticals Ltd *	3,550	169,868
Seattle Genetics Inc *	6,750	112,826
Sirona Dental Systems Inc *	5,850	257,634
Tenet Healthcare Corp *	31,150	159,800
Thoratec Corp *	6,070	203,709
ViroPharma Inc *	7,500	205,425
Volcano Corp *	7,950	189,131
Wright Medical Group Inc *	10,050	165,825

		5,296,629

Industrials - 17.1%

AAR Corp	15,621	299,455
Actuant Corp ‘A’	17,245	391,289
Barnes Group Inc	15,850	382,143
CLARCOR Inc	3,390	169,466
Clean Harbors Inc *	6,500	414,245
CoStar Group Inc *	4,500	300,285
Esterline Technologies Corp *	5,480	306,716
Genesee & Wyoming Inc ‘A’ *	6,420	388,924
GrafTech International Ltd *	18,650	254,573
Hub Group Inc ‘A’ *	10,550	342,137
RBC Bearings Inc *	9,515	396,776
Tetra Tech Inc *	15,050	324,930
The Geo Group Inc *	13,130	219,928
Towers Watson & Co ‘A’	3,800	227,734
United Rentals Inc *	13,450	397,448
Waste Connections Inc	11,410	378,127
Woodward Inc	9,380	383,923

		5,578,099

Information Technology - 22.2%

ADTRAN Inc	3,900	117,624
Ancestry.com Inc *	9,010	206,869
Aruba Networks Inc *	7,950	147,234
BroadSoft Inc *	6,350	191,770
Cadence Design Systems Inc *	35,700	371,280
Ciena Corp *	12,100	146,410
Cognex Corp	7,350	263,056
comScore Inc *	15,000	318,000
Concur Technologies Inc *	6,150	312,358
Finisar Corp *	9,850	164,938
Fortinet Inc *	13,450	293,344
Jack Henry & Associates Inc	9,450	317,614
LogMeIn Inc *	9,365	361,021
Mellanox Technologies Ltd (Israel) *	10,140	329,449
NICE Systems Ltd ADR (Israel) *	10,495	361,553
Novellus Systems Inc *	9,800	404,642
OpenTable Inc *	5,540	216,780
QLIK Technologies Inc *	11,500	278,300
RealPage Inc *	10,650	269,126
RF Micro Devices Inc *	45,600	246,240
SolarWinds Inc *	9,000	251,550
Solera Holdings Inc	6,815	303,540
Taleo Corp ‘A’ *	8,974	347,204
The Ultimate Software Group Inc *	5,700	371,184
VistaPrint NV (Netherlands) *	8,075	247,095
Wright Express Corp *	7,065	383,488

		7,221,669

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Shares	Value
Materials - 4.4%

AuRico Gold Inc (Canada) *	19,067	$152,727
Cytec Industries Inc	5,250	234,412
Globe Specialty Metals Inc	6,150	82,348
Rockwood Holdings Inc *	6,700	263,779
Silgan Holdings Inc	9,640	372,490
Solutia Inc *	18,650	322,272

		1,428,028

Telecommunication Services - 1.8%

Cogent Communications Group Inc *	11,000	185,790
SBA Communications Corp ‘A’ *	9,550	410,268

		596,058

Utilities - 1.2%

ITC Holdings Corp	4,980	377,882

Total Common Stocks (Cost $25,887,547)		31,761,474

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	727,145	727,145

Total Short-Term Investment (Cost $727,145)		727,145

TOTAL INVESTMENTS - 99.8% (Cost $26,614,692)		32,488,619

OTHER ASSETS & LIABILITIES, NET - 0.2%		51,086

NET ASSETS - 100.0%		$32,539,705

Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$31,761,474	$31,761,474	$—	$—
	Short-Term Investment	727,145	727,145	—	—

	Total	$32,488,619	$32,488,619	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%

Consumer Discretionary - 8.5%

Aaron’s Inc	29,500	$787,060
Bob Evans Farms Inc	11,400	382,356
Cinemark Holdings Inc	42,500	785,825
Group 1 Automotive Inc	15,300	792,540
Hillenbrand Inc	17,700	395,064
International Speedway Corp ‘A’	17,700	448,695
Meredith Corp	30,200	986,030
Sturm Ruger & Co Inc	10,900	364,714
The Buckle Inc	21,600	882,792
Wolverine World Wide Inc	22,500	801,900

		6,626,976

Consumer Staples - 7.7%

Cal-Maine Foods Inc	15,200	555,864
Casey’s General Stores Inc	20,000	1,030,200
Cia Cervecerias Unidas SA ADR (Chile)	5,600	353,360
Corn Products International Inc	19,100	1,004,469
Embotelladora Andina SA ‘B’ ADR (Chile)	10,500	273,315
Fresh Del Monte Produce Inc (Cayman)	9,000	225,090
Ruddick Corp	18,100	771,784
The Andersons Inc	13,409	585,437
Universal Corp	19,100	877,836
WD-40 Co	4,200	169,722
Weis Markets Inc	4,300	171,742

		6,018,819

Energy - 16.6%

Alliance Resource Partners LP	6,700	506,386
Berry Petroleum Co ‘A’	20,400	857,208
Bristow Group Inc	17,300	819,847
Buckeye Partners LP	9,100	582,218
Cimarex Energy Co	9,600	594,240
Energen Corp	17,000	850,000
EXCO Resources Inc	48,000	501,600
HollyFrontier Corp	30,200	706,680
Knightsbridge Tankers Ltd (Bermuda)	3,900	53,313
Linn Energy LLC	17,200	652,052
Magellan Midstream Partners LP	13,100	902,328
Patterson-UTI Energy Inc	41,000	819,180
Pioneer Southwest Energy Partners LP	8,300	217,128
Ship Finance International Ltd (Bermuda)	17,800	166,252
Southern Union Co	13,800	581,118
Sunoco Logistics Partners LP	18,000	709,200
TC Pipelines LP	6,900	327,267
Tidewater Inc	17,200	847,960
TransMontaigne Partners LP	6,100	204,411
W&T Offshore Inc	37,300	791,133
World Fuel Services Corp	28,000	1,175,440

		12,864,961

Financials - 13.7%

Advance America Cash Advance Centers Inc	36,000	322,200
American Equity Investment Life Holding Co	21,100	219,440
American Financial Group Inc	25,000	922,250
Bank of Hawaii Corp	18,600	827,514
Cash America International Inc	16,800	783,384
CreXus Investment Corp REIT	12,100	125,598
Cullen/Frost Bankers Inc	16,000	846,560
Delphi Financial Group Inc ‘A’	17,500	775,250
Franklin Street Properties Corp REIT	33,100	329,345
Healthcare Realty Trust Inc REIT	28,000	520,520
Infinity Property & Casualty Corp	4,800	272,352
Montpelier Re Holdings Ltd (Bermuda)	9,109	161,685
Omega Healthcare Investors Inc REIT	41,000	793,350
Prosperity Bancshares Inc	17,500	706,125
PS Business Parks Inc REIT	8,400	465,612
Raymond James Financial Inc	23,800	736,848
RLI Corp	8,200	597,452
Sovran Self Storage Inc REIT	10,100	430,967
Trustmark Corp	34,500	838,005

		10,674,457

Health Care - 6.6%

Invacare Corp	18,700	285,923
Owens & Minor Inc	25,500	708,645
PerkinElmer Inc	35,550	711,000
STERIS Corp	25,500	760,410
Teleflex Inc	14,400	882,576
The Cooper Cos Inc	12,300	867,396
The Ensign Group Inc	9,600	235,200
West Pharmaceutical Services Inc	16,800	637,560

		5,088,710

Industrials - 13.6%

Albany International Corp ‘A’	4,480	103,577
Alliant Techsystems Inc	14,000	800,240
Applied Industrial Technologies Inc	6,700	235,639
Barnes Group Inc	26,000	626,860
Belden Inc	23,600	785,408
Cascade Corp	4,147	195,614
Crane Co	18,700	873,477
Cubic Corp	7,100	309,489
Curtiss-Wright Corp	22,600	798,458
Elbit Systems Ltd (Israel)	3,900	158,535
Ennis Inc	14,300	190,619
Great Lakes Dredge & Dock Co	22,800	126,768
Harsco Corp	20,000	411,600
KBR Inc	26,300	732,981
Kennametal Inc	21,500	785,180
Standex International Corp	3,567	121,884
The Brink’s Co	26,100	701,568
Titan International Inc	19,500	379,470
Triumph Group Inc	18,600	1,087,170
UniFirst Corp	5,800	329,092
Valmont Industries Inc	9,300	844,347

		10,597,976

Information Technology - 3.1%

AVX Corp	18,200	232,232
Diebold Inc	24,200	727,694
j2 Global Inc	11,412	321,134
Jabil Circuit Inc	38,500	756,910
Micrel Inc	32,700	330,597

		2,368,567

Materials - 16.7%

A. Schulman Inc	14,800	313,464
AMCOL International Corp	7,782	208,947
Bemis Co Inc	28,900	869,312
Cabot Corp	26,000	835,640
Compass Minerals International Inc	11,700	805,545
Gold Resource Corp	32,720	695,300
HudBay Minerals Inc (Canada)	73,099	727,582
IAMGOLD Corp (Canada)	42,800	678,380
Innophos Holdings Inc	12,600	611,856
International Flavors & Fragrances Inc	12,200	639,524
Methanex Corp (Canada)	24,500	559,090
Neenah Paper Inc	9,300	207,576
NewMarket Corp	3,600	713,196
Quaker Chemical Corp	7,094	275,886
Rock-Tenn Co ‘A’	12,900	744,330
Royal Gold Inc	14,600	984,478

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Shares	Value
Sensient Technologies Corp	21,200	$803,480
Sonoco Products Co	27,270	898,819
Steel Dynamics Inc	24,400	320,860
Stepan Co	2,958	237,113
The Scotts Miracle-Gro Co ‘A’	18,300	854,427

		12,984,805

Telecommunication Services - 0.3%

Cellcom Israel Ltd (Israel)	13,700	231,530

Utilities - 8.2%

AGL Resources Inc	18,500	781,810
Atmos Energy Corp	22,900	763,715
Avista Corp	19,900	512,425
Great Plains Energy Inc	21,500	468,270
OGE Energy Corp	15,800	896,018
Portland General Electric Co	14,400	364,176
Southwest Gas Corp	10,000	424,900
Suburban Propane Partners LP	9,800	466,578
UGI Corp	28,800	846,720
Westar Energy Inc	28,400	817,352

		6,341,964

Total Common Stocks (Cost $62,284,177)		73,798,765

SHORT-TERM INVESTMENT - 5.1%

Money Market Fund - 5.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,005,553	4,005,553

Total Short-Term Investment (Cost $4,005,553)		4,005,553

TOTAL INVESTMENTS - 100.1% (Cost $66,289,730)		77,804,318

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(106,356)

NET ASSETS - 100.0%		$77,697,962

Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$73,798,765	$73,798,765	$—	$—
	Short-Term Investment	4,005,553	4,005,553	—	—

	Total	$77,804,318	$77,804,318	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Consumer Discretionary - 4.1%

Starwood Hotels & Resorts Worldwide Inc	40,237	$1,930,169

Financials - 91.6%

Acadia Realty Trust REIT	21,423	431,459
Apartment Investment & Management Co ‘A’ REIT	59,506	1,363,282
Ashford Hospitality Trust Inc REIT	24,930	199,440
AvalonBay Communities Inc REIT	11,749	1,534,419
BioMed Realty Trust Inc REIT	4,565	82,535
Boston Properties Inc REIT	21,399	2,131,340
BRE Properties Inc REIT	9,550	482,084
Brookfield Office Properties Inc (Canada)	73,634	1,151,636
Camden Property Trust REIT	10,444	650,035
CommonWealth REIT	7,547	125,582
Coresite Realty Corp REIT	6,660	118,681
Cousins Properties Inc REIT	74,931	480,308
CreXus Investment Corp REIT	6,780	70,376
DCT Industrial Trust Inc REIT	76,950	393,984
Digital Realty Trust Inc REIT	2,720	181,342
Douglas Emmett Inc REIT	5,850	106,704
Equity Lifestyle Properties Inc REIT	13,974	931,926
Equity One Inc REIT	281	4,771
Equity Residential REIT	69,775	3,979,268
Federal Realty Investment Trust REIT	6,488	588,786
Forest City Enterprises Inc ‘A’ *	104,473	1,234,871
General Growth Properties Inc REIT	150,483	2,260,255
HCP Inc REIT	58,070	2,405,840
Health Care REIT Inc	9,210	502,221
Healthcare Realty Trust Inc REIT	66,889	1,243,467
Host Hotels & Resorts Inc REIT	199,972	2,953,586
Hudson Pacific Properties Inc REIT	18,050	255,588
Kite Realty Group Trust REIT	10,790	48,663
Lexington Realty Trust REIT	2,760	20,672
Liberty Property Trust REIT	1,804	55,708
Mack-Cali Realty Corp REIT	29,208	779,562
Omega Healthcare Investors Inc REIT	9,850	190,598
Parkway Properties Inc REIT	1,320	13,015
Plum Creek Timber Co Inc REIT	2,419	88,439
ProLogis Inc REIT	37,622	1,075,613
PS Business Parks Inc REIT	3,781	209,581
Public Storage REIT	13,587	1,826,908
Regency Centers Corp REIT	58,541	2,202,312
Retail Opportunity Investments Corp REIT	32,093	379,981
Senior Housing Properties Trust REIT	44,093	989,447
Simon Property Group Inc REIT	48,037	6,193,891
SL Green Realty Corp REIT	750	49,980
Sovran Self Storage Inc REIT	3,012	128,522
STAG Industrial Inc REIT	6,810	78,111
Starwood Property Trust Inc REIT	23,440	433,874
Vornado Realty Trust REIT	33,301	2,559,515
Winthrop Realty Trust REIT	15,101	153,577

		43,341,755

Health Care - 1.0%

Assisted Living Concepts Inc ‘A’	25,820	384,460
Capital Senior Living Corp *	12,370	98,218

		482,678

Total Common Stocks (Cost $31,687,437)		45,754,602

SHORT-TERM INVESTMENT - 3.1%

Money Market Fund - 3.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,478,054	1,478,054

Total Short-Term Investment (Cost $1,478,054)		1,478,054

TOTAL INVESTMENTS - 99.8% (Cost $33,165,491)		47,232,656

OTHER ASSETS & LIABILITIES, NET - 0.2%		95,757

NET ASSETS - 100.0%		$47,328,413

Notes to Schedule of Investments
(a)	As of December 31, 2011, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	25.6%
Specialized	22.2%
Residential	18.9%
Office	8.2%
Diversified	7.3%
Real Estate Operating Companies	5.0%
Hotels, Resort & Cruise Lines	4.1%
Industrial	3.3%
Mortgage	1.1%
Health Care Facilities	1.0%

96.7%
Short-Term Investment	3.1%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$45,754,602	$45,754,602	$—	$—
	Short-Term Investment	1,478,054	1,478,054	—	—

	Total	$47,232,656	$47,232,656	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Brazil - 0.0%

Kroton Educacional SA Exp. 01/23/12	7,741	$2,200

Total Rights (Cost $0)		2,200

PREFERRED STOCKS - 7.6%

Brazil - 6.6%

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	28,010	1,020,404
Cia de Bebidas das Americas ADR	30,200	1,089,918
Lojas Americanas SA	116,610	893,994
Petroleo Brasileiro SA ADR	37,900	890,271
Vale SA ADR	39,420	812,052

		4,706,639

Colombia - 1.0%

Banco Davivienda SA	29,292	315,208
BanColombia SA ADR	6,630	394,883

		710,091

Total Preferred Stocks (Cost $4,460,161)		5,416,730

COMMON STOCKS - 89.9%

Bermuda - 0.9%

Credicorp Ltd	3,770	412,702
Dairy Farm International Holdings Ltd	28,000	261,475

		674,177

Brazil - 6.2%

B2W Cia Global do Varejo	53,581	258,533
BM&FBOVESPA SA	265,316	1,393,967
Diagnosticos da America SA	32,500	270,071
Embraer SA ADR	30,780	776,272
Estacio Participacoes SA	38,600	372,290
Kroton Educacional SA *	19,200	189,298
Lojas Americanas SA	330	2,275
Multiplan Empreendimentos Imobiliarios SA	18,800	385,726
Natura Cosmeticos SA	39,000	758,150

		4,406,582

Cayman - 8.3%

Ambow Education Holding Ltd ADR *	7,280	51,324
Baidu Inc ADR *	10,230	1,191,488
Ctrip.com International Ltd ADR *	39,890	933,426
Eurasia Drilling Co Ltd GDR (LI)	18,210	427,935
Eurasia Drilling Co Ltd GDR (OTC) ~ ∆	500	11,750
Home Inns & Hotels Management Inc ADR *	10,920	281,736
Li Ning Co Ltd	237,000	187,866
Tencent Holdings Ltd	54,600	1,099,539
Tingyi Holding Corp	330,000	1,003,971
Want Want China Holdings Ltd	760,000	759,345

		5,948,380

Chile - 0.6%

Banco Santander Chile SA	3,372,510	243,444
Cencosud SA	37,342	214,923

		458,367

China - 1.5%

China Shenhua Energy Co Ltd ‘H’	198,000	857,866
Shanghai Zhenhua Heavy Industries Co Ltd ‘B’	166,590	72,999
Wumart Stores Inc ‘H’	70,000	145,981

		1,076,846

Colombia - 1.4%

Almacenes Exito SA	38,765	509,134
Almacenes Exito SA GDR ~	39,100	513,535

		1,022,669

Denmark - 2.0%

Carlsberg AS ‘B’	20,715	1,463,039

Egypt - 0.6%

Commercial International Bank SAE	71,856	225,078
Eastern Co SAE	2,562	39,402
Egyptian Financial Group-Hermes Holding *	80,133	132,874
Medinet Nasr Housing *	2,986	5,402

		402,756

France - 1.5%

Casino Guichard-Perrachon SA	3,890	326,891
CFAO SA	13,750	464,940
Vallourec SA	4,130	266,934

		1,058,765

Hong Kong - 4.2%

AIA Group Ltd	249,800	778,583
CNOOC Ltd	374,000	654,262
Hang Lung Group Ltd	68,000	372,253
Hang Lung Properties Ltd	174,000	494,695
Hong Kong Exchanges & Clearing Ltd	42,100	674,155
Sun Art Retail Group Ltd *	5,000	6,235

		2,980,183

India - 13.8%

Asian Paints Ltd	6,197	302,299
Cipla Ltd	45,474	273,907
Colgate-Palmolive India Ltd	22,189	413,868
Dabur India Ltd	109,184	204,453
HDFC Bank Ltd ADR	33,730	886,424
Hindustan Unilever Ltd	91,917	705,122
Housing Development Finance Corp Ltd	103,018	1,264,654
ICICI Bank Ltd ADR	25,170	665,243
Infosys Ltd	55,193	2,876,029
Marico Ltd	109,304	299,155
Sun Pharmaceutical Industries Ltd	51,567	483,180
Tata Consultancy Services Ltd	39,295	856,931
TV18 Broadcast Ltd *	42,024	21,241
Zee Entertainment Enterprises Ltd	269,438	597,879
Zee Learn Ltd *	15,223	3,411

		9,853,796

Indonesia - 2.0%

P.T. Astra International Tbk	93,400	762,011
P.T. Bank Central Asia Tbk	79,500	70,125
P.T. Kalbe Farma Tbk	318,500	119,511
P.T. Unilever Indonesia Tbk	222,000	460,255

		1,411,902

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Shares	Value
Italy - 0.5%

Prada SPA *	87,400	$393,144

Kenya - 0.1%

East African Breweries Ltd	23,224	47,760

Luxembourg - 1.3%

Tenaris SA ADR	25,650	953,667

Malaysia - 0.2%

Genting Bhd	47,600	164,901

Mexico - 11.0%

America Movil SAB de CV ‘L’ ADR	126,190	2,851,894
Fomento Economico Mexicano SAB de CV	195,252	1,364,625
Fomento Economico Mexicano SAB de CV ADR	25,930	1,807,580
Grupo Financiero Inbursa SAB de CV ‘O’	187,054	344,224
Grupo Televisa SAB ADR	35,610	749,947
Wal-Mart de Mexico SAB de CV ‘V’	271,321	744,666

		7,862,936

Netherlands - 0.6%

Yandex NV ‘A’ *	22,540	444,038

Nigeria - 0.4%

Nigerian Breweries PLC	441,307	256,709

Philippines - 3.8%

Jollibee Foods Corp	196,360	405,878
Philippine Long Distance Telephone Co	8,610	500,771
SM Investments Corp	38,550	514,219
SM Prime Holdings Inc	4,194,056	1,272,449

		2,693,317

Russia - 5.1%

Magnit OJSC (MICEX)	12,482	1,078,590
Magnit OJSC (RTS) *	4,168	355,919
Magnit OJSC GDR	16,680	352,949
NovaTek OAO GDR ~	10,800	1,347,975
NovaTek OAO GDR (OTC) ~ ∆	3,900	486,769

		3,622,202

South Africa - 4.4%

Anglo American Platinum Ltd	10,302	672,076
Impala Platinum Holdings Ltd	47,715	983,348
MTN Group Ltd	64,323	1,135,586
Standard Bank Group Ltd	30,285	372,380

		3,163,390

South Korea - 5.7%

E-Mart Co Ltd *	4,626	1,120,996
MegaStudy Co Ltd	1,770	169,116
NHN Corp *	12,991	2,379,882
Shinsegae Co Ltd *	1,919	408,164

		4,078,158

Taiwan - 4.6%

Epistar Corp	299,000	634,484
HTC Corp	77,210	1,263,928
Synnex Technology International Corp	251,118	605,617
Taiwan Semiconductor Manufacturing Co Ltd	306,995	767,727

		3,271,756

Thailand - 0.7%

Siam Commercial Bank PCL	129,800	479,293

Turkey - 2.5%

Anadolu Efes Biracilik Ve Malt Sanayii AS	9,265	111,552
BIM Birlesik Magazalar AS	15,809	438,289
Enka Insaat ve Sanayi AS	262,492	568,099
Haci Omer Sabanci Holding AS	247,201	704,452

		1,822,392

United Arab Emirates - 0.7%

DP World Ltd *	54,944	537,562

United Kingdom - 5.3%

Anglo American PLC	24,417	899,453
BG Group PLC	1,770	37,730
Cairn Energy PLC *	82,190	337,887
Genting Singapore PLC *	325,000	377,151
Mail.ru Group Ltd GDR *	2,200	57,200
SABMiller PLC	20,800	729,196
Tullow Oil PLC	63,190	1,362,728

		3,801,345

Total Common Stocks (Cost $58,369,847)		64,350,032

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

UBS AG (for Vietnam Dairy Products) Exp. 02/10/12 * ∆	19,050	78,343

Total Equity-Linked Structured Securities (Cost $59,407)		78,343

	Principal
	Amount
CONVERTIBLE CORPORATE BONDS & NOTES - 0.1%

Brazil - 0.1%

Lojas Americanas SA 13.150% + ∆	BRL 190,000	24,221

Total Convertible Corporate Bonds & Notes (Cost $22,176)		24,221

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,735,317	$1,735,317

Total Short-Term Investment (Cost $1,735,317)		1,735,317

TOTAL INVESTMENTS - 100.1% (Cost $64,646,908)		71,606,843

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(48,583)

NET ASSETS - 100.0%		$71,558,260

Notes to Schedule of Investments
(a)	As of December 31, 2011, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	25.9%
Information Technology	17.0%
Financials	16.8%
Consumer Discretionary	10.8%
Energy	10.4%
Telecommunication Services	6.3%
Materials	5.0%
Industrials	3.8%
Short-Term Investment	2.4%
Health Care	1.7%

100.1%
Other Assets & Liabilities, Net	(0.1%)

100.0%

(b)	An investment with a total aggregate value of $24,221 or 0.1% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board.

(c)	As of December 31, 2011, 0.8% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$2,200	$2,200	$—	$—
	Preferred Stocks (1)	5,416,730	5,416,730	—	—
	Common Stocks
	Bermuda	674,177	412,702	261,475	—
	Brazil	4,406,582	4,406,582	—	—
	Cayman	5,948,380	2,885,909	3,062,471	—
	Chile	458,367	458,367	—	—
	China	1,076,846	—	1,076,846	—
	Colombia	1,022,669	509,134	513,535	—
	Denmark	1,463,039	—	1,463,039	—
	Egypt	402,756	—	402,756	—
	France	1,058,765	—	1,058,765	—
	Hong Kong	2,980,183	—	2,980,183	—
	India	9,853,796	1,551,667	8,302,129	—
	Indonesia	1,411,902	—	1,411,902	—
	Italy	393,144	—	393,144	—
	Kenya	47,760	—	47,760	—
	Luxembourg	953,667	953,667	—	—
	Malaysia	164,901	—	164,901	—
	Mexico	7,862,936	7,862,936	—	—
	Netherlands	444,038	444,038	—	—
	Nigeria	256,709	256,709	—	—
	Philippines	2,693,317	—	2,693,317	—
	Russia	3,622,202	355,919	3,266,283	—
	South Africa	3,163,390	—	3,163,390	—
	South Korea	4,078,158	—	4,078,158	—
	Taiwan	3,271,756	—	3,271,756	—
	Thailand	479,293	479,293	—	—
	Turkey	1,822,392	—	1,822,392	—
	United Arab Emirates	537,562	537,562	—	—
	United Kingdom	3,801,345	57,200	3,744,145	—

		64,350,032	21,171,685	43,178,347	—
	Equity-Linked Structured Securities	78,343	—	78,343	—
	Convertible Corporate Bonds & Notes	24,221	—	—	24,221
	Short-Term Investment	1,735,317	1,735,317	—	—

	Total	$71,606,843	$28,325,932	$43,256,690	$24,221

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2011:

Convertible
Corporate Bonds
& Notes
Value, Beginning of Period	$—
Purchases	22,176
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	2,045
Transfers In	—
Transfers Out	—

Value, End of Period	$24,221

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$2,045

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Australia - 2.4%

QBE Insurance Group Ltd	159,153	$2,107,114
Westpac Banking Corp	100,300	2,047,281

		4,154,395

Austria - 0.1%

Erste Group Bank AG	6,480	113,493

Bermuda - 1.3%

Li & Fung Ltd	1,198,400	2,206,223

Brazil - 1.3%

BM&FBOVESPA SA	219,037	1,150,818
Tim Participacoes SA ADR	46,720	1,205,376

		2,356,194

Canada - 2.6%

Canadian National Railway Co	57,759	4,537,547

Czech Republic - 0.8%

Komercni Banka AS	8,122	1,364,951

France - 12.5%

Air Liquide SA	31,380	3,878,123
Danone SA	59,944	3,765,250
Dassault Systemes SA	12,691	1,016,161
Legrand SA	61,833	1,980,844
LVMH Moet Hennessy Louis Vuitton SA	29,147	4,106,468
Pernod-Ricard SA	36,198	3,350,335
Schneider Electric SA	67,997	3,553,569

		21,650,750

Germany - 10.6%

Bayer AG	41,861	2,676,280
Beiersdorf AG	61,014	3,460,249
Deutsche Boerse AG*	26,180	1,372,528
Linde AG	42,524	6,326,061
Merck KGaA	16,406	1,635,551
SAP AG	55,051	2,910,721

		18,381,390

Hong Kong - 2.4%

AIA Group Ltd	492,400	1,534,724
China Unicom Ltd	828,000	1,749,804
CNOOC Ltd	517,000	904,421

		4,188,949

India - 2.0%

ICICI Bank Ltd ADR	84,296	2,227,943
Infosys Ltd ADR	22,892	1,176,191

		3,404,134

Japan - 12.5%

Canon Inc	69,450	3,073,085
Denso Corp	78,100	2,153,583
FANUC Corp	15,100	2,308,032
Honda Motor Co Ltd	61,500	1,872,815
HOYA Corp	86,400	1,858,512
INPEX Corp	488	3,068,827
Lawson Inc	56,100	3,500,921
Shin-Etsu Chemical Co Ltd	77,400	3,806,539

		21,642,314

Netherlands - 8.2%

Akzo Nobel NV	61,413	2,954,876
Heineken NV	113,703	5,249,135
ING Groep NV CVA *	408,536	2,911,314
Randstad Holding NV	72,799	2,142,988
Wolters Kluwer NV	56,557	973,765

		14,232,078

Singapore - 0.8%

Keppel Corp Ltd	79,000	564,743
Singapore Telecommunications Ltd	370,380	882,776

		1,447,519

South Africa - 0.6%

MTN Group Ltd	59,519	1,050,774

South Korea - 2.1%

Samsung Electronics Co Ltd	3,930	3,609,807

Spain - 2.8%

Amadeus IT Holding SA ‘A’	132,654	2,142,951
Banco Santander SA	261,851	1,978,369
Red Electrica Corp SA	19,735	842,061

		4,963,381

Sweden - 0.9%

Hennes & Mauritz AB ‘B’	42,221	1,354,731
Svenska Cellulosa AB ‘B’	17,644	261,192

		1,615,923

Switzerland - 11.1%

Cie Financiere Richemont SA ‘A’	14,225	716,267
Givaudan SA *	603	572,326
Julius Baer Group Ltd*	93,250	3,626,678
Nestle SA	100,024	5,742,659
Roche Holding AG	22,130	3,742,572
Sonova Holding AG *	11,518	1,204,521
Swiss Re AG *	23,440	1,193,767
UBS AG (XVTX)*	204,732	2,431,867

		19,230,657

Taiwan - 2.8%

Hon Hai Precision Industry Co Ltd	515,800	1,409,581
HTC Corp	41,100	672,807
Taiwan Semiconductor Manufacturing Co Ltd ADR	214,886	2,774,178

		4,856,566

United Kingdom - 20.5%

Barclays PLC	275,104	745,243
BG Group PLC	73,129	1,558,854
Burberry Group PLC	24,044	440,008
Compass Group PLC	337,512	3,195,681
Diageo PLC	179,098	3,908,054
Hays PLC	635,344	629,495
HSBC Holdings PLC (LI)	660,364	5,006,496
Reckitt Benckiser Group PLC	54,720	2,696,490
Rio Tinto PLC	47,052	2,277,040
Royal Dutch Shell PLC ‘A’ (LI)	105,888	3,892,693
Smiths Group PLC	116,182	1,643,371
Standard Chartered PLC	148,103	3,224,550

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Shares	Value
Tesco PLC	515,823	$3,229,060
WPP PLC	298,933	3,121,819

		35,568,854

United States - 0.3%

Synthes Inc ~	3,465	580,007

Total Common Stocks (Cost $159,181,974)		171,155,906

SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,934,981	1,934,981

Total Short-Term Investment (Cost $1,934,981)		1,934,981

TOTAL INVESTMENTS - 99.7% (Cost $161,116,955)		173,090,887

OTHER ASSETS & LIABILITIES, NET - 0.3%		456,302

NET ASSETS - 100.0%		$173,547,189

Notes to Schedule of Investments
(a)	As of December 31, 2011, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	20.1%
Financials	19.1%
Information Technology	12.0%
Consumer Discretionary	11.7%
Materials	11.5%
Industrials	9.9%
Health Care	5.6%
Energy	5.4%
Telecommunication Services	2.8%
Short-Term Investment	1.1%
Utilities	0.5%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Australia	$4,154,395	$—	$4,154,395	$—
	Austria	113,493	—	113,493	—
	Bermuda	2,206,223	—	2,206,223	—
	Brazil	2,356,194	2,356,194	—	—
	Canada	4,537,547	4,537,547	—	—
	Czech Republic	1,364,951	—	1,364,951	—
	France	21,650,750	—	21,650,750	—
	Germany	18,381,390	—	18,381,390	—
	Hong Kong	4,188,949	—	4,188,949	—
	India	3,404,134	3,404,134	—	—
	Japan	21,642,314	—	21,642,314	—
	Netherlands	14,232,078	—	14,232,078	—
	Singapore	1,447,519	—	1,447,519	—
	South Africa	1,050,774	—	1,050,774	—
	South Korea	3,609,807	—	3,609,807	—
	Spain	4,963,381	—	4,963,381	—
	Sweden	1,615,923	—	1,615,923	—
	Switzerland	19,230,657	—	19,230,657	—
	Taiwan	4,856,566	2,774,178	2,082,388	—
	United Kingdom	35,568,854	—	35,568,854	—
	United States	580,007	—	580,007	—

		171,155,906	13,072,053	158,083,853	—
	Short-Term Investment	1,934,981	1,934,981	—	—

	Total	$173,090,887	$15,007,034	$158,083,853	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Germany - 0.9%

Volkswagen AG	6,199	$926,989

Total Preferred Stocks (Cost $990,755)		926,989

COMMON STOCKS - 96.1%

Australia - 2.2%

Australia & New Zealand Banking Group Ltd	72,645	1,522,347
QBE Insurance Group Ltd	44,179	584,910

		2,107,257

Austria - 0.2%

Erste Group Bank AG	12,677	222,029

Belgium - 0.9%

Solvay SA	10,287	843,853

Canada - 0.8%

First Quantum Minerals Ltd	38,895	765,492

China - 1.1%

China Construction Bank Corp ‘H’	1,488,000	1,040,304

Finland - 1.0%

UPM-Kymmene OYJ	91,975	1,008,080

France - 9.5%

BNP Paribas	31,173	1,220,360
Cie de Saint-Gobain	15,015	575,431
GDF Suez	55,122	1,499,159
PPR SA	6,177	883,392
Sanofi	26,010	1,903,173
Schneider Electric SA	28,600	1,494,655
Sodexo	16,604	1,191,215
Suez Environnement Co	48,478	556,635

		9,324,020

Germany - 8.4%

Allianz SE	19,031	1,818,802
BASF SE	17,324	1,208,194
Bayer AG	35,349	2,259,952
Deutsche Boerse AG *	11,864	621,989
Deutsche Telekom AG	60,941	699,173
E.ON AG	76,765	1,650,152

		8,258,262

Hong Kong - 2.2%

CNOOC Ltd	453,000	792,462
Hutchison Whampoa Ltd	161,000	1,341,883

		2,134,345

Israel - 0.8%

Teva Pharmaceutical Industries Ltd ADR	19,603	791,177

Italy - 1.4%

Snam Rete Gas SPA	310,834	1,366,227

Japan - 21.2%

Amada Co Ltd	85,000	537,555
Asahi Group Holdings Ltd	38,100	837,149
Bridgestone Corp	39,000	882,791
Canon Inc	28,400	1,256,668
East Japan Railway Co	12,000	763,576
Fujitsu Ltd	306,000	1,587,764
Honda Motor Co Ltd	41,000	1,248,544
Japan Tobacco Inc	324	1,522,909
JX Holdings Inc	212,160	1,279,864
KDDI Corp	171	1,100,801
Marubeni Corp	136,000	827,119
Mitsubishi Electric Corp	92,000	879,639
Mitsui & Co Ltd	37,800	586,775
Nippon Telegraph & Telephone Corp	30,700	1,559,144
Nissan Motor Co Ltd	188,800	1,694,585
Sumitomo Corp	135,500	1,831,062
Sumitomo Mitsui Financial Group Inc	82,300	2,289,682

		20,685,627

Netherlands - 3.9%

European Aeronautic Defence & Space Co NV	41,152	1,280,285
ING Groep NV CVA *	101,793	725,399
Koninklijke KPN NV	40,153	479,384
Unilever NV CVA	38,535	1,323,346

		3,808,414

New Zealand - 0.7%

Telecom Corp of New Zealand Ltd	439,441	703,194

Norway - 0.7%

DnB ASA	72,592	709,307

South Africa - 0.5%

African Bank Investments Ltd	114,100	481,569

South Korea - 2.6%

KT Corp ADR *	44,842	701,329
Samsung Electronics Co Ltd	1,961	1,801,229

		2,502,558

Spain - 2.9%

Banco Bilbao Vizcaya Argentaria SA	133,515	1,147,523
Repsol YPF SA	55,202	1,686,436

		2,833,959

Sweden - 2.7%

Nordea Bank AB	162,365	1,253,443
Telefonaktiebolaget LM Ericsson ‘B’	139,911	1,421,197

		2,674,640

Switzerland - 4.2%

Credit Suisse Group AG *	22,104	518,649
Holcim Ltd *	17,108	913,992
Roche Holding AG	8,973	1,517,492
Swiss Re AG *	23,057	1,174,261

		4,124,394

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)

	Shares	Value
Taiwan - 0.8%

Hon Hai Precision Industry Co Ltd GDR ~	146,913	$774,232

United Kingdom - 27.4%

Barclays PLC	326,532	884,559
BP PLC	294,562	2,099,530
British American Tobacco PLC	37,537	1,779,824
BT Group PLC	224,493	662,939
Cairn Energy PLC *	153,899	632,685
Centrica PLC	282,319	1,267,067
Experian PLC	48,201	650,980
GlaxoSmithKline PLC	96,348	2,196,970
HSBC Holdings PLC	273,052	2,070,122
InterContinental Hotels Group PLC	53,754	961,456
International Power PLC	193,018	1,009,781
Lloyds Banking Group PLC *	715,221	285,666
Petropavlovsk PLC	27,571	261,931
Prudential PLC	184,222	1,815,216
Royal Dutch Shell PLC ‘A’	150,836	5,545,087
Standard Chartered PLC	35,774	778,884
Tullow Oil PLC	13,368	288,288
Vodafone Group PLC	1,305,091	3,626,114

		26,817,099

Total Common Stocks (Cost $98,776,742)		93,976,039

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,430,667	2,430,667

Total Short-Term Investment (Cost $2,430,667)		2,430,667

TOTAL INVESTMENTS - 99.5% (Cost $102,198,164)		97,333,695

OTHER ASSETS & LIABILITIES, NET - 0.5%		475,767

NET ASSETS - 100.0%		$97,809,462

Notes to Schedule of Investments
(a)	As of December 31, 2011, the fund was diversified as a percentage of net assets as follows:

Financials	21.6%
Energy	12.6%
Industrials	11.0%
Telecommunication Services	9.7%
Health Care	8.9%
Consumer Discretionary	8.0%
Utilities	7.5%
Information Technology	7.0%
Consumer Staples	5.6%
Materials	5.1%
Short-Term Investment	2.5%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	As of December 31, 2011, $102,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of December 31, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
EURO STOXX 50 (03/12)	20	EUR 450,200	$14,720
FTSE 100 Index (03/12)	6	GBP 322,280	15,332
TOPIX Index (03/12)	4	JPY 29,060,000	738

Total Future Contracts			$30,790

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
(d)	Forward foreign currency contracts as of December 31, 2011 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	AUD	7,822,036	02/12	BRC	$(283,493)
Buy	AUD	839,678	02/12	CSF	(28,111)
Sell	AUD	322,348	02/12	BRC	(8,021)
Sell	AUD	976,681	02/12	CIT	3,020
Sell	AUD	550,000	02/12	HSB	(22,024)
Sell	AUD	240,690	02/12	UBS	(3,771)
Sell	AUD	396,921	02/12	WPC	(20,460)
Sell	CAD	432,412	02/12	BRC	10,330
Sell	CAD	149,105	02/12	CSF	41
Buy	CHF	4,032,122	02/12	BRC	(356,093)
Buy	CHF	221,312	02/12	RBC	(20,842)
Sell	CHF	399,024	02/12	WPC	3,786
Buy	EUR	720,022	02/12	BRC	(61,571)
Buy	EUR	360,011	02/12	CIT	(30,786)
Buy	EUR	705,559	02/12	CSF	(26,620)
Buy	EUR	969,088	02/12	HSB	(58,302)
Buy	EUR	693,106	02/12	RBC	(44,624)
Buy	EUR	350,000	02/12	SSB	(11,435)
Buy	EUR	589,359	02/12	UBS	(46,678)
Buy	EUR	491,451	02/12	WPC	(16,920)
Sell	EUR	253,374	02/12	BRC	2,765
Sell	EUR	332,556	02/12	CSF	46,358
Sell	EUR	450,000	02/12	HSB	23,030
Sell	EUR	332,556	02/12	RBC	41,514
Sell	EUR	5,425,892	02/12	SSB	651,525
Sell	EUR	183,942	02/12	UBS	17,440
Buy	GBP	353,235	02/12	BRC	(4,962)
Buy	GBP	192,225	02/12	CIT	(10,815)
Buy	GBP	160,018	02/12	UBS	(7,140)
Buy	GBP	247,859	02/12	WPC	1,015
Sell	GBP	612,034	02/12	CIT	21,012
Sell	GBP	257,514	02/12	CSF	6,613
Sell	GBP	3,688,957	02/12	SSB	208,834
Sell	GBP	141,084	02/12	UBS	6,049
Sell	GBP	294,538	02/12	WPC	978
Buy	HKD	2,574,927	02/12	BRC	794
Buy	HKD	1,136,373	02/12	CSF	46
Buy	HKD	8,140,497	02/12	SSB	(860)
Buy	HKD	4,873,931	02/12	UBS	(89)
Sell	HKD	6,484,724	02/12	UBS	(381)
Buy	JPY	38,619,616	02/12	SSB	(8,346)
Buy	JPY	14,651,917	02/12	TDB	2,045
Buy	JPY	33,774,193	02/12	UBS	3,802
Buy	JPY	14,400,823	02/12	WPC	(2,193)
Sell	JPY	77,049,416	02/12	BRC	(7,896)
Sell	JPY	23,997,957	02/12	CIT	(2,715)
Sell	JPY	42,114,574	02/12	CSF	(5,044)
Sell	JPY	38,308,489	02/12	MSC	(5,289)
Sell	JPY	39,075,587	02/12	UBS	9,485
Buy	NOK	1,474,466	02/12	CSF	(3,271)
Sell	NOK	571,652	02/12	WPC	9,309
Sell	NZD	253,739	02/12	HSB	379
Sell	NZD	381,537	02/12	RBC	4,633
Buy	SEK	1,368,983	02/12	RBC	(16,874)
Buy	SEK	1,311,865	02/12	WPC	(14,842)
Buy	SGD	912,511	02/12	HSB	(2,498)
Buy	SGD	629,567	02/12	MSC	(7,362)
Buy	SGD	632,311	02/12	WPC	(21,677)

Total Forward Foreign Currency Contracts					$(87,202)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
December 31, 2011 (Unaudited)
(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1C in Supplemental Notes to Schedules of Investments) as of December 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$926,989	$—	$926,989	$—
	Common Stocks
	Australia	2,107,257	—	2,107,257	—
	Austria	222,029	—	222,029	—
	Belgium	843,853	—	843,853	—
	Canada	765,492	765,492	—	—
	China	1,040,304	—	1,040,304	—
	Finland	1,008,080	—	1,008,080	—
	France	9,324,020	—	9,324,020	—
	Germany	8,258,262	—	8,258,262	—
	Hong Kong	2,134,345	—	2,134,345	—
	Israel	791,177	791,177	—	—
	Italy	1,366,227	—	1,366,227	—
	Japan	20,685,627	—	20,685,627	—
	Netherlands	3,808,414	—	3,808,414	—
	New Zealand	703,194	—	703,194
	Norway	709,307	—	709,307	—
	South Africa	481,569	—	481,569	—
	South Korea	2,502,558	701,329	1,801,229	—
	Spain	2,833,959	—	2,833,959	—
	Sweden	2,674,640	—	2,674,640	—
	Switzerland	4,124,394	—	4,124,394	—
	Taiwan	774,232	774,232	—	—
	United Kingdom	26,817,099	—	26,817,099	—

		93,976,039	3,032,230	90,943,809	—
	Short-Term Investment	2,430,667	2,430,667	—	—
	Derivatives:
	Equity Contracts
	Futures	30,790	30,790	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,074,803	—	1,074,803	—

	Total Assets	98,439,288	5,493,687	92,945,601	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,162,005)	—	(1,162,005)	—

	Total Liabilities	(1,162,005)	—	(1,162,005)	—

	Total	$97,277,283	$5,493,687	$91,783,596	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 78

PACIFIC LIFE FUNDS
Schedule of Investments (Continued)
Explanation of Symbols and Terms
December 31, 2011 (Unaudited)
Explanation of Symbols:

*	Non-income producing investments.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Investments with their principal amount adjusted for inflation.

§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2011. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.

Ω	Investments were in default as of December 31, 2011.

±	The security is a perpetual bond and has no definite maturity date.

∞	Unsettled position. Contract rates do not take effect until settlement date.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

◊	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, swap contracts and/or reverse repurchase agreements, if any, as of December 31, 2011.

+	The values of these investments were determined by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 ( See Note 1B in Supplemental Notes to Schedules of Investments).

∆	Illiquid Investments. Investments were reported as illiquid by the portfolio manager pursuant to the Trust’s policy and procedures (See Note 2 in Supplemental Notes to Schedules of Investments).
Counterparty Abbreviations:

BOA	Bank of America
BRC	Barclays
CIT	Citigroup
CME	Chicago Mercentile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WPC	Westpac Group
Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
Other Abbreviations:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
MICEX	Moscow Interbank Currency Exchange
‘NY’	New York Shares
OTC	Over the Counter
PIK	Payment in Kind
REIT	Real Estate Investment Trust
RTS	Russian Trading System Stock Exchange
SDR	Swedish Depository Receipt
XVTX	Virt-X Pan European Stock Exchange
Note:
     The countries listed in the Schedules of Investments are based on country of incorporation.
See Supplemental Notes to Schedules of Investments

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments
December 31, 2011 (Unaudited)
1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
     A. NET ASSET VALUE
     Each of the twenty-eight funds in the Pacific Life Funds (the “Trust”) (each a “Fund”, and collectively, the “Funds”) is divided into shares. The price of each class of a Fund’s shares is called net asset value (“NAV”) per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV per share is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds), subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding. The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course. The valuation of investments held by the Trust is discussed in further detail below.
     Each Fund’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of investments held by each fund are generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.
     Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (the “SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
     B. INVESTMENT VALUATION
     For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Trust’s Board of Trustees (the “Board”):
     Portfolio Optimization Funds
     The investments of PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate Aggressive Fund and PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”) invest substantially all of their assets in Class P shares of other funds of the Trust (collectively, the “PL Underlying Funds”). The PL Underlying Funds are valued at their respective NAV’s at the time of computation.
     Money Market Instruments and Short-Term Investments
     Money market instruments and short-term investments maturing within 60 days are valued at amortized cost, in accordance with the Investment Company Act of 1940 (“1940 Act”), as amended. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash purposes are valued at their respective NAVs.
     Domestic Equity Investments
     For domestic equity investments, the Trust uses the last reported sale price or official closing price received as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close.
     Foreign Equity Investments
     Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Trust then may adjust for market events that occur between the close of certain foreign exchanges and the NYSE. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.
     Over the Counter (“OTC”) Investments and Certain Equity Investments
     OTC investments, including options contracts and listed investments for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services, that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2011 (Unaudited)
     Domestic and Foreign Fixed Income Investments
     Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices, which are based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.
     Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board
     The Board has adopted procedures (“Trust Procedures”) that include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, a Trustee Valuation Committee or other valuation committee will determine the value of such investments in accordance with alternative valuation methodologies under the Trust Procedures which may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Board approved alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by a Trustee Valuation Committee or determined by a Board approved valuation committee and the subsequently approved by the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course, such values may differ from the value that a Fund would actually realize if the investments were sold.
     Market quotes are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.
     C. FAIR VALUE MEASUREMENTS AND DISCLOSURES
     The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 — Quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing each Fund’s investments are not necessarily an indication of the risks associated with investing in those investments. For example, investments of money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such Investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 1B) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust provides a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at end of period. For the period ended December 31, 2011, there were no significant transfers between Level 1, Level 2, and Level 3 for any of the Funds. A summary of each Fund’s investments as of December 31, 2011 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.
     The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.
     Equity Securities (Common and Preferred Stock) and Mutual Funds
     Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Investments in mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

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     U.S. Treasury Obligations
     U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Mortgage-Backed Securities and Asset-Backed Securities
     Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, and the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
     Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Municipal Bonds
     Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Foreign Government Bonds and Notes
     Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Corporate Bonds and Notes and U.S. Government & Agency Issues
     Corporate bonds held by a Fund generally comprise two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information and options adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and options adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Futures Contracts
     Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Options Contracts
     Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded

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December 31, 2011 (Unaudited)
over the counter (“OTC”) are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Forward Foreign Currency Contracts
     Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Swaps
     Interest Rate Swaps - Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Credit Default Swaps - Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Total Return Swaps - Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Senior Loan Notes
     Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Short-Term Investments
     Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.
2. INVESTMENTS AND RISKS
     General Investment Risks
     An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of these investments may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original investment. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.
     Portfolio Optimization Funds
     The Portfolio Optimization Funds are exposed to the same risks as the PL Underlying Funds in direct proportion to the allocation of assets among those funds. The semi-annual report for the PL Underlying Funds contains information about the risks associated with investing in the PL Underlying Funds. Allocations among the PL Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PL Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio

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December 31, 2011 (Unaudited)
Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PL Underlying Fund (See Note 3).
     Equity Investments
     The price of equity investments changes in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the General Investment Risk factors noted above.
     Fixed Income Investments
     Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a Fund’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.
     Foreign Investments
     There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile. The foreign investments of the PL Money Market Fund must be denominated in U.S. dollars.
     Illiquid Investments
     Each Fund may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the PL Money Market Fund), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a Fund may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each Fund as of December 31, 2011 was less than 15% of its net assets (5% of total assets for the PL Money Market Fund).
     Senior Loan Participations and Assignments
     Certain Funds may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
     When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a

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Supplemental Notes to Schedules of Investments (Continued)
December 31, 2011 (Unaudited)
typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of December 31, 2011, no participation interest in Senior Loans was held by any of the Funds.
     Inflation-Indexed Bonds
     Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income.
     Mortgage-Related and Other Asset-Backed Securities
     Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
     Mortgage dollar rolls, principally on a forward commitment basis, involve a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
     SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income.
     U.S. Government Agencies or Government-Sponsored Enterprises
     Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the United States Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed

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December 31, 2011 (Unaudited)
as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.
     When-Issued Securities
     Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     Delayed-Delivery Transactions
     Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
     Short Sales
     Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
     When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as liabilities.
     The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.
     Repurchase Agreements
     Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the Trust’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     Reverse Repurchase Agreements
     Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

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December 31, 2011 (Unaudited)
     Segregation and Collateral
     If a Fund engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Fund’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.
3. INVESTMENTS WITH AFFILIATES
     As of December 31, 2011, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C and R) owned more than 5% of the outstanding voting shares in each of the affiliated applicable PL Underlying Funds. A summary of transactions for the nine-month period ended December 31, 2011 and total investments by each of the Portfolio Optimization Funds in each PL Underlying Fund as of December 31, 2011 is as follows:

							As of December 31, 2011
						Change in
			Distributions		Net	Unrealized
	Value as of	Purchase	Received and	Sales	Realized	Appreciation		Shares	Ownership
Fund/Underlying Fund	April 1, 2011	Cost(1)	Reinvested(2)	Proceeds	Gain (Loss)(3)	(Depreciation)	Value	Balance	Percentage
PL Portfolio Optimization Conservative Fund:
PL Floating Rate Loan	$24,260,513	$8,191,102	$1,221,928	$366,277	$(10,749)	$(1,030,003)	$32,266,514	3,299,235	32.22%
PL Inflation Managed	48,760,953	12,342,786	2,110,275	2,936,694	121,812	215,511	60,614,643	5,702,224	23.65%
PL Managed Bond	102,504,610	28,799,495	3,547,503	214,738	(5,563)	(1,732,291)	132,899,016	12,514,032	30.39%
PL Short Duration Bond	38,742,817	8,191,422	544,351	109,731	(522)	(406,138)	46,962,199	4,715,080	34.25%
PL Comstock	9,983,099	8,119,340	171,530	4,903,705	17,504	(651,103)	12,736,665	1,151,597	6.95%
PL Growth LT	5,337,813	1,461,838	—	6,098,215	580,747	(1,282,183)	—	—	0.00%
PL Large-Cap Growth	4,928,497	2,204,086	—	716,537	(31,999)	(316,408)	6,067,639	703,087	5.81%
PL Large-Cap Value	15,817,051	6,075,970	302,150	5,385,283	38,541	(338,588)	16,509,841	1,491,404	7.05%
PL Main Street Core	6,069,708	1,328,985	58,013	592,181	(10,357)	(91,072)	6,763,096	691,523	3.97%
PL Mid-Cap Equity	9,585,544	3,704,141	43,573	3,059,297	(76,478)	(750,301)	9,447,182	1,021,317	6.51%
PL International Large-Cap	6,166,303	7,919,154	135,507	2,470,938	(50,153)	(981,815)	10,718,058	810,746	6.18%
PL International Value	6,163,334	3,982,759	243,164	1,727,258	(56,772)	(952,154)	7,653,073	990,048	7.82%

	$278,320,242	$92,321,078	$8,377,994	$28,580,854	$516,011	$(8,316,545)	$342,637,926

PL Portfolio Optimization Moderate-Conservative Fund:
PL Floating Rate Loan	$21,066,994	$4,026,367	$909,228	$1,500,272	$(21,264)	$(764,613)	$23,716,440	2,424,994	23.68%
PL Inflation Managed	39,824,008	9,081,192	1,647,040	3,399,146	254,836	46,045	47,453,975	4,464,155	18.52%
PL Managed Bond	80,434,335	17,523,634	2,561,246	3,568,275	(147,735)	(1,053,291)	95,749,914	9,015,999	21.90%
PL Short Duration Bond	28,978,853	6,485,474	389,135	1,839,152	(11,714)	(278,697)	33,723,899	3,385,933	24.60%
PL Comstock	16,277,697	5,782,616	274,863	540,470	(66,677)	(1,364,271)	20,363,758	1,841,208	11.11%
PL Growth LT	8,297,223	1,103,927	37,610	2,128,157	(178,751)	(638,252)	6,493,600	574,147	7.01%
PL Large-Cap Growth	10,977,797	3,492,763	—	625,969	(38,806)	(736,401)	13,069,384	1,514,413	12.48%
PL Large-Cap Value	22,157,836	6,519,887	505,167	933,382	(63,629)	(670,920)	27,514,959	2,485,543	11.74%
PL Main Street Core	13,557,385	3,814,123	146,953	—	—	(386,807)	17,131,654	1,751,703	10.07%
PL Mid-Cap Equity	10,930,378	4,214,497	62,087	552,200	(74,573)	(1,168,772)	13,411,417	1,449,883	9.24%
PL Mid-Cap Growth	6,447,601	2,009,519	33,000	598,215	17,778	(1,731,765)	6,177,918	811,816	10.42%
PL Small-Cap Value	2,816,817	876,821	46,618	105,185	(1,767)	(170,937)	3,462,367	350,442	4.46%
PL Emerging Markets	—	5,123,480	19,401	1,155,107	(159,000)	(651,496)	3,177,278	269,261	4.43%
PL International Large-Cap	13,666,052	5,764,661	210,861	1,362,674	(183,828)	(1,856,295)	16,238,777	1,228,349	9.36%
PL International Value	7,837,656	4,486,982	324,219	1,116,981	(171,593)	(1,574,854)	9,785,429	1,265,903	10.00%

	$283,270,632	$80,305,943	$7,167,428	$19,425,185	$(846,723)	$(13,001,326)	$337,470,769

PL Portfolio Optimization Moderate Fund:
PL Floating Rate Loan	$40,695,802	$6,369,529	$1,691,463	$3,037,373	$(84,696)	$(1,473,644)	$44,161,081	4,515,448	44.10%
PL Inflation Managed	89,349,110	18,043,099	3,373,071	14,702,417	1,330,380	(67,021)	97,326,222	9,155,806	37.99%
PL Managed Bond	137,704,785	24,960,784	4,042,343	13,635,474	(458,606)	(1,301,279)	151,312,553	14,247,886	34.60%
PL Short Duration Bond	40,548,010	7,882,522	505,087	4,698,312	(25,227)	(337,226)	43,874,854	4,405,106	32.01%
PL Comstock	62,942,312	14,765,520	969,396	943,412	(131,799)	(5,640,173)	71,961,844	6,506,496	39.26%
PL Growth LT	40,726,523	6,842,811	203,727	8,614,540	(588,547)	(3,395,357)	35,174,617	3,110,046	37.98%
PL Large-Cap Growth	40,192,558	6,818,134	—	704,633	(45,673)	(2,790,656)	43,469,730	5,037,049	41.52%
PL Large-Cap Value	88,175,057	10,592,913	1,673,446	4,843,755	(580,555)	(3,619,481)	91,397,625	8,256,335	39.01%
PL Main Street Core	56,402,491	8,989,582	542,599	563,821	(59,747)	(2,071,079)	63,240,025	6,466,260	37.16%
PL Mid-Cap Equity	47,206,923	12,656,507	246,931	1,095,613	(175,502)	(5,327,277)	53,511,969	5,785,078	36.89%
PL Mid-Cap Growth	17,403,026	3,798,497	87,097	289,103	3,979	(4,697,952)	16,305,544	2,142,647	27.51%

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2011 (Unaudited)

							As of December 31, 2011
			Distributions		Net	Change in
	Value as of	Purchase	Received and	Sales	Realized	Unrealized		Shares	Ownership
Fund/Underlying Fund	April 1, 2011	Cost(1)	Reinvested (2)	Proceeds	Gain (Loss)(3)	Depreciation	Value	Balance	Percentage
PL Portfolio Optimization Moderate Fund (Continued):
PL Small-Cap Growth	$8,060,122	$2,200,532	$—	$261,851	$(33,426)	$(874,169)	$9,091,208	858,471	27.94%
PL Small-Cap Value	24,752,795	4,465,977	364,581	766,748	(26,103)	(1,729,778)	27,060,724	2,738,940	34.83%
PL Real Estate	15,330,373	3,791,086	125,914	738,264	(13,581)	(126,451)	18,369,077	1,625,582	38.83%
PL Emerging Markets	25,015,984	5,615,591	153,689	159,829	(25,388)	(5,430,786)	25,169,261	2,132,988	35.18%
PL International Large-Cap	47,581,150	30,498,627	892,407	2,486,976	(405,949)	(7,067,443)	69,011,816	5,220,258	39.76%
PL International Value	23,738,005	6,782,115	855,179	792,657	(192,032)	(4,459,812)	25,930,798	3,354,566	26.51%

	$805,825,026	$175,073,826	$15,726,930	$58,334,778	$(1,512,472)	$(50,409,584)	$886,368,948

PL Portfolio Optimization Moderate-Aggressive Fund:
PL Inflation Managed	$51,395,357	$7,532,030	$1,765,798	$10,825,280	$1,191,990	$(234,003)	$50,825,892	4,781,364	19.84%
PL Managed Bond	51,491,942	6,290,082	1,363,199	7,765,815	(118,561)	(414,421)	50,846,426	4,787,799	11.63%
PL Short Duration Bond	12,923,837	1,697,255	144,766	2,141,699	(7,340)	(94,038)	12,522,781	1,257,307	9.14%
PL Comstock	56,878,863	7,366,804	799,436	507,120	(85,029)	(5,092,271)	59,360,683	5,367,150	32.38%
PL Growth LT	43,513,697	5,007,927	221,766	6,037,257	(727,161)	(3,664,545)	38,314,427	3,387,659	41.38%
PL Large-Cap Growth	31,845,940	3,173,203	—	1,102,556	(131,063)	(2,111,971)	31,673,553	3,670,168	30.25%
PL Large-Cap Value	75,517,862	4,461,420	1,343,410	4,051,993	(691,869)	(3,173,400)	73,405,430	6,631,024	31.33%
PL Main Street Core	56,725,420	5,184,457	509,710	838,084	(130,604)	(2,029,272)	59,421,627	6,075,831	34.92%
PL Mid-Cap Equity	49,918,924	9,597,149	240,079	1,873,938	(217,433)	(5,612,807)	52,051,974	5,627,240	35.88%
PL Mid-Cap Growth	26,130,860	5,433,548	130,884	—	—	(7,157,173)	24,538,119	3,224,457	41.40%
PL Small-Cap Growth	13,364,373	1,646,029	—	880,278	(39,576)	(1,194,426)	12,896,122	1,217,764	39.63%
PL Small-Cap Value	32,494,550	2,815,279	440,400	825,331	(52,758)	(2,163,444)	32,708,696	3,310,597	42.09%
PL Real Estate	18,257,445	3,686,745	138,011	1,849,720	(12,181)	(86,557)	20,133,743	1,781,747	42.56%
PL Emerging Markets	27,095,906	9,592,960	188,830	165,673	(25,026)	(5,762,689)	30,924,308	2,620,704	43.22%
PL International Large-Cap	49,935,619	15,132,392	735,419	1,803,878	(242,616)	(6,873,559)	56,883,377	4,302,828	32.77%
PL International Value	35,559,482	9,581,323	1,246,601	1,358,655	(613,554)	(6,615,682)	37,799,515	4,889,976	38.65%

	$633,050,077	$98,198,603	$9,268,309	$42,027,277	$(1,902,781)	$(52,280,258)	$644,306,673

PL Portfolio Optimization Aggressive Fund:
PL Managed Bond	$6,580,263	$1,596,559	$173,529	$1,826,834	$2,289	$(60,190)	$6,465,616	608,815	1.48%
PL Comstock	20,432,657	1,128,646	254,184	1,031,242	(146,907)	(1,763,394)	18,873,944	1,706,505	10.30%
PL Growth LT	17,657,777	1,844,691	73,063	5,528,742	(41,541)	(1,385,808)	12,619,440	1,115,777	13.63%
PL Large-Cap Growth	11,145,737	1,097,335	—	1,039,027	(55,608)	(737,350)	10,411,087	1,206,383	9.94%
PL Large-Cap Value	26,795,440	1,374,537	466,032	1,823,661	(322,056)	(1,025,765)	25,464,527	2,300,319	10.87%
PL Main Street Core	25,131,584	1,463,977	202,670	2,119,566	(306,104)	(745,436)	23,627,125	2,415,861	13.88%
PL Mid-Cap Equity	18,176,927	1,265,003	76,787	678,038	(112,681)	(2,079,525)	16,648,473	1,799,835	11.48%
PL Mid-Cap Growth	14,475,253	2,711,337	65,410	1,348,573	(6,754)	(3,645,482)	12,251,191	1,609,881	20.67%
PL Small-Cap Growth	10,935,764	2,060,611	—	1,125,115	(188,648)	(1,130,724)	10,551,888	996,401	32.43%
PL Small-Cap Value	16,150,663	1,100,099	194,854	1,782,629	(91,795)	(1,099,335)	14,471,857	1,464,763	18.62%
PL Real Estate	8,271,792	1,851,466	60,194	1,166,089	(72,480)	(139,456)	8,805,427	779,241	18.61%
PL Emerging Markets	12,166,048	3,466,929	74,971	875,118	16,551	(2,566,111)	12,283,270	1,040,955	17.17%
PL International Large-Cap	20,655,991	4,081,216	267,587	1,346,063	(141,265)	(2,802,862)	20,714,604	1,566,914	11.93%
PL International Value	16,966,308	3,163,416	548,571	561,042	(242,946)	(3,231,827)	16,642,480	2,152,973	17.01%

	$225,542,204	$28,205,822	$2,457,852	$22,251,739	$(1,709,945)	$(22,413,265)	$209,830,929

(1)	Purchased cost excludes distributions received and reinvested, if any.

(2)	Distributions received includes distributions from net investment income from the PL Underlying Funds.

(3)	Net realized gain (loss) includes distribution from capital gains from the PL Underlying Funds, if any.
     As of December 31, 2011, Pacific Life Insurance Company owned the following percentages of the total (aggregate of all share classes) shares outstanding of the following Funds:

Fund	Ownership percentage
PL Floating Rate Income	90.76%
PL High Income	100.00%
PL Short Duration Income	100.00%
PL Strategic Income	100.00%

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2011 (Unaudited)
4. FEDERAL TAX COST AND TAX BASIS COMPONENTS
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of December 31, 2011, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Fund	on Tax Basis	on Investments	on Investments	on Investments	on Other(1)	(Depreciation)
PL Portfolio Optimization Conservative	$334,710,698	$7,997,172	$(69,944)	$7,927,228	$—	$7,927,228
PL Portfolio Optimization Moderate-Conservative	329,414,953	9,078,520	(1,022,704)	8,055,816	—	8,055,816
PL Portfolio Optimization Moderate	867,049,420	23,705,247	(4,385,919)	19,319,328	—	19,319,328
PL Portfolio Optimization Moderate-Aggressive	636,758,582	20,756,550	(13,208,459)	7,548,091	—	7,548,091
PL Portfolio Optimization Aggressive	205,550,590	7,145,091	(2,864,752)	4,280,339	—	4,280,339
PL Floating Rate Income	43,797,624	318,781	(672,309)	(353,528)	—	(353,528)
PL Floating Rate Loan	103,481,695	683,447	(1,669,788)	(986,341)	—	(986,341)
PL High Income	6,887,403	87,712	(1,758)	85,954	—	85,954
PL Income	213,829,120	3,173,291	(405,223)	2,768,068	—	2,768,068
PL Inflation Managed	307,626,123	9,509,944	(5,176,142)	4,333,802	873,370	5,207,172
PL Managed Bond	588,610,155	10,515,636	(13,182,210)	(2,666,574)	3,398,809	732,235
PL Money Market	36,806,413	—	—	—	—	—
PL Short Duration Bond	136,783,042	595,316	(818,981)	(223,665)	(2,831)	(226,496)
PL Short Duration Income	499,906	23	—	23	—	23
PL Strategic Income	7,882,914	70,728	(3,514)	67,214	—	67,214
PL Comstock	173,958,217	23,416,569	(14,245,913)	9,170,656	—	9,170,656
PL Growth LT	83,038,589	12,822,160	(3,458,278)	9,363,882	106,441	9,470,323
PL Large-Cap Growth	88,585,148	19,774,242	(2,937,026)	16,837,216	—	16,837,216
PL Large-Cap Value	200,949,850	42,076,983	(9,014,653)	33,062,330	—	33,062,330
PL Main Street Core	145,962,510	29,182,149	(4,747,936)	24,434,213	—	24,434,213
PL Mid-Cap Equity	135,895,130	12,698,638	(4,258,549)	8,440,089	—	8,440,089
PL Mid-Cap Growth	54,534,303	9,383,566	(4,596,538)	4,787,028	(275)	4,786,753
PL Small-Cap Growth	27,004,975	6,576,978	(1,093,334)	5,483,644	—	5,483,644
PL Small-Cap Value	66,539,907	13,966,880	(2,702,469)	11,264,411	8	11,264,419
PL Real Estate	35,069,627	12,881,442	(718,413)	12,163,029	—	12,163,029
PL Emerging Markets	66,049,550	9,771,124	(4,213,831)	5,557,293	(59,712)	5,497,581
PL International Large-Cap	165,944,973	18,091,269	(10,945,355)	7,145,914	(8,088)	7,137,826
PL International Value	103,983,207	2,342,982	(8,992,494)	(6,649,512)	(64,123)	(6,713,635)

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, and assets and liabilities in foreign currencies, if any.

Item 2. Controls and Procedures.
(a)	The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown

Mary Ann Brown
Chief Executive Officer

Date:	2/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown

Mary Ann Brown
Chief Executive Officer

Date:	2/29/12

By:	/s/ Brian D. Klemens

Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	2/29/12